As filed with the Securities and Exchange Commission on
August 27, 2010

Securities Act File No.  333-[_________]
Investment Company Act File No. 811-22461

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
(Check appropriate box or boxes)

☒           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐           Pre-Effective Amendment No. ___

☒           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☐           Amendment No. ___

Morgan Creek Global Equity Long/Short Institutional Fund
(Exact Name of Registrant as Specified in Charter)

301 West Barbee Chapel Road
Chapel Hill, NC 27517
(Address of Principal Executive Offices)

(919) 933-4004
(Registrant's Telephone Number)

Mark B. Vannoy
301 West Barbee Chapel Road
Chapel Hill, NC 27517
(Name and Address of Agent for Service)

Copies of Communications to:
Bibb L. Strench
Seward & Kissel LLP
1200 G Street, NW
Suite 350
Washington, D.C.  20005

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box: ☒

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Interests Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee*

Shares of Beneficial Interest	50,000	$1,000	$50,000,000	$3,565

(1)	Estimated solely for purposes of calculating the registration fee.
*	Calculated at the rate of $71.30 per $1 million.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND

CROSS REFERENCE SHEET
PARTS A AND B*

ITEM NUMBER	CAPTION	LOCATION IN PROSPECTUS

1.	Outside Front Cover	Outside Front Cover Page

2.	Cover Pages; Other Offering Information	Inside Front and Outside Back Cover Pages

3.	Fee Table and Synopsis	Summary of Feeder Fund’s Expenses; Fund Expenses

4.	Financial Highlights	Not Applicable

5.	Plan of Distribution	Plan of Distribution

6.	Selling Shareholders	Not Applicable

7.	Use of Proceeds	Use of Proceeds

8.	General Description of the Registrant	Outside Front Cover Page; Investment Objective; Investment Strategies; Additional Investment Policies; General Risks

9.	Management	Management of the Funds; Administration, Accounting and Investor Services Agreements

10.	Capital Stock, Long-Term Debt, and Other Securities	Purchasing Shares; Repurchasing Shares

11.	Defaults and Arrears on Senior Securities	Not Applicable

12.	Legal Proceedings	Not Applicable

13.	Table of Contents of the Statement of Additional Information	Not Applicable

14.	Cover Page of SAI	Not Applicable

15.	Table of Contents of SAI	Not Applicable

16.	General Information and History	Not Applicable

17.	Investment Objective and Policies	Investment Objective; Investment Strategies; Management of the Funds

18.	Management	Management of the Funds; Codes of Ethics

19.	Control Persons and Principal Holders of Securities	Not Applicable

20.	Investment Advisory and Other Services	Management of the Funds

21.	Brokerage Allocation and Other Practices	Portfolio Transactions and Brokerage

22.	Portfolio Managers	Management of the Funds

23.	Tax Status	Certain Tax Considerations

24.	Financial Statements	Financial Statements

*	All information required to be set forth in Part B: Statement of Additional Information has been included in Part A: Prospectus.

PART C

The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

The information in this preliminary prospectus is not complete and may be changed.  We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED [______________], 2010

preliminary  prospectus

MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND

[________________], 2010

This Prospectus describes Morgan Creek Global Equity Long/Short Institutional Fund (the “Feeder Fund”).  The Feeder Fund is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company.  The Feeder Fund invests all or substantially all of its investable assets in Global Equity Long/Short Master Fund (“Master Fund”), a Delaware statutory trust registered under the 1940 Act as a non-diversified, closed-end management investment company.  The Feeder Fund and the Master Fund are collectively referred to herein as the “Funds”.  Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company, serves as the Funds' investment adviser.

The Fund’s investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a  modest degree of correlation to these markets.  In order to achieve its investment objective, the Feeder Fund, through the Master Fund which has the same investment objective, invests in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”) as well as other opportunistic investments that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon.  The Funds cannot guarantee that their investment objectives will be achieved or that their portfolio design and risk monitoring strategies will be successful.

[______________] (the "Distributor") acts as the distributor of the shares of beneficial interest of the Feeder Fund (“Shares”) on a best efforts basis, subject to various conditions.  Investments in the Feeder Fund may be made only by "eligible investors."  Although the Shares will be registered under the Securities Act of 1933 (the "1933 Act"), generally only investors that satisfy the definitions of "accredited investor" as defined in Regulation D under the Securities Act of 1933 (the "1933 Act") and “qualified client” under the Investment Advisers Act of 1940 (the “Advisers Act”) will be eligible investors.  eligible investors who subscribe for Shares and are admitted to the Feeder Fund by the Advisor will become shareholders ("Shareholders") of the Feeder Fund.

Shares in the Feeder Fund are generally being offered only to investors that are U.S. persons for U.S. federal income tax purposes.

The Advisor, in its role as investment adviser, owes the Funds and their shareholders a fiduciary duty to act in their best interest.

Investing in the Funds involves certain risks.  See "General Risks" on page [__] of this Prospectus.

	Price to Public(1)	Proceeds to the Fund
Shares in the Feeder Fund	$50,000	$50,000

(1)	Shares are offered on a best efforts basis at a price equal to their current net asset value. The $50,000 used in the table above is the minimum initial investment.

The Shares have no history of public trading nor is it intended that the Shares will be listed on a public exchange.

This Prospectus concisely provides information that you should know about the Funds before investing.  You are advised to read this Prospectus carefully and to retain it for future reference.  The information in this Prospectus is not complete and may be changed.  You may request a free copy of this Prospectus, annual and semi-annual reports to Shareholders when available, and other information about the Funds, and make inquiries by calling (919) 933-4004, by writing to the Funds or by visiting the password-protected website at www.morgancreekcap.com.  The Funds currently do not maintain a public website, however plan to do so in the future.  Additional information about the Funds and materials incorporated by reference have been filed with the Securities and Exchange Commission (the "SEC") and are available on the SEC's website at www.sec.gov.  If you purchase Shares in the Feeder Fund, you will become bound by the terms and conditions of the Agreement and Declaration of Trust of the Feeder Fund (the “Agreement and Declaration of Trust”).

Shares are generally available for purchase as of the first Business Day (as defined below) of each month, except that Shares may be made available for purchase more or less frequently as determined by the Boards of Trustees of the Funds (collectively, the “Board”)  in its sole discretion.  For purposes of this Prospectus, "Business Day" means any day that the New York Stock Exchange is open for business.  No person who is admitted as a Shareholder will have the right to require the Funds to redeem such Shareholder’s Shares.  The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust.  Although the Feeder Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder's option nor will they be exchangeable for Shares or shares of any other fund.  As a result, an investor may not be able to sell or otherwise liquidate his or her Shares in a timely manner or at all.  The Advisor expects that, generally, it will recommend to the Board that the Feeder Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31 (or, if any such date is not a Business Day, on the immediately preceding business day).

The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the risks involved in investing in the Funds.  To the extent that an investor requires that a portion of its investment portfolio provide liquidity, such portion should not be invested in the Feeder Fund.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax or financial advice.  You should consult with your own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Feeder Fund.

You should rely only on the information contained in this Prospectus.  The Funds have not authorized anyone to provide you with different information.  You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

The date of this Prospectus is                                                           , 2010.

i

SUMMARY

This is only a summary and does not contain all of the information that you should consider before investing in the Funds.  Before investing in the Funds, you should carefully read the more detailed information appearing elsewhere in this Prospectus and each Fund’s Agreement and Declaration of Trust.

The Funds
The Funds are Delaware statutory trusts.  The Feeder Fund invests all or substantially all of its investable assets in the Master Fund.  The Master Fund has the same investment objective as the Feeder Fund.  Morgan Creek Capital Management, LLC (the "Advisor") serves as the Funds' investment adviser.  The Master Fund has additional feeder funds, Morgan Creek Global Equity Long/Short Fund and Morgan Creek Opportunity Offshore Fund, Ltd., and in the future may have other feeder funds.

The Offering
The minimum initial subscription for Shares in the Feeder Fund is $50,000, and minimum subsequent subscriptions are $25,000.  Additional subscriptions above the applicable minimum amount may be made in whole multiples of $5,000.  The Feeder Fund may accept subscriptions for lesser amounts in the discretion of the Advisor.

The Master Fund, and thus the Feeder Fund, indirectly, will pay a quarterly management fee to the Advisor at an annual rate equal to 1.00% of the net assets of the Master Fund.

Although the Shares of the Feeder Fund will be registered under the 1933 Act, the Shares will be sold only to "accredited investors" as defined in Regulation D under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 under the Advisers Act.

Shares will be offered at closings (each, a "Closing") on the first Business Day of each month or at such other times as determined in the discretion of the Board.   For purposes of this Prospectus, a "Business Day" means any day that the New York Stock Exchange is open for business.  All references to Business Day herein shall be based on the time in New York City.  Although the Feeder Fund may offer to repurchase Shares quarterly, subject to the discretion of the Board, Shares will not be redeemable at an investor's option nor will they be exchangeable for shares of any other fund.  As a result, an investor may not be able to sell or otherwise liquidate his or her Shares in a timely manner or at all.  The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the risks involved in investing in the Feeder Fund.  See "The Offering."

Investment Objective
The Feeder Fund's investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets.  The Funds cannot guarantee that their investment objective will be achieved.  If the Funds’ Board determines that the Feeder Fund's investment objective should be changed, Shareholders will be given written notice that will precede or accompany the Feeder Fund's next tender offer.  Such change, however, can be effected without Shareholder approval.  See "Investment Objective."

Investment Strategies
In order to achieve its investment objective, the Feeder Fund, through the Master Fund which has the same investment objective, invests in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”) as well as other opportunistic investments that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon.  The Funds will invest substantially all of their assets in the Portfolio Funds managed by third-party investment managers ("Managers") selected by the Advisor, with the intention of adding additional Portfolio Funds as the need to diversify among additional Portfolio Funds increases.  While it is anticipated that the Funds will generally invest their assets in Portfolio Funds, from time to time the Funds may invest in Exchange Traded Funds (“ETFs”) or enter into total return swaps or other structured transactions instead of investing in Portfolio Funds.  In addition, the Advisor may seek to manage market, interest rate or currency risk through the direct use of options, futures, or other derivatives in order to reduce the overall volatility of the Funds’ portfolios.  Although all or substantially all of the Feeder Fund's investments are made through the Master Fund, this Prospectus generally refers to the Feeder Fund's investments through the Master Fund as investments by the "Funds" in order to make the investment program easier to understand.

The Advisor allocates the Funds' assets among Portfolio Funds using the knowledge and experience of the Advisor to assess Portfolio Funds and to determine an appropriate mix of investment strategies, asset classes, sectors and styles given the prevailing economic and investment environment.

The Funds generally anticipate in normal market conditions investing in the following investment vehicles and strategies:  (i) hedge funds, (ii) real estate securities and funds, (iii) long/short equity and/or fixed income strategies, (iv) distressed debt security strategies, and (v) emerging market securities funds.  These strategies, as well as other strategies that the Funds may invest in from time to time, are described in more detail below.  The Funds anticipate investing in only some of these investment vehicle types and strategies at any one time and switching among these investment vehicles and strategies based on the Advisor's evaluation of market conditions and the assets it believes will be successful in light of these conditions.  The Funds are not required to invest any particular percentage of their assets in any single Portfolio Fund, type of investment vehicle or strategy or any combination of the foregoing.  See "Investment Strategies".

Because the Funds will be subject to the investment constraints of the Internal Revenue Code to take advantage of the pass-through tax treatment offered by certain provisions of the Code, the Advisor generally will limit the Funds’ investments to non-U.S. Portfolio Funds.  Furthermore, the Advisor will limit the Funds’ investments in any one Portfolio Fund to less than 5% of that Portfolio Fund’s outstanding voting securities. See "Investment Strategies."

Performance
The performance history presented in this Prospectus is the performance of the Master Fund’s predecessor fund, Morgan Creek Opportunity Offshore Fund, Ltd., which also invests substantially all of its assets (as a shareholder) in the Master Fund and is also managed by the Advisor and has operated with substantially the same investment objectives, policies and strategies as the Master Fund.  Prospective investors should carefully read the notes that accompany the investment performance data and charts in "Investment Strategies".  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE INVESTMENT RESULTS.

Risk Factors
Although the Funds' investment program is designed to generate consistent returns over a long time period or investment horizon while attempting to minimize risk, the investment program does entail risk.  There can be no assurance that the investment objective of the Funds or those of the Portfolio Funds in which the Funds invest will be achieved or that their investment programs will be successful.

A summary of certain risks associated with an investment in the Funds is set forth below.  Because the Feeder Fund invests all or substantially all of its investable assets in the Master Fund, the risks associated with an investment in the Feeder Fund are substantially the same as the risks associated with an investment in the Master Fund; therefore, the risks described in this Prospectus are hereinafter referred to as the risks of the "Funds." See "General Risks" for a more detailed description of risks applicable to an investment in the Funds.

•
Investments in Portfolio Funds are illiquid, their marketability is restricted and the realization of investments from them may take considerable time and/or be costly, in particular because Portfolio Funds may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or early withdrawal fees.  The Funds' ability to withdraw monies from or invest monies in Portfolio Funds with such restrictions will be limited and such restrictions will limit the Funds' flexibility to reallocate such assets among Portfolio Funds.  In addition, Portfolio Funds may have the ability to temporarily suspend the right of their investors to redeem their investment during periods of exceptional market condition such as those recently experienced, and such suspension may occur for an extended period of time or as a prelude to liquidation of the Portfolio Fund.  It may therefore be difficult for the Funds to sell or realize their investments in the Portfolio Funds in whole or in part.  See "General Risks – Risks Related to an Investment in the Shares – Liquidity of Shares" and "General Risks – Risks Related to Portfolio Funds – Limited Liquidity."

•
Shares, which will not be listed for trading on any national securities exchange, are subject to substantial restrictions on transfer and have limited liquidity.  Although the Advisor anticipates recommending to the Board that the Feeder Fund offer to repurchase Shares on a quarterly basis, the Board retains the discretion to approve such requests and, therefore, there is no requirement that the Feeder Fund offer to repurchase Shares.  The Funds are not required to conduct tender offers and may be less likely to conduct tenders during periods of exceptional market conditions or when Portfolio Funds suspend redemptions.  Accordingly, there can be no assurance that a Shareholder who requests the repurchase of its Shares (or a portion thereof) will have such Shares repurchased.  See "Repurchases of Shares" and "General Risks – Risks Related to an Investment in the Shares – Liquidity of Shares" and "– Repurchases of Shares."

•
The Funds and certain Portfolio Funds may use investment strategies and techniques that involve greater risks than the strategies typically used by registered investment companies.  Portfolio Funds invest in equity and debt securities, and frequently also invest in and trade in other types of securities or instruments including equity-related instruments, debt-related instruments, currencies, financial futures, swap agreements, commodities or real estate securities and funds.  In addition, the Portfolio Funds may sell securities short and use a wide range of other investment techniques, including leverage, securities lending and derivative instruments used for both hedging and non-hedging purposes.  The use of such instruments, leverage and techniques may be an integral part of a Portfolio Fund's investment strategy, and may increase the risk to which the Funds' portfolios are subject.  See "General Risks – Risks Related to Portfolio Funds."

•
The Portfolio Funds may invest a substantial portion of their assets in securities of foreign issuers and the governments of foreign countries.  These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including, but not limited to, political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments.  See "General Risks – Risks Related to Direct Investments in Securities – Non-U.S. Investments" and "– Emerging Markets."

•
The Advisor may consider it appropriate, subject to applicable regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin and other forms of leverage in managing the Funds.  Such investment techniques can substantially increase the adverse impact of investment risks to which the Funds' investment portfolio may be subject.  See "General Risks – Risks Related to Strategic Transactions" and "General Risks – Risks Related to the Investment Strategy – Leverage Risk."

•
The Funds have no operating history as investment companies registered under the 1940 Act or as master and feeder funds.  In addition, certain of the Portfolio Funds in which the Funds invests may have limited or no operating histories.  See "General Risks – Risks Related to the Funds – No Operating History" and "General Risks – Risks Related to Portfolio Funds – No Prior Operating History."

•
Legal, tax and regulatory changes may occur which may materially adversely affect the Funds.  See "General Risks – Risks Related to the Funds – Legal and Regulatory Risks" and "Certain U.S. Federal Income Tax Considerations."  Additionally, there are certain tax risks associated with an investment in the Funds, including without limitation with respect to tax positions taken by and tax estimates made by the Funds and the Portfolio Funds held by the Funds, as well as the potential for legislative or regulatory change that could impact the Funds.  There can be no assurance that positions taken or estimates made by the Funds or the Portfolio Funds will be accepted by tax authorities.  See "Certain U.S. Federal Income Tax Considerations."

•
With respect to the Funds' investments in Portfolio Funds, the Managers charge the Portfolio Funds asset-based fees, and certain Managers are also entitled to receive performance-based fees or allocations, even if the Funds’ overall returns are negative.  Such fees and performance-based compensation are in addition to the fees charged to the Funds by the Advisor.  Moreover, an investor in the Feeder Fund bears a proportionate share of the expenses of the Master Fund, and indirectly, similar expenses of the Portfolio Funds. Investors could avoid the additional level of fees and expenses of the Funds by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable.  See "General Risks – Risks Related to Portfolio Funds – Multiple Levels of Expense."

•
Performance-based allocations charged by Managers of the Portfolio Funds may create incentives for the Managers to make risky investments, and may be payable by the Funds to a Manager based on a Portfolio Fund's positive returns even if the Funds' overall returns are negative.  See "General Risks – Risks Related to Portfolio Funds – Performance Fees and Management Fees."

•
Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Funds as investors in Portfolio Funds do not have the benefit of the protections afforded by the 1940 Act.  Managers may not be registered as investment advisers under the Advisers Act, in which case the Funds as investors in Portfolio Funds managed by such Managers will not have the benefit of certain of the protections afforded by the Advisers Act.  See "General Risks – Risks Related to Portfolio Funds – Registration under the 1940 Act and the Advisers Act."

•
The valuation of the Master Fund’s investments in Portfolio Funds is ordinarily calculated by State Street Bank and Trust Company, the Fund’s independent administrator (the “Administrator”), in consultation with the Advisor. The valuation procedures of the Portfolio Funds in which the Master Fund invests are reviewed by the Advisor.  The Master Fund’s investments are ordinarily based upon valuations provided to it by the Managers of such Portfolio Funds or, in many cases, the administrators of those Portfolio Funds. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Managers and/or their administrators. A Manager may face a conflict of interest in valuing such securities since their values affect the Manager’s compensation. The Advisor reviews the valuation procedures used by each Manager and the Advisor will monitor the returns provided by the Portfolio Funds, including performing ongoing due diligence.  However, the Advisor is not able to confirm or review the accuracy of valuations provided by Managers or their administrators. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares, which determine the value at which new Shareholders are admitted and the amounts Shareholders receive upon any repurchases of Shares by the Feeder Fund. Illiquid investments may be harder to value, potentially increasing risks regarding valuation. See "Calculation of Net Asset Value; Valuation" and "General Risks – Risks Related to Portfolio Funds – Portfolio Valuation."

•
Because certain Portfolio Funds in which the Funds invest may provide infrequent opportunities to purchase their securities, the Funds may hold significant amounts of cash, short-term debt securities or money market securities pending investment in such Portfolio Funds, which could materially adversely affect the Funds' investment returns.  See "Investment Strategies."

Board of Trustees
The Funds’ Boards have overall responsibility for monitoring and overseeing each Fund's investment program and its management and operations.  Each Board has the same Trustees and, for purposes of this Prospectus, collectively the Boards are referred to as the “Board.”  The initial Trustees have each been ratified by each Fund's initial Shareholder.  Any vacancy on the Board may be filled by the remaining Trustees of such Board, except to the extent the 1940 Act requires the election of Trustees by the Shareholders.  A majority of the Trustees are "Independent Trustees" who are not "interested persons" (as defined by the 1940 Act) of any Fund, the Advisor or Distributor.  See "Management of the Funds – Trustees and Officers."

The Advisor
The Feeder Fund and the Master Fund are each managed by Morgan Creek Capital Management, LLC, a North Carolina limited company registered as an investment adviser under the Advisers Act.  The Advisor will provide certain day-to-day investment management services to the Funds.  The Advisor will receive a quarterly fee, payable quarterly in advance based on the net assets of the Master Fund as of the first Business Day of such quarter, in an amount equal to an annual rate of 1.00% of the Master Funds' net assets.  If additional contributions are made to the Feeder Fund during the quarter after the payment of the management fee, the management fee will be prorated and charged at the time of the contribution. The Feeder Fund will not pay a fee to the Advisor (at the Feeder Fund or Master Fund level) so long as the Feeder Fund remains in the master-feeder structure.  The address of the Feeder Fund, the Master Fund and Advisor is 301 West Barbee Chapel Road, Suite 200, Chapel Hill, North Carolina 27517 and the telephone number at such address is 919-933-4004. See "Management of the Funds – Advisor," "– Investment Management Agreement."

The Advisor also acts as servicing agent to the Feeder Fund (“Servicing Agent”), whereby it provides or procures certain Shareholder servicing and administrative assistance. Investor servicing entails the provision of personal, continuing services to investors in the Feeder Fund and administrative assistance. The Advisor, acting in the capacity of Servicing Agent, may, in turn, retain certain parties to act as sub-servicing agents to assist with investor servicing and administration.

The Servicing Agent may engage one or more sub-servicing agents (each, a “Sub-Servicing Agent”) to provide some or all of the services. Compensation to any Sub-Servicing Agent is paid by the Advisor as Servicing Agent. The Advisor or its affiliates also may pay a fee out of their own resources to Sub-Servicing Agents.

Custodian	State Street Bank and Trust Company will serve as the Funds' custodian (the "Custodian"). See "Custodian."

Escrow Agent
State Street Bank and Trust Company, or one of its affiliates, will serve as the Feeder Fund's escrow agent (the "Escrow Agent") with respect to subscription monies received from prospective investors and monies held pending payment to Shareholders in connection with repurchases of Shares.  See "Escrow Agent."

Administrator
State Street Bank and Trust Company has been appointed by the Funds to provide certain administrative, accounting, transfer agency and investor services to the Funds.  Fees payable to the Administrator for these services, and reimbursement for the Administrator's out-of-pocket expenses, are paid by the Funds.

The Funds also pay the Administrator certain fixed fees for tax preparation and other services (collectively with the asset based fee, the "Administrative Fee").  The Administrative Fee is paid out of and reduces the Funds' net assets.  See "Administration, Accounting and Investor Services Agreements."

Distribution Agreement
The Feeder Fund has entered into a Distribution Agreement (the "Distribution Agreement") with [_______________] (the "Distributor") to provide for distribution of the Shares.  The Distribution Agreement provides that the Distributor will sell, and will appoint financial intermediaries to sell, Shares on behalf of the Feeder Fund on a best efforts basis. The Distributor may engage one or more Selling Agents. The Advisor or its affiliates may pay a fee out of their own resources to Selling Agents.

Various brokers, dealers, banks and other financial intermediaries (“Selling Agents”) that sell Shares may impose fees, terms and conditions on investor accounts and investments in the Feeder Fund that are in addition to the terms and conditions imposed by the Funds.  Any fees, terms and conditions imposed by the Selling Agents may affect or limit an investor's ability to subscribe for Shares or tender Shares for repurchase or otherwise transact business with the Feeder Fund.

Selling Agents that are members of the Financial Industry Regulatory Authority Inc. ("FINRA") may not accept any compensation in connection with the Feeder Fund's Shares that exceeds the underwriting compensation limit set by FINRA.  See "Plan of Distribution."

Purchasing Shares
Shares will be offered at their net asset value and may be purchased on the first Business Day of each calendar month, except that the Feeder Fund may offer Shares more frequently as determined by the Board.

An investor's subscription for Shares is irrevocable by the investor and will generally require the investor to maintain its investment in the Feeder Fund until such time as the Feeder Fund offers to repurchase the Shares in a tender offer.  The Board may, in its discretion, cause the Feeder Fund to repurchase all of the Shares held by a Shareholder if the total value of the Shareholder's Shares, as a result of repurchase or transfer by the Shareholder, is less than $50,000 (or any lower amount equal to the Shareholder's initial subscription amount).

In order to subscribe for Shares, an investor must complete and deliver to the Distributor or the Administrator a completed subscription agreement.  A Shareholder generally may subscribe for additional Shares by completing an additional subscription agreement.  Subscriptions are subject to the receipt of cleared funds from such account prior to the applicable subscription date and in the full amount of the subscription.  Cleared funds must be available in such account no later than three Business Days prior to the particular subscription date or such other date as the Distributor may determine in its sole discretion and communicate to investors (the "Subscription Period").  Although the Distributor may accept, in the Feeder Fund's sole discretion, a subscription prior to receipt of cleared funds, an investor may not become a Shareholder until cleared funds have been received.  The Feeder Fund reserves the right to reject any subscription for Shares, and the Feeder Fund may, in its sole discretion, suspend subscriptions for Shares at any time and from time to time.  Subscriptions received from prospective investors in advance of dates when Shares may be subscribed for and monies may be transmitted to the Funds will be held by the Escrow Agent.  Any interest earned on monies held by the Escrow Agent in such instances will be credited to the Funds and not the investor.  During the Subscription Period for the initial closing, the Funds' may use cleared funds for investments in Portfolio Funds.  During this period, all Shares will be issued at the same price. See "Purchasing Shares."

Eligibility
The Feeder Fund intends to sell its Shares only to prospective investors who meet the definition of "accredited investor" as defined in Regulation D under the 1933 Act and “qualified client” as defined in the Adviser Act.  Investors meeting these requirements are referred to in this Prospectus as "eligible investors."  Investors who are "accredited investors," as defined in Regulation D, are generally persons having an individual income in excess of $200,000 in each of the two most recent fiscal years or joint income with that person's spouse in excess of $300,000 in each of those years and having a reasonable expectation of reaching the same income level in the current year; individuals having a net worth of at least $1 million, excluding the value of the primary residence; or entities having total assets of at least $5 million or entities all of whose beneficial owners are themselves accredited investors.  Existing Shareholders subscribing for additional Shares must be eligible investors at the time of each additional subscription.  Each prospective investor is required to certify as to such investor's qualification as an eligible investor.  Investors who are “qualified clients” within the meaning of Rule 205-3 under the Advisers Act.  A “qualified client” means an individual or company (other than an investment company) that has a net worth (or in the case of an individuals a joint net worth with the individual’s spouse) of more than $1,500,000, or that meets certain other qualification requirements set forth in the form of subscription agreement attached hereto as Appendix A.  See "eligible investors."

Transfer Restrictions
There is no public market for Shares and none is expected to develop.  The Feeder Fund will not list its Shares on a stock exchange or similar market.  With very limited exceptions, Shares are not transferable and liquidity for investments in Shares may be provided only through periodic tender offers by the Feeder Fund, as described below. The Funds, however, are not "interval funds" within the meaning of Rule 23c-3 under the 1940 Act.  Any Transfer made or purported to be made that is in violation of the Feeder Fund's Agreement and Declaration of Trust shall be void and of no effect.  To the extent any Shareholder, transferee or successor Shareholder is purported to have transferred any economic interest in the Feeder Fund in violation of such Feeder Fund's Agreement and Declaration of Trust, such Feeder Fund shall not recognize such action and the Board may terminate all or any part of the Shares of such Shareholder, transferee or successor Shareholder at no value or such value as the Board determines in its sole and absolute discretion and the Shareholder, transferee or successor Shareholder will forfeit all or such portion of its capital account in connection with such termination as determined by the Advisor in connection therewith.  An investment in the Feeder Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.  See "eligible investors," "Purchasing Shares" and "Repurchases of Shares – Transfers of Shares."

No Redemptions; Repurchases of Shares by the Funds
The Feeder Fund is a closed-end management investment company.  Shareholders of the Feeder Fund will not have the right to redeem their Shares.  No Shareholder or other person holding Shares acquired from a Shareholder will have the right to require the Feeder Fund to redeem their respective Shares.  The Feeder Fund may from time to time offer to repurchase Shares from their respective Shareholders in accordance with written tenders by Shareholders at those times, in those amounts, and on such terms and conditions as the respective Board may determine in its sole discretion.  In determining whether the Feeder Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors.  The Advisor currently expects that it will generally recommend to the Feeder Fund’s Board that the Feeder Fund offer to repurchase Shares from Shareholders quarterly on March 31, June 30, September 30 and December 31.  The Feeder Fund will require that each tendering Shareholder tender a minimum of $50,000 worth of Shares. However, the Feeder Fund is not required to conduct tender offers and may be less likely to conduct tenders during periods of exceptional market conditions or when Portfolio Funds suspend redemptions.

The Feeder Fund may repurchase Shares, or any portion of them, from a Shareholder or any person acquiring Shares from or through a Shareholder, without consent or other action by the Shareholder or other person under certain prescribed conditions set forth under "Repurchases of Shares."

Taxation
The Feeder Fund and the Master Fund each expects to qualify, and to continue to qualify, as a regulated investment company (“RIC”) under Subchapter M of the Code. For each taxable year that the Funds so qualify, the Funds are not subject to federal income tax on that part of their taxable income that they distribute to Shareholders. Taxable income consists generally of net investment income and any capital gains.

The Feeder Fund will distribute substantially all of its net investment income and gains to Shareholders.  These distributions generally will be taxable as ordinary income to the Shareholder. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.  The Feeder Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Distribution Policy.”

Subchapter M imposes strict requirements for the diversification of the Funds’ investments, the nature of the Funds’ income and the Funds’ distribution and timely reporting of income and gains.

Conflicts of Interest
The investment activities of the Advisor, the Managers, and their respective affiliates, and their directors, trustees, managers, members, partners, officers, and employees (collectively, the “Related Parties”), for their own accounts and other accounts they manage, may give rise to conflicts of interest that potentially could disadvantage the Feeder Fund and its Shareholders. The Advisor and other Related Parties provide other investment management services to other funds and discretionary managed accounts that follow an investment program certain aspects of which are similar to certain aspects of the Feeder Fund’s investment program or that replicate certain asset classes within the Feeder Fund’s investment program. The Advisor and other Related Parties, are involved with a broad spectrum of financial services and asset management activities, and may, for example, engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Feeder Fund or the Shareholders. In addition, the Related Parties may be involved with other investment programs, investment partnerships or separate accounts that use Managers or Portfolio Funds that are either already a part of the Master Fund’s portfolio or that may be appropriate for investment by the Master Fund. In some cases, these Portfolio Funds may be capacity constrained. The Related Parties are under no obligations to provide the Master Fund with capacity with respect to these Portfolio Funds and, accordingly, the Master Fund may not have exposure or may have reduced exposure with respect to these Portfolio Funds that may be used in other portfolios managed by Related Parties. The Master Fund’s and the Feeder Fund’s operations may give rise to other conflicts of interest that could disadvantage the Feeder Fund and the Shareholders. See “Conflicts of Interest” and “Conflicts of Interest Relating to the Managers.”

Employee Benefit Plans and Other U.S. Tax- Exempt Investors
Investors subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other tax-exempt investors, including employee benefit plans, individual retirement accounts ("IRAs") and Keogh Plans (each, a tax-exempt entity), generally are eligible to subscribe for Shares.  A Fund's assets will not be deemed to be "plan assets" for purposes of ERISA because various rules that apply to the plans themselves do not under certain circumstances apply to the investment vehicles that .the plan assets invest in and the service providers of such investment vehicles.

Reports to Shareholders
The Feeder Fund furnishes to Shareholders, as soon as practicable after the end of each taxable year, information on Form 1099 as is required by law to assist the Shareholders in preparing their tax returns. The Feeder Fund prepares, and transmits to Shareholders, an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act. Shareholders also are sent reports on a quarterly basis regarding the Feeder Fund’s operations during each quarter.  See "Reports to Shareholders" and "Certain U.S. Federal Income Tax Considerations."

Anti-Takeover Provisions
Each Fund’s Agreement and Declaration of Trust include provisions that could limit the ability of other entities or persons to acquire control of a Fund or convert a Fund to open-end status.  These provisions could deprive the holders of Shares of opportunities to sell their Shares at a premium over the then current net asset value.  See “Additional Information and Summary of the Agreement and Declaration of Trust.”

Counsel for the Fund and the Advisor
[____________] has been retained as counsel for the Funds and the Advisor.  No investor will have an attorney-client relationship with counsel solely as a result of the purchase of Shares by an investor.  Each potential investor should consult its own legal, tax and other advisors in connection with an investment in the Feeder Fund.  See “Accountants and Legal Counsel.”

Auditors	[____________] (the “Auditor”) has been retained as the Funds’ independent auditor. See “Accountants and Legal Counsel.”

Term	Each Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Agreement and Declaration of Trust.

Fiscal Year	For accounting purposes, each Fund’s fiscal year is the 12-month period ending on March 31.

SUMMARY OF FEEDER FUND’S EXPENSES

The following table illustrates the approximate expenses and fees that Shareholders in the Feeder Fund are expected to bear directly or indirectly.

SHAREHOLDER TRANSACTION FEES
Maximum Sales Load (as a percentage of the offering price)	None
ANNUAL EXPENSES (as a percentage of average net assets)
Investment Management Fee(1)	1.00%
Other Feeder Fund Expenses(2)	0.82%
1.82%
Fee Waiver and Expense Reimbursement(3)	(0.47)%
1.35%
Acquired Fund Fees and Expenses(4)	4.19%

TOTAL ANNUAL EXPENSES	5.54%

(1)
The “Investment Management Fee” reflects the expenses of both the Feeder Fund and the Master Fund.  As a contractual matter, the Feeder Fund will not directly pay an investment management fee to the Advisor so long as the assets of the Feeder Fund are invested in the Master Fund; however, the Feeder Fund's Shareholders will bear an indirect share of the Master Fund's annualized investment management fee of 1.00% of the Funds' average net assets, through its investment in the Master Fund.

(2)
Other Expenses include direct expenses of the Feeder Fund as well as indirect expenses of the Master Fund.  Because the Feeder Fund and Master Fund have no prior history, expenses are based on estimated average Master Fund assets of $148,125,000 and estimated average Feeder Fund assets of $53,125,000.  The Funds will pay their organizational costs in full out of the seed capital prior to completion of this offering.  The Funds will amortize their offering costs over a 12-month period.  The Feeder Fund's organizational and offering costs will not be subject to the 1.35% expense cap described herein. As a contractual matter, so long as the Feeder Fund invests all of its investable assets in the Master Fund, the Feeder Fund will not directly pay the Advisor an investment management fee; however, the Feeder Fund’s Shareholders bear an indirect share of the Master Fund’s annualized investment management fee of 1.00%, through the Feeder Fund’s investment in the Master Fund. If the Feeder Fund invested directly, it would pay the Advisor the investment management fee of 1.00%.

(3)
The Feeder Fund has entered into an Expense Limitation Agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses at or below 1.35%, excluding amortization of organizational costs and acquired fund fees and expenses of the Feeder Fund's average net assets for three years from the date of commencement.  Expenses borne by the Advisor are subject to reimbursement by the Feeder Fund up to three years from the date the Advisor paid the expense, but no reimbursement will be made by the Feeder Fund at any time if it would result in its covered expenses exceeding the Expense Cap.  Expenses covered by the Expense Cap include all of the Feeder Fund's expenses (whether incurred directly by the Feeder Fund or indirectly at the Master Fund level) other than (i) Acquired Fund Fees and Expenses, (iii) any taxes paid by the Master Fund, (iv) expenses incurred directly or indirectly by the Feeder Fund as a result of expenses incurred by a Portfolio Fund, (v) amortization of organizational costs, (vi) dividends on short sales, if any, and (vii) any extraordinary expenses not incurred in the ordinary course of the Feeder Fund's business (including, without limitation, litigation expenses).

(4)
The "Acquired Fund Fees and Expenses" include the Feeder Fund's share of operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g. early withdrawal fees) in which the Master Fund invests.  Fees and expenses incurred by Portfolio Funds are not subject to the expense limitation described in footnote (3).  The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses.  Each Portfolio Fund's expenses will vary.  In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the byproduct of leveraging or hedging activities employed by the Managers in order to seek to enhance or preserve the Portfolio Funds' returns.  Approximately  % of the estimated Acquired Fund’s Fees and Expenses represent the Feeder Fund's pro rata share of costs incurred at the underlying Portfolio Fund level, which consists of approximately  % in management fees, approximately  % in other expenses (such as trading expenses) and approximately  % in incentive fee allocations.  The Master Fund's investments will be allocated among many asset classes, including absolute return and private equity, among others.  Portfolio Funds with absolute return objectives may on average employ more leverage than certain other types of Portfolio Funds.  Portfolio Funds that are private equity funds will on average incur higher operating expenses early on in such fund's investment cycle as the investments in this asset class often have a longer term investment horizon, which can result in higher operating expense ratios early in such fund's investment cycle.  In addition, for recently launched Portfolio Funds in which the Master Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as start up costs are being borne over a smaller invested capital base.  The fees and expenses disclosed above are based on historic earnings of the Portfolio Funds, which may (and which are expected to) change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses.  In addition, the Portfolio Funds held by the Master Fund will change, which further impacts the calculation of the Acquired Fund Fees and Expenses.  Generally, fees payable to Managers are estimated to range from 0% to 3% (annualized) of the average net asset value ("NAV") of the Master Fund's investment in such Portfolio Funds.  In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 0% to 30% of a Portfolio Fund's net profits. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.

The following example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other funds.  The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Feeder Fund.

Example for the Feeder Fund

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

1 YEAR	3 YEARS
$93	$245

The example is based on the estimated fees and expenses incurred by the Feeder Fund, including the Acquired Fund Fees and Expenses, as set out in the table above and should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.  The rate of return of the Feeder Fund may be greater or less than the hypothetical 5% return used in the example.  A greater rate of return than that used in the example would increase the dollar amount of the investment management fee paid by the Feeder Fund.

THE FUNDS

The Feeder Fund invests all or substantially all of its investable assets in the Master Fund.  The Feeder Fund is a statutory trust registered under the 1940 Act as a non-diversified, closed-end management investment company. The Master Fund has the same investment objective as the Feeder Fund.  The Master Fund is a statutory trust registered under the 1940 Act as a non-diversified, closed-end management investment company. For convenience, reference to the Feeder Fund may include the Master Fund as the context requires.

The Funds have been a registered investment company since _____  __, 2010.  Pursuant to a reorganization transaction completed on ______ __, 2010, a previously operating privately offered investment fund that followed substantially identical investment policies to the Feeder Fund and  Master Fund contributed substantially all of its assets to the Master Fund in exchange for interests in the Master Fund.  The new structure is shown below.

The primary difference between this private investment fund and the Master Fund is that following the reorganization of the private investment company, the Master Fund became subject to the investment constraints of the 1940 Act and other investment constraints adopted by the Advisor.

The Funds are specialized investment vehicles that combine many of the features of an investment fund not registered under the 1940 Act, often referred to as a “private investment fund,” with those of a registered closed-end investment company.  Private investment funds, such as hedge funds, are commingled investment pools that are often aggressively managed and that offer their securities privately without registration under the 1933 Act in large minimum denominations (often over $1 million) to a limited number of high net worth individual and institutional investors.  The general partners or investment advisers of these funds, which are typically structured as limited partnerships or limited liability companies, are usually compensated through asset-based fees and incentive-based allocations.  Registered closed-end investment companies are typically organized as corporations, business trusts, limited liability companies or limited partnerships that generally are managed more conservatively than most private investment funds.  These registered companies impose relatively modest minimum investment requirements, and publicly offer their shares to a broad range of investors.  The advisers to registered closed-end investment companies are typically compensated through asset-based (but not incentive-based) fees.

The Feeder Fund is similar to a private investment fund in that, through its investment in the Master Fund, it is actively managed and its interests are sold to eligible investors (primarily high net worth individual and institutional investors, as defined below, subject to applicable requirements).  Unlike many private investment funds, however, the Funds are registered closed-end investment companies and can offer interests without limiting the number of eligible investors that can participate in its investment program.  The structure of the Funds is designed to permit sophisticated investors that have a higher tolerance for investment risk to participate in an aggressive investment program without making the more substantial minimum capital commitment that is required by many private investment funds and without subjecting the Funds to the limitations on the number of investors and the manner of offering faced by many of those funds.

PERFORMANCE HISTORY

The performance information below presents past performance information (“Performance”) of a previously operating privately offered investment fund, which is the Master Fund’s predecessor (the “Predecessor Fund”), for the period prior to [___________], 2010.  The performance of the Master Fund will be reported thereafter. The Predecessor Fund utilized an investment approach substantially the same as the Master Fund and the Feeder Fund from the Predecessor Fund’s establishment in 2005 until [__________], 2010. Pursuant to a series of reorganization transactions completed on [________], 2010, the Predecessor Fund was converted into a feeder fund in a newly formed master-feeder structure in which the Predecessor Fund contributed all of its assets, except those restricted for regulatory reasons, liquidation purposes, or forced redemptions, to the Master Fund in exchange for interests in the Master Fund, with the Predecessor Fund's investors becoming investors in the feeder fund that invested into the Master Fund. Thereafter, the Master Fund has conducted its operations as a registered investment company.

The Advisor was the investment adviser to the Predecessor Fund. The Predecessor Fund had substantially the same investment objectives, polices and strategies as the Master Fund. The Advisor manages the Master Fund in a manner substantially the same as it managed the Predecessor Fund. The primary difference between the Predecessor Fund and the Master Fund is that following the reorganization of the Predecessor Fund, the Master Fund will be subject to the investment constraints of the 1940 Act and other investment constraints adopted by the Advisor. Accordingly, by the Feeder Fund’s investing substantially all of its assets in the Master Fund, the Feeder Fund’s indirect investment portfolio will be managed in substantially the same way the Advisor managed the Predecessor Fund.

The Performance is compared to broad-based securities and hedge fund indices. Broad-based securities and hedge fund indices are unmanaged and are not subject to fees and expenses typically associated with managed funds, including the Funds. Investments generally cannot be made directly in a broad-based securities or hedge fund index. Each index is described below.

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec
2005							3.68	1.82	3.67	-2.57	2.14	2.39
2006	5.30	0.63	2.04	2.70	-2.75	-0.73	1.17	1.24	-0.47	2.53	4.06	1.94
2007	0.90	1.10	1.67	2.58	2.38	1.70	1.94	-1.51	3.62	5.78	1.08	2.04
2008	-5.02	1.12	-2.83	2.53	3.33	-0.09	-3.13	-2.14	-10.10	-7.91	-2.59	-0.62
2009	1.13	-0.08	-0.76	-0.45	3.55	-0.34	0.55	0.02	0.82	-0.65	1.47	0.65
2010	-1.31	0.52	1.32	0.12	-3.95	-2.36

Year	Predecessor Fund	S&P 500 Index	MSCI World Index
2005	11.52%	5.77%	10.25%
2006	18.87%	15.79%	20.07%
2007	25.75%	5.49%	9.04%
2008	-25.15%	-37.00%	-40.71%
2009	6.17%	26.46%	29.99%
2010	-5.62%	-6.65%	-9.84%
Cumulative	25.03%	-3.92%	0.30%
Annualized	4.57%	-0.80%	0.06%

The Performance has been adjusted to reflect the estimated fees and expenses of the Master Fund. If the actual expenses are higher than those depicted in this Prospectus, the Performance would be lower than shown. Actual fees and expenses will vary depending on, among other things, the applicable fee schedule and fund size. The Performance is also compared with the performance figures for the benchmark indices appropriate to the Master Fund.

The past Performance of the Predecessor Fund or of the Master Fund is no guarantee of future results of the Master Fund or the Feeder Fund. Please note the following cautionary guidelines in reviewing this performance history.

Performance figures prior to [____________], 2010 are the historical performance of the investment portfolio of the Predecessor Fund, substantially all assets of which were, as a result of the conversion, contributed to the Master Fund, in which the Feeder Fund invests substantially all of its assets. If the Funds had been in existence since inception of the Predecessor Fund, actual performance may have been different than that shown due to factors such as differences in cash flows, fees, expenses, performance calculation methods, portfolio size, number of underlying pooled investments and other restrictions imposed on registered funds by the 1940 Act, all of which, if applicable, could have negatively impacted the Funds’ performance. In particular, the Predecessor Fund’s Performance, for the period prior to [__________], 2010 is not necessarily an indication of how the Funds would have performed, as the Predecessor Fund was not subject to investment limitations and other restrictions imposed on registered management investment companies by the 1940 Act which, if applicable, could have negatively impacted the Funds’ future performance.

THE OFFERING

The minimum initial subscription for Shares in the Feeder Fund is $50,000, and minimum subsequent subscriptions are $25,000.  Additional subscriptions above the applicable minimum amount may be made in whole multiples of $5,000.  The Feeder Fund may accept subscriptions for lesser amounts in the discretion of the Advisor.

Although the Shares will be registered under the 1933 Act, the Shares will be sold only to "accredited investors" as defined in Regulation D under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 under the Advisers Act.  Shares will be offered at closings (each, a "Closing") on the first Business Day of each month or at such other times as determined in the discretion of the Feeder Fund's Board of Trustees.  For purposes of this Prospectus, a "Business Day" means any day the New York Stock Exchange is open for business.  All references to Business Day herein shall be based on the time in New York City.  Although the Feeder Fund may offer to repurchase Shares quarterly, subject to the discretion of the Board, Shares will not be redeemable at an investor's option nor will they be exchangeable for shares of any other fund.  As a result, an investor may not be able to sell or otherwise liquidate his or her Shares in a timely manner or at all.  The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the risks involved in investing in the Feeder Fund.

USE OF PROCEEDS

The Advisor currently anticipates that the Funds will be able to invest substantially all of the net proceeds of this offering in Portfolio Funds and securities that meet the Funds' investment objective within approximately three months after the completion of the initial offering. The Advisor believes a three-month investment period is in the best interests of the Funds in order to provide the Funds the flexibility to invest the proceeds of the offering in the most opportunistic manner, in light of the nature of the market for interests in potential Portfolio Funds and current market conditions.  Generally, interests in potential Portfolio Funds are not liquid securities. The owner of such interests generally is permitted to transfer them only with the consent of the general partner of a Portfolio Fund.  As a result, unlike the markets for common stocks or debt securities, there is not an active secondary market in which the Funds will be able to quickly purchase interests in potential Portfolio Funds. Moreover, given the current economic environment, the Advisor believes that the flexibility of investing the Funds' assets over a three-month period may permit the Funds to invest in Portfolio Funds and securities at more favorable prices, although no assurance can be given in this regard.  Pending such investment, it is anticipated that the proceeds will be invested in high-quality money market securities.

INVESTMENT OBJECTIVE

The Feeder Fund's investment objective is to generate attractive long-term returns relative to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets.  In order to achieve its investment objective, the Feeder Fund, through the Master Fund which has the same investment objective, allocates to private funds or other pooled investment vehicles (collectively, the “Portfolio Funds”) that practice long and short equity investment strategies as well as other alternative or opportunistic strategies.  “Portfolio Funds”, as used through this Prospectus refers to limited partnership, limited liability companies or other funds and investment vehicles that are private and issued interest to investors that meet certain suitability standards. The Funds cannot guarantee that their investment objective will be achieved or that their portfolio design and risk management strategies will be successful.

If the Funds’ Board determines that the Funds' investment objectives should be changed, Shareholders will be given written notice that will precede or accompany such Fund's next tender offer with such change to be effective on the Business Day immediately following the applicable Valuation Date (i.e., the last Business Day of March, June, September and December) for such tender offer.  Such change, however, can be effected without Shareholder approval.  Except as otherwise stated in this Prospectus or each Fund's Agreement and Declaration of Trust (each, an “Agreement and Declaration of Trust”), the investment policies, strategies and restrictions of the Funds are not fundamental and may be changed by the Board without the approval of the Shareholders.  The Funds' principal investment policies and strategies are discussed below.  Whenever the Master Fund holds a shareholder vote, the Feeder Fund will pass the vote through to its own shareholders.

The Feeder Fund invests all or substantially all of its investable assets in the securities of the Master Fund, through which the Feeder Fund pursues its investment objective.  Although all or substantially all of the Feeder Fund's investments are made through the Master Fund, this Prospectus generally refers to the Feeder Fund's investments through the Master Fund as investments by the "Funds" in order to make the investment program easier to understand.

INVESTMENT STRATEGIES

The Funds seek to achieve their investment objective by investing substantially all of their investable assets in Portfolio Funds. The Portfolio Funds are managed by third-party investment managers ("Managers") selected by the Advisor. Portfolio Funds will be added, as the need to diversify among additional Portfolio Funds increases.    While it is anticipated that the Funds will generally invest their assets in Portfolio Funds, from time to time, the Funds may invest in Exchange Traded Funds (“ETFs”) or enter into total return swaps or other structured transactions instead of investing in Portfolio Funds.  In addition, the Advisor may seek to manage market, interest rate or currency risk through the direct use of options, futures, or other derivatives in order to reduce the overall volatility of the Funds’ portfolios.  The Advisor will utilize its diverse knowledge and experience to assess Portfolio Funds and to determine an appropriate mix of portfolio funds, investment strategies, asset classes, sectors and regions given the prevailing economic and investment environment. The Advisor may consider it appropriate, subject to applicable regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin and other forms of leverage in managing the Funds.

The Advisor looks to leverage its relationships with Managers to provide insights on the relative attractiveness of investment markets and employ an opportunistic allocation discipline.  The experience, track record and reputation of the Advisor may enable the Funds to gain access to Managers often not available to most investors.

The Funds invest in multiple Portfolio Funds in part to seek to mitigate portfolio manager specific risk, and allow for a more opportunistic approach to investing by reducing the impact of any single decision on the Master Fund's overall portfolio.  The Fund utilizes generalist Managers as well as sector or regional Managers across multiple disciplines.  Building off a core of Managers, the Advisor selectively allocates capital to emerging Managers where the Advisor has a previous relationship or knowledge of such Manager.

Investment Methodology.  The Manager focuses on the continual identification of the highest caliber investment firms by exploiting its large proprietary networks of alternative investment firms created over multiple decades of experience in hiring and funding some of the leading individuals in the hedge fund business.  The Manager employs a dedicated team of investment professionals with extensive backgrounds in the study of alternative investment strategies and has relationships with a large network of managers, peers, service providers and other investors.

Manager evaluation involves qualitative review and quantitative analysis.  The Advisor attempts to identify the Managers’ unique skill, or “edge.”  The Advisor also analyzes past performance and a Manager's ability to adapt to changing market environments may be their greatest strength.  Manager selection follows a balanced portfolio construction discipline focused on the balance between long-term strategic allocations to particular investment styles and strategies and shorter-term tactical allocation decisions in an attempt to capitalize on market inefficiencies and opportunities.

The Advisor monitors Managers by reviewing reported performance numbers and by performing various statistical analyses.  The Advisor also maintains close professional relationships with the Managers retained by the Funds, which assists in monitoring, as well as assessing any changes in a Manager’s organization, strategy and personnel.

Portfolio Funds.  The Advisor will allocate assets to Portfolio Funds based upon, among other things, quantitative information and risk management guidelines that seek to maintain what the Advisor believes is an appropriate level of diversification.  The Advisor will generally not invest more than 10% of the net assets of the Master Fund with any single Manager (measured at the time of investment). The Funds will seek to invest in Portfolio Funds that, in the aggregate, maintain exposure to a range of strategies, markets and national economies.  The Advisor will conduct ongoing reviews of each Portfolio Fund's strengths and weaknesses and make allocations and reallocations of assets based upon an ongoing evaluation of the strengths and weaknesses, changes in the investment strategies or capabilities of Portfolio Funds, changes in market conditions and performance.   Each Portfolio Fund will generally be selected based upon its investment strategy and trading styles, organizational depth, risk management techniques/processes, longevity, ability to generate attractive risk-adjusted returns and other criteria.  The Advisor anticipates that the number and identity of Portfolio Funds will vary over time, at the Advisor's discretion, as a result of allocations and reallocations among existing and new Portfolio Funds and the performance of each Portfolio Fund as compared to the performance of the other Portfolio Funds.  The Advisor may select new Portfolio Funds, or redeem or withdraw from Portfolio Funds, at any time without prior notice to, or the consent of, members of the Funds.

Because the Funds will be subject to the investment constraints of the Internal Revenue Code to take advantage of the pass-through tax treatment offered by certain provisions of the Code, the Advisor generally will limit Fund’s investments to non-U.S. Portfolio Funds.

Portfolio Funds are private pools of investment capital with broad flexibility to buy or sell a wide range of assets, which consist primarily of equities.  The investment strategies pursued by Portfolio Funds are of an extremely wide range.  Major categories include:

•	relative value — seeks to profit from mispricing of financial instruments relative to each other or historical norms;

•	event driven — concentrates on companies that are subject to corporate events such as takeovers or bankruptcies;

•	fundamental long/short — involves buying or selling predominantly corporate securities believed to be over- or under-priced relative to their potential value; and

•	directional trading — seeks to profit in changes from macro-level exposures, such as broad securities markets, interest rates, exchange rates and commodities.

Certain types of Portfolio Funds generate fairly stable returns in most market environments.  These Portfolio Funds generally include funds in the relative value and event driven.  Other types of Portfolio Funds seek to capitalize on movements in the underlying markets and so are exposed to the direction of those markets.  These Portfolio Funds generally include funds in the fundamental long/short and directional trading categories.  The Funds may invest in Portfolio Funds managed by Managers that pursue any single type of investment strategy or a combination of strategies.  The Funds may periodically seek exposure to particular Portfolio Funds engaging in directional strategies to capitalize on temporary market opportunities.  The Funds may investments in Portfolio Funds that are real estate investment trusts ("REITs") and real estate funds.  Real estate funds seek to generate attractive long term returns through the acquisition and disposition of securities related to real property.  Key elements of real estate fund strategies include the sector focus of the strategy (e.g., industrial, retail, apartment and office) and the geographic concentration (if any).  The Funds may invest with real estate managers that pursue any of a wide variety of strategies, including but not limited to core strategies (i.e., value generate through ownership and management of properties), value-added strategies (i.e., value added through improvement of properties), opportunistic strategies and public equity (e.g., REIT) funds.

Manager Strategies.  The Advisor may emphasize certain strategies that the Advisor believes are more likely to be profitable than others due to their assessment of prevailing market conditions.  Based upon the number of available Portfolio Funds pursuing an investment strategy and the Advisor's view of the investment potential and diversification benefits of such strategy, certain of the Portfolio Funds selected by the Advisor may be allocated substantially larger portions of the Fund's assets than other Portfolio Funds.  These strategies seek to maintain varying degrees of directional exposure to equity markets, based on the Advisor’s assessment of the market conditions and underlying company fundamentals.

In allocating assets to Portfolio Funds, the Advisor determines which investment strategies should be included in the Funds' investment portfolio (based on its evaluation of market conditions) and the amount of the Funds' assets to be allocated to such strategies.  The expertise of the Advisor in identifying and exploiting new opportunities is expected to result in a continually evolving set of investment strategies.  The Advisor may take into account a number of factors when considering a Manager's ability to manage assets using a particular investment strategy or strategies, including: the length of the Manager's experience in that strategy; qualitative judgments of the Manager's organizational structure, professional depth and stability, internal controls and risk management and valuation procedures; the Manager's capacity to manage assets in that strategy; and quantitative analysis of the Manager's historical performance.  The Funds may allocate assets to more than one Portfolio Fund sponsored by the same Manager, such as in the event that a Manager sponsors Portfolio Funds in various asset classes or if the existing Portfolio Fund is no longer open or available for direct investment by the Funds but is sponsoring a successor Portfolio Fund with the same or similar strategy.

Asset Classes.  In the aggregate, the Funds' exposures through the Portfolio Funds will be to a broad array of securities and other financial instruments, including publicly-traded equity and debt, private and restricted securities, distressed investments, commodities, real estate and mortgage-related securities, other asset-backed securities, and various derivative instruments thereon or related thereto, such as futures, swaps and options.  Issuers may be located in any country, in both developed and emerging markets.  The Portfolio Funds may in some cases hedge currency risks.

Sectors.  The Master Fund will consist of Portfolio Funds that trade in equity securities; additionally, certain of the Portfolio Funds may also invest a portion of the Portfolio Fund in debt related instruments. Further, the Advisor may seek to allocate broadly among investment styles or sectors to better manager volatility.  These styles may include, among others, growth/value and a variety of sectors including, but not limited to, Energy/Natural Resources, Healthcare, Financials, Technology and Real Estate.

Regions.  The Master Fund will be composed of Portfolio Funds that invest in all global markets, including U.S. domestic markets and international markets around the world.  The international equity category will be comprised of Portfolio Funds that invest in companies domiciled in developed countries, but will also maintain an allocation to Portfolio Funds investing in developing or emerging markets.

Due Diligence.  It is the responsibility of the Advisor to research and identify Managers.  The Advisor allocates the Fund’s assets among Managers using its diverse knowledge and experiences to assess the capabilities of the Managers and to determine an appropriate mix of investment strategies, asset classes, sectors and styles given the prevailing economic and investment environment.

The Advisor requests information from each Manager regarding the Manager's historical performance and investment strategy.  The Advisor also requests detailed portfolio information on a continuing basis from each Manager retained on behalf of the Funds.  However, the Advisor may not always be provided with such information because certain of this information may be considered proprietary information by the particular Manager.  This lack of access to information may make it more difficult for the Advisor to select, allocate among, and evaluate Managers.

In addition, the Advisor and Funds do not control any of the Managers, their choice of investments, or any other investment decisions.  The investments of the Funds will always be made pursuant to written disclosures from, and/or agreements with, a Manager that will provide, among other things, guidelines by which the Manager will make its investment decisions.  However, while each Manager undertakes to follow specified investment programs, it is possible that a Manager could deviate from such program, and such deviation could result in a loss of all or part of the Funds’ investments.

Limits.  The Advisor will limit Funds’ investments in any one Portfolio Fund to less than 5% of a Portfolio Fund’s outstanding voting securities. In addition, the Advisor may seek to manage market, interest rate or currency risk through the direct use of options, futures or other derivatives in order to reduce the overall volatility of the Funds’ portfolio.  Further, as part of their normal operations, the Funds may hold high-quality money market securities pending investments or when it expects to need cash to pay Shareholders who tender their Shares.

Non-Diversified Status. The Funds are considered non-diversified companies under the 1940 Act and may thus concentrate their assets in fewer issuers than a fund that is organized as a "diversified" fund under the 1940 Act.

Manager Investment Strategies

The Funds generally anticipate, in normal market conditions, investing in Portfolio Funds managed pursuant to a number of investment strategies.  These indicative strategies, as well as other Portfolio Funds following other strategies that the Portfolio Funds may invest in from time to time, are described in more detail below.  The Funds anticipate investing in Portfolio Funds following only some of these strategies at any one time and switching among these strategies based on the Advisor's evaluation of market conditions and the assets it believes will be successful in light of these conditions.  The Funds are not required to invest any particular percentage of their assets in any single type of strategy, or any combination of the forgoing.

Long/Short Equity.  Long/short equity strategies involve buying securities, groups of securities, or overall markets (called "going long") in the expectation that they will increase in value while simultaneously selling them ("going short") in the expectation that they will decrease in value.  These strategies are often categorized by the proportion of the total portfolio held long vs. held short.  When the majority of the portfolio is held long, the portfolio is characterized as "net long."  When the majority of the portfolio is held short, the portfolio is characterized as "net short."  When the long and short positions are relatively balanced, the portfolio is characterized as "market neutral."  The strategies may also use leverage or hedging to enhance returns and/or manage risk.  The Funds may invest in any type of long/short investment.  This strategy is also known as "market neutral public equity."

Leverage.  Portfolio Funds may engage in various forms of leverage.  Leverage can be employed in a variety of ways including direct borrowing, margining (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy securities), short selling and the use of futures, warrants, options and other derivative products.  To the extent that a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed.  If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of a Portfolio Fund's (and therefore the Funds') net assets will decrease.

Short Selling.  Managers may engage in short selling on behalf of the Portfolio Funds they manage. Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the investor to profit from declines in securities.

Overlay (GTAA) Strategies.  Global Tactical Asset Allocation ("GTAA") is a multi-asset class strategy that seeks to generate returns by adjusting exposures to global equity, bond, and currency markets.  Quantitative models are employed to identify trends in valuation, cyclical, and momentum factors across various markets, with exposure in the strategies adjusted to take advantage of the most attractive opportunities.  Derivatives are typically used in order to gain exposure to the underlying markets quickly and efficiently.  GTAA strategies can either be used as a stand-alone investment strategy or as an "overlay" to adjust the overall exposures of an entire investment portfolio.  The Funds may utilize GTAA in either of these capacities.

Special Situation Strategies.  Managers may invest in companies involved in (or the target of) acquisition attempts or tender offers or in companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions.

Investments by Portfolio Funds

The Portfolio Funds may invest in the following types of investments:

Equity Securities.  Domestic equity securities are publicly-traded equity securities issued by U.S. companies. These securities will typically trade on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or the NASDAQ Stock Market (“Nasdaq”), although they may trade on other exchanges and/or markets as well.  Securities in this asset class may include long/short funds, mutual funds and exchange-traded funds (“ETFs”).

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Foreign Equity Securities.  Foreign equity securities are publicly traded equity securities issued by foreign companies.  They include American Depositary Receipts (“ADRs”) of foreign companies, which are generally securities issued in the U.S. and traded on U.S. exchanges but that represent ownership of a foreign corporation.  They also include securities issued by funds that focus on a particular country or region of the world, including long/short funds, mutual funds and ETFs.

Emerging Market Securities. An emerging market security is one issued by a foreign government or private issuer that is located in an emerging market. The term “emerging market” describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the World Bank and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Funds may invest in any type of emerging market investment.

Distressed Debt.  Distressed debt securities are debt of companies experiencing significant financial or operational difficulties that often lead to bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event-related situations. These companies are generally experiencing even greater difficulties than companies in the “high yield” category. These securities generally trade at significant discounts to par value, because of these difficulties and because certain classes of investors are precluded, based on their investment mandates, from holding low-credit instruments.

Global Bonds.  Global bonds are debt securities including bonds, notes and debentures issued predominantly by non-U.S. corporations; debt securities issued predominantly by non-U.S. Governments; or debt securities guaranteed by non-U.S. Governments or any agencies thereof. The Funds may invest in Portfolio Funds that hold global fixed income portfolios and/or emerging markets debt securities. These debt securities may include non investment grade securities (which might compose all or a portion of this allocation).

Convertible Securities.  Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Funds is called for redemption or conversion, the Funds could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.

Mortgage-Backed Securities.  Mortgage-backed securities are mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.  The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.  Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities.

The Portfolio Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Certain Funds may invest in other asset-backed securities that have been offered to investors.

Foreign Currency.  The Portfolio Funds may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Commodities.  Commodities are assets that have tangible properties.  Major categories include agricultural products (e.g., wheat, cattle), energy products (e.g., oil, gasoline), metals (e.g., gold, aluminum), and "soft" products (e.g., sugar, coffee, cocoa, cotton).  Commodities can be traded on a "spot" basis (i.e., price for immediate delivery) or on a "futures" basis (i.e., price for delivery at a specified future date).  Most commodity investments involve buying or selling futures rather than transacting in the spot market.  A rise in price of a particular commodity will generally cause the price of the futures to rise, benefiting a futures buyer.  Similarly, a decline in price will benefit a futures seller.  The Portfolio Funds may seek to invest with Managers who engage in commodity futures trading.  In addition, the Portfolio Funds may seek to invest directly in commodities through strategies that purchase or sell commodity futures as permitted by applicable law.

Futures.  In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Options.  By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a Futures Commission Merchant for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Structured Securities.  The Portfolio Funds may invest in structured securities including CDOs, CBOs CLOs, structured notes, credit-linked notes and other types of structured products.   Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (each, a "Reference") or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.  In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference

Forward Contracts.  The Portfolio Funds may enter into forward contracts, which are the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other financial instrument at the current or spot price, with delivery and settlement at a specified future date.

Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract.  The Portfolio Funds may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns).  Forward contracts are transactions involving the Portfolio Funds' obligation to purchase or sell a specific instrument at a future date at a specified price.  Forward contracts may be used by the Portfolio Funds for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Manager anticipates purchasing or selling a foreign security.  For example, this technique would allow a Portfolio Fund to "lock in" the U.S. dollar price of the security for the Portfolio Fund.  Forward contracts may also be used to attempt to protect the value of the Portfolio Funds' existing holdings of foreign securities.  Forward contracts may also be used for non-hedging purposes to pursue the Portfolio Funds' investment objective, such as when a Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Funds' portfolio.  There is no requirement that the Portfolio Funds hedge all or any portion of their exposure to foreign currency risks.

Swaps.  The Portfolio Funds may enter into equity, interest rate, index, currency rate, total return and other types of swap agreements.  The transactions are entered into in an attempt to obtain a particular return without the need to actually purchase the reference asset.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease the Portfolio Funds' exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index.

Swap agreements will tend to shift investment exposure from one type of investment to another.  For example, if the Portfolio Funds agree to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio Funds' exposure to U.S. interest rates and increase their exposure to foreign currency and interest rates.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio Funds' portfolio.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap.

A Portfolio Fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

When-Issued and Forward Commitment Securities.  The Portfolio Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis for hedging or speculative purposes.  These transactions involve a commitment by the Portfolio Funds to purchase or sell securities at a future date (ordinarily at least one or two months later).  The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date.  No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Funds.  When-issued securities and forward commitments may be sold prior to the settlement date.  If the Portfolio Funds dispose of their right to acquire a when-issued security prior to their acquisition or dispose of their right to deliver or receive against a forward commitment, they may incur a gain or loss.

Securities Lending.  The Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions.  In general, these loans will be secured by collateral (consisting of cash, government securities or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities.  The Portfolio Funds would be entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities.  Lending portfolio securities results in income to the Portfolio Funds.

Direct Investments by Funds

While it is anticipated that the Fund will generally invest its assets in Portfolio Funds sponsored by the Managers, from time to time the Fund may enter into total return swaps or structured transactions instead of investing directly into a Portfolio Fund in order to obtain the intended exposure to a Manager.  In addition, the Advisor may seek to manage market, interest rate or currency risk through the direct use of options, futures or other derivatives in order to reduce the overall volatility of the Funds’ portfolio.  Further, the Advisor may also invest Funds’ assets in short term interest bearing investments including, without limitation, U.S. government obligations, certificates of deposit, money market accounts, mutual funds and interest-bearing accounts.

To the extent the Funds are holding cash, whether due to collateral requirements or cash flows from subscriptions and repurchases, they are expected to be invested in cash or "cash-plus" strategies (i.e., strategies that seek to enhance the return on cash assets with minimal increase in risk).  These strategies may vary depending on the particular opportunities available in the market at that time.

Borrowing and Lines of Credit

The Funds may borrow money pursuant to a line of credit with a financial institution or other arrangement to purchase portfolio securities and for portfolio management purposes.  Under the 1940 Act, each of the Funds is not permitted to borrow for any purposes if, immediately after such borrowing, such Fund would have an asset coverage ratio (as defined in the 1940 Act) of less than 300% with respect to indebtedness or less than 200% with respect to preferred stock.  The 1940 Act also provides that each of the Funds may not declare distributions, or purchase its stock (including through tender offers) if, immediately after doing so, it will have an asset coverage ratio of less than 300% or 200%, as applicable.  Under the 1940 Act, certain short-term borrowings (such as for the purpose of meeting redemption requests, for bridge financing of investments in Portfolio Funds or for cash management purposes) are not considered the use of investment leverage if (i) repaid within 90 days, (ii) not extended or renewed, and (iii) which are not in excess of 10% of the total assets of a Fund.

ADDITIONAL INVESTMENT POLICIES

Investment Restrictions

The investment objective of the Funds are not fundamental policies and may be changed without a Shareholder vote provided that Shareholders will be given written notice of such change prior to or in connection with the Fund's next tender offer.  The Funds have, however, adopted certain fundamental investment restrictions which cannot be changed without the vote of a majority of such Fund's outstanding voting securities, as defined in the 1940 Act.  Under the 1940 Act, the vote of a majority of the outstanding voting securities means the vote, at a meeting of Shareholders, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.

In applying the investment restrictions and other policies described in this Prospectus, the Funds will not "look through" to the investments and trading activity of the Portfolio Funds, which may not be managed in accordance with the Fund's investment restrictions or policies.  In addition, if a percentage restriction or policy is met at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Funds' total assets or resulting from corporate actions such as a reorganization, merger, liquidation or otherwise, unless otherwise stated in this Prospectus, will not constitute a deviation from the restriction or policy, and the Funds will not be required to sell securities due to subsequent changes in the value of securities it owns or such corporate actions. Under the Funds' fundamental investment restrictions, each Fund (unless otherwise stated) may not:

(1)
invest more than 25% of its total assets in the securities of issuers in any one industry, provided that securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt securities of governments or their political subdivisions will not be considered to represent an industry.  For purposes of this restriction, neither a Fund's investments in Portfolio Funds generally nor its investments in Portfolio Funds following the same general strategy (e.g., global macro and distressed securities) are deemed to be an investment in a single industry.  In addition, the Feeder Fund's investment in the Master Fund is not deemed to be an investment in a single industry;

(2)
underwrite securities of other issuers except insofar as the Funds technically may be deemed underwriters under the 1933 Act in the sale of their own securities or in connection with the disposition of portfolio securities;

(3)
make loans to other persons, except that the acquisition of debt and other credit securities of all types or any similar instruments shall not be deemed to be the making of a loan, and except further that the Funds may lend their portfolio securities and enter into repurchase agreements, dollar rolls and similar transactions consistent with applicable law;

(4)
issue senior securities or borrow money other than as permitted by the 1940 Act or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, securities lending, when issued and forward commitment transactions and similar investment strategies;

(5)
purchase or sell commodities or contracts on commodities, except to the extent that the Funds may do so in accordance with applicable law, and the Funds may invest in Portfolio Funds that invest in commodities, contracts on commodities and commodity-linked securities; and

(6)
purchase or sell real estate, except that, to the extent permitted by applicable law, the Funds may invest in securities (i) directly or indirectly secured by real estate or interests therein, (ii) of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and real estate operating companies or (iii) issued by Portfolio Funds that invest in real estate or interests therein, and the Funds may acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Funds' ownership of such other assets.

GENERAL RISKS

Although the Funds seek to generate consistent returns over a long time period or investment horizon while attempting to minimize risk, the Funds' investment program does entail risks.  There can be no assurance that the investment objective of the Funds or those of the Portfolio Funds in which the Funds invest will be achieved or that their investment programs will be successful.  Because the Feeder Fund invests all or substantially all of its investable assets in the Master Fund, the risks associated with an investment in the Feeder Fund is substantially the same as the risks associated with an investment in the Master Fund.  Certain risks associated with an investment in the Funds are set forth below.

Risks Related to the Master and Feeder Fund

No Operating History.  The Funds are recently established investment companies and have no operating history as investment companies registered under the 1940 Act or master and feeder funds.  An investment in the Funds is therefore subject to all of the risks and uncertainties associated with operating in such capacities.

Master/Feeder Structure.  The Master Fund may accept investments from other investors (including other feeder funds) in addition to the Feeder Fund.  Because any such additional feeder fund can set its own transaction minimums, feeder-specific expenses, and other conditions, one feeder fund could offer access to the Master Fund on more attractive terms, or could experience better performance, than another feeder fund.  Smaller feeder funds may be harmed by the actions of larger feeder funds.  For example, investors in a larger feeder fund will have more voting power than investors in smaller feeder funds over the operations of the Master Fund.  If other feeder funds tender for a significant portion of their shares in a tender offer, the assets of the Master Fund will decrease.  This could cause the Feeder Fund’s expense ratios to increase to the extent contributions to the Master Fund through additional subscriptions to the Feeder Fund or other feeder funds do not offset the cash outflows.

Non-Diversified Status.  The Funds are "non-diversified" investment companies.  Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of the Funds' assets that may be invested in the securities of any one issuer.  Although the Advisor will follow a general policy of seeking to diversify the Funds' capital among multiple Portfolio Funds and multiple other issuers with respect to its direct investing in securities, the Advisor may depart from such policy from time to time and one or more Portfolio Funds may be allocated a relatively large percentage of the Funds' assets subject to the limits set forth herein.  The Funds will limit the percent of assets held of any one Portfolio Fund, at the time of investment, to an amount that is in accordance with any regulatory restrictions applicable to the Funds.  As a consequence of a large investment in a particular Portfolio Fund, losses suffered by such Portfolio Funds could result in a larger reduction in the Funds' NAVs than if such capital had been more proportionately allocated among a larger number of Portfolio Funds.

Reliance on the Advisor.  The success of the Funds depends on the expertise of the Advisor and its ability to select Portfolio Funds managed by successful Managers and to make direct investments in securities.  There can be no assurance that the Advisor will be successful in doing so.  In addition, the Advisor is not required to devote its full time to the business of the Funds and there is no guarantee or requirement that any investment professional or other employee of the Advisor will allocate a substantial portion of his or her time to the Funds.  The loss of one or more individuals involved with the Advisor could have a material adverse effect on the performance or the continued operation of the Funds.  If the Advisor is removed, resign or otherwise no longer serve as the Advisor of the Funds, a large number of Portfolio Funds may be required to be liquidated or may otherwise become unavailable to the Funds, which may have an adverse impact on the Funds' investment performance.

Reliance on Service Providers.  Other than its officers, the Funds have no employees, and the Trustees have all been appointed on a non-executive basis.  The Funds must therefore rely upon the performance of service providers to perform their executive functions.  In particular, the Advisor, the Administrator, the Custodian, the Escrow Agent and their respective delegates, if any, will perform services that are integral to the Funds' operations and financial performance.  Failure by any service provider to carry out its obligations to the Funds in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Funds at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Funds' performance and returns to Shareholders.  The termination of the Funds' relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Funds and could have a material adverse effect on the Funds' performance and returns to Shareholders.

Information Technology Systems.  The Funds are dependent on the Advisor for certain management services as well as back-office functions.  The Advisor and the Managers depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Funds and Portfolio Funds.  Information technology systems are also used to trade in the underlying investments of the Portfolio Funds.  It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor's or a Manager's ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control.  Any such information technology related difficulty could harm the performance of the Funds.  Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Funds.

Misconduct of Employees and of Service Providers.  Misconduct or misrepresentations by employees of the Advisor, Managers or service providers could cause significant losses to the Funds.  Employee misconduct may include binding the Funds or Portfolio Funds to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing.  Losses could also result from actions by service providers, including, without limitation, failing to recognize trades and misappropriating assets.  In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Funds' or a Portfolio Fund's business prospects or future marketing activities.  Despite the Advisor's due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor's due diligence efforts.  As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Legal and Regulatory Risks.  Legal and regulatory changes could occur that may materially adversely affect the Funds.  For example, the regulatory environment for derivative instruments in which Managers may participate is evolving, and changes in the regulation of derivative instruments may materially adversely affect the value of derivative instruments held by the Funds and the ability of the Funds to pursue their trading strategies.  Similarly, the regulatory environment for leveraged investors and for private equity and hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or private equity and hedge funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Funds to pursue their investment objectives or strategies.  In particular, in light of recent market events, Congress has held hearings regarding taxation and regulatory policy as it relates to leveraged investors, tax-exempt investors and private equity and hedge funds, and the SEC has recently engaged in a general investigation of hedge funds which has resulted in increased regulatory oversight and other legislation and regulation relating to hedge fund managers, hedge funds and funds of hedge funds.  For example, during 2007, the SEC adopted new anti-fraud rules governing investment advisers to certain pooled vehicles (including certain hedge funds).  Such legislation or regulation could pose additional risks and result in material adverse consequences to the Portfolio Funds or the Funds and/or limit potential investment strategies that would have otherwise been used by the Managers or the Advisor in order to seek to obtain higher returns.  The Portfolio Funds may be established in jurisdictions where no or limited supervision is exercised on such Portfolio Funds by regulators.  Investor protection may be less efficient than if supervision was exercised by a regulator.  If regulators were to adopt leverage limitations for private equity or hedge funds, these funds may not be able to earn the same returns they earned in the past.

Special Tax Risks. Special tax risks are associated with an investment in the Funds. The Feeder Fund and the Master Fund will elect to, and intend to meet the requirements necessary to, qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Feeder Fund and the Master Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Funds obtain information from the Portfolio Funds in which the Funds are invested.

If before the end of any quarter of its taxable year, the Funds believe that they may fail the asset diversification requirement, the Funds may seek to take certain actions to avert such a failure. The Master Fund may try to acquire additional interests in Portfolio Funds to bring the Funds into compliance with the asset diversification test. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Funds to pursue because the Master Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of each respective Portfolio Fund. While relevant provisions also afford the  Funds a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Master Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.

If the Feeder Fund or the Master Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Feeder Fund’s or the Master Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the interests in the Funds and the amount of the Funds’ distributions.

Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability. The Feeder Fund will distribute substantially all of its net investment income and gains to Shareholders. These distributions are taxable as ordinary income or capital gains to the Shareholder. Shareholders may be proportionately liable for taxes on income and gains of the Feeder Fund, but Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Feeder Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Certain Tax Considerations” below for more information. If the Feeder Fund or the Master Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, plus any such amounts that were not distributed in previous tax years, then such Fund will be subject to a nondeductible 4% excise tax with respect to such Fund’s nondistributed amounts.

In addition, the Funds invest in Portfolio Funds located outside the United States.  Such Portfolio Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the investment by the Funds in such Portfolio Funds and thus on the Shareholders’ investment in the Feeder Fund. See “Certain Tax Considerations” below.

Significant Financial Intermediaries.  To the extent that substantial numbers of investors have a relationship with a particular financial intermediary, such financial intermediary may have the ability to influence investor behavior, which may affect the Funds.  To the extent that such financial intermediary exercises collective influence over such investors' decisions to request repurchase of Shares, the Funds may make larger tender offers than would otherwise be the case.  Substantial acceptance of the Funds' offers to repurchase Shares could require the Funds to liquidate certain of their investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base.  This could have a material adverse effect on the performance of the Funds and the value of the Shares.

Similarly, if such financial intermediaries exercise collective influence over such investors' voting of such Shares, they could, subject to compliance with SEC rules and state law, change the composition of the Board, which in turn could lead to a change in the Advisor to the Funds.  If effected, such changes could have a material adverse effect on the performance of the Funds and the value of the Shares.

ERISA Matters.  Most pension and profit sharing plans, individual retirement accounts and other tax-advantaged retirement funds are subject to provisions of the Internal Revenue Code of 1986 (the "Code"), the Employee Retirement Income Security Act of 1974 ("ERISA"), or both, which may be relevant to a decision whether such an investor should invest in a Fund.  There may, for example, be issues whether such an investment is "prudent" or whether it results in "prohibited transactions."  Legal counsel should be consulted by such an investor before investing in a Fund.

Anti-Takeover Provisions in the Agreement and Declaration of Trust.  Each Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Funds or convert the Funds to open-end status.  These provisions could deprive the Shareholders of opportunities to sell their Shares at a premium over NAV.

Liquidity of Shares.  The Funds have been established as closed-end management investment companies designed primarily for long-term investors and are not intended to be trading vehicles.  Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV.  In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds.  In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities, while a closed-end fund, such as the Funds, may invest all or all or substantially all of its assets in illiquid investments (as is the Funds' investment practice).  The Advisor believes that unique investment opportunities exist in the market for Portfolio Funds, which generally are illiquid.

Shareholders will have no right to have their Shares redeemed or, because the Funds are not "interval funds" within the meaning of Rule 23c-3 under the 1940 Act, repurchased by the Feeder Fund at any time.  While the Feeder Fund expects to offer to repurchase Shares from Shareholders from time to time, no assurance can be given that these repurchases will occur as scheduled or at all because repurchases will be conducted at the sole discretion of the Board.

The Funds may be subject to certain Portfolio Funds’ initial lock-up periods beginning at the time of the Funds’ initial investment in a Portfolio Fund, during which the Funds may not withdraw their investment. In addition, certain Portfolio Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions (such as those experienced by many hedge funds during late 2008 into 2009). During such periods, the Funds may not be able to liquidate their holdings in such Portfolio Funds in order to meet repurchase requests. In addition, should the Funds seek to liquidate their investment in a Portfolio Fund that maintains a side pocket, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. The Feeder Fund may need to suspend or postpone repurchase offers if the Funds are not able to dispose of their interests in Portfolio Funds in a timely manner.

Repurchases of Shares.  There will be a substantial period of time between the date as of which Shareholders must accept the Feeder Fund's offer to repurchase their Shares and the date such Shareholders can expect to receive payment for their Shares from the Funds.  Shareholders whose Shares are accepted for repurchase bear the risk that the Funds' NAV may fluctuate significantly between the time that they accept the Funds' offer to repurchase its Shares and the date as of which such Shares are valued for purposes of such repurchase.  Shareholders will have to decide whether to accept the Feeder Fund's offer to repurchase its Shares without the benefit of having current information regarding the value of the Shares on a date proximate to the date on which the Shares are valued by the Funds for purposes of effecting such repurchases.  Payment for repurchased Shares in the Feeder Fund may require the liquidation of investments in Portfolio Funds or securities earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Funds' portfolio turnover.  The Advisor intends to take measures to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

Effect of Liquidation on Investment Objective.  If a Fund is in the process of a complete liquidation pursuant to the Agreement and Declaration of Trust, in order to effect an orderly liquidation of such Fund's assets, such Fund may not comply with the investment objective described in this Prospectus during liquidation.

Investment in the Funds is Not Suitable for All Investors.  An investment in the Funds is not appropriate for all investors and is not intended to be a complete investment program.  An investment in the Funds should be made only by investors who understand the nature of the investment and do not require more than limited liquidity in this investment.  An investor could incur substantial, or even total, losses on an investment in a Fund.  The Shares are only suitable for persons willing to accept this high level of risk.

Inflation Risk.  Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money.  As inflation increases, the real value of the Shares and any distributions on those Shares can decline.   Inflation risk may also affect the real value of the Funds' investments in securities or underlying Portfolio Funds.

Risks Related to Portfolio Funds

No Prior Operating History.  Certain Portfolio Funds may have no prior or limited operating history upon which the Advisor can evaluate their potential performance.  The past investment performance of funds managed by Managers with which the Funds invest or expect to invest may not be construed as an indication of the future results of an investment in the Funds.

Registration under the 1940 Act and Advisers Act.  Portfolio Funds generally are not registered as investment companies under the 1940 Act and, therefore, the Funds as investors in Portfolio Funds, do not have the benefit of the protections afforded by the 1940 Act.  Managers may not be registered as investment advisers under the Advisers Act, in which case the Funds as investors in Portfolio Funds managed by such Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

To the extent the Funds purchase non-voting interests in Portfolio Funds, they will not be able to vote on matters that require the approval of the investors of the Portfolio Funds, including matters that could adversely affect the Funds' investments in such Portfolio Funds. The Funds may determine to limit their voting interest in certain Portfolio Funds in order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions by purchasing non-voting interests in Portfolio Funds.  In such instances, the Funds will not be able to vote on matters that require the approval of the investors of the Portfolio Funds, including matters that could adversely affect the Funds' investments in such Portfolio Funds.

Limited Liquidity.  Portfolio Funds may be or may become illiquid, their marketability may be restricted and the realization of investments from them may take a considerable time and/or be costly, in particular because Portfolio Funds may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods, and apply lock-ups and/or early withdrawal fees.  The Funds' ability to withdraw monies from or invest monies in Portfolio Funds with such restrictions will be limited, especially in the case of Portfolio Funds that are private equity funds, and such restrictions will limit the Funds' flexibility to reallocate such assets among Portfolio Funds.  In addition, Portfolio Funds may have the ability to indefinitely suspend the right of their investors to redeem their investment during periods of exceptional market conditions, such as those recently experienced, and such suspension may occur for an extended period of time or as a prelude to liquidation of the Portfolio Fund. Consequently, the Funds' investments in a Portfolio Fund could depreciate in value during the time a redemption is delayed, and the Funds would be precluded from redeploying their capital to more advantageous investment opportunities.  The risk of illiquidity in a Portfolio Fund is exemplified by the recent turmoil in the markets in which a number of Portfolio Funds have suspended redemptions, resulting in the inability of investors to obtain liquidity in their holding in such Portfolio Fund.  Portfolio Funds also may be able to divide their portfolio assets into liquid and illiquid pools of assets and distribute the illiquid securities or interests in the illiquid securities to the Funds, and the Advisor may not have experience managing such assets.  It may therefore be difficult for the Funds to sell or realize their investments in the Portfolio Funds in whole or in part.  In addition, liquidity may be subject to commitments made by the Advisor or the Managers as to the frequency of redemptions and/or length of lock-up periods to secure capacity with such Portfolio Funds.

Strategy Risk. Strategy risk is associated with the failure or deterioration of an entire strategy such that most or all investment managers employing that strategy suffer losses. Strategy specific losses may result from excessive concentration by multiple Managers in the same investment or general economic or other events that adversely affect particular strategies (e.g. the disruption of historical pricing relationships). The strategies employed by Managers may be speculative and involve substantial risk of loss in the event of such failure or deterioration. There can be no assurance that the trading strategies employed by a Manager will be successful. For example, the proprietary models used by a Manager may not function as anticipated during unusual market conditions. Furthermore, while each Manager may have a performance record reflecting its prior experience, this performance cannot be used to predict future profitability.

Use of Multiple Managers.  No assurance can be given that the collective performance of the Managers will result in profitable returns or avoid losses for the Funds.  Positive performance achieved by one or more Managers may be neutralized by negative performance experienced by other Managers.

Convergence Risk.  The Funds may invest in Portfolio Funds whose Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued.  In the event that the perceived mispricings underlying one or more Managers' trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Managers, the Funds may incur significant losses.

Access to Information from Managers.  The Advisor will request information from Managers regarding their historical performance and investment strategy.  The Advisor will also monitor the performance of underlying investments on a continuing basis as such information is made available to the Advisor by the Managers.  However, the Advisor may not always be provided with such information because certain of this information may be considered proprietary information by the particular Manager or for other reasons.  This lack of access to independent information is a significant investment risk.  Furthermore, the net asset values received by, or on behalf of, the Funds from each Manager will typically be estimates only, subject to revision through the end of each Portfolio Funds' annual audit, which may occur on a date other than March 31st.  Revisions to the Funds' gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Funds' annual audit is completed.

Emerging Managers.  The Funds may invest in Portfolio Funds that are managed by Managers that have managed funds for a relatively short period of time ("Emerging Managers").  The previous experience of Emerging Managers is typically in trading proprietary accounts of financial institutions or managing unhedged accounts of institutional money managers or other investment firms.  Because Emerging Managers may not have direct experience managing alternative funds, including experience with financial, legal or regulatory considerations unique to alternative fund management, and because there is generally less information available on which to base an opinion of such Emerging Managers' investment and management expertise, investments with Emerging Managers may be subject to greater risk and uncertainty than investments with more experienced alternative fund managers.

Reliance on Key Individuals.  The success of the investment policy of the Funds will be significantly dependent upon the Managers and their expertise and ability to attract and retain suitable staff.  The success of a particular Portfolio Fund will be dependent on the expertise of the Manager for that Portfolio Fund.  Incapacitation or loss of key people within Portfolio Funds may adversely affect such Portfolio Funds and thereby the Funds.  Many Managers may have only one or a limited number of key individuals.  The loss of one or more individuals from a Manager could have a material adverse effect on the performance of such Portfolio Fund which, in turn, could adversely affect the performance of the Funds.

Manager Risk.  Manager risk is the risk of loss due to fraud on the part of a Manager, intentional or inadvertent deviations from their communicated investment strategy, including excessive concentration, directional investing outside pre-defined ranges or in new capital markets, excessive leverage and risk taking, or simply poor judgment. Although the Advisor will seek to allocate the Funds' assets to Managers whom they believe will operate with integrity and sound operational and organizational standards, the Advisor may have no, or only limited, access to information regarding the activities of the Managers, and the Advisor cannot guarantee the accuracy or completeness of such information.  As a consequence, although the Advisor will monitor the activities of the Managers, it may be difficult, if not impossible, for the Advisor to protect the Funds from the risk of Manager fraud, misrepresentation or material strategy alteration.  The Advisor will have no control over the day-to-day operations of any of the Portfolio Funds managed by the Managers.  As a result, there can be no assurance that every such Portfolio Fund will conform its conduct to these standards.  The failure of operations, information technology systems or contingency/disaster recovery plans may result in significant losses for the affected Portfolio Funds.  Shareholders themselves will have no direct dealings or contractual relationships with the Managers.

Monitoring of Portfolio Funds.  Although the Advisor attempts to monitor the performance of all of the Portfolio Funds, the Advisor must ultimately rely on (i) the Manager to operate in accordance with the investment guidelines governing the Portfolio Fund, and (ii) the accuracy of the information provided to the Advisor by the Manager of the Portfolio Fund.  Any failure of the Manager to operate within such guidelines or to provide accurate information with respect to such Portfolio Fund could subject the Funds to losses.  Moreover, many of the strategies implemented by the Portfolio Funds rely on the financial information made available by the issuers in which the Portfolio Funds invest.  The Advisor has no ability to independently verify the financial information disseminated by the issuers in which the Portfolio Funds invest and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Potential Conflicts of Interest Involving Managers. Certain of the Managers may engage in other forms of related and unrelated activities in addition to advising Portfolio Funds. They may also make investments in securities for their own account. Activities such as these could detract from the time a Manager devotes to the affairs of Portfolio Funds. In addition, certain of the Managers may engage affiliated entities to furnish brokerage services to Portfolio Funds and may themselves provide market making services, including acting as a counterparty in stock and over-the-counter transactions. As a result, in such instances the choice of broker, market maker or counterparty made by a Portfolio Fund and the level of commissions or other fees paid for such services (including the size of any mark-up imposed by a counterparty) may not have been made at arm's length.

Proprietary Investment Strategies.  The Managers may use proprietary investment strategies that are based on considerations and factors that are not fully disclosed to the Advisor or the Funds.  The Managers generally use investment strategies that differ, and involve greater risk and expense, from those typically employed by traditional managers of portfolios of stocks and bonds.  These strategies may involve risks that are not anticipated by the Managers, the Advisor or the Funds.

Prime Brokers and Custodians.  Under the arrangements between the Portfolio Funds and their prime brokers and custodians, the prime brokers and custodians will have rights to identify as collateral, to rehypothecate or to otherwise use for their own purposes assets held by them for the Portfolio Funds from time to time.  Legal and beneficial title to such assets may therefore be transferred to the relevant prime broker and custodian.  Similarly, any cash of the Portfolio Funds held or received by or on behalf of a prime broker or custodian may not be treated as client money and may not be subject to the client money protections conferred by the client rules of the Financial Services Authority or equivalent rules of other regulators to which such prime broker or custodian may be subject.  Accordingly, the cash of the Portfolio Funds may also constitute collateral and may not be segregated from the cash of the prime brokers and custodians.  Consequently, Portfolio Funds may rank as an unsecured creditor in respect of such assets and cash on the insolvency of a prime broker and custodian and might not be able to recover such assets and cash in full.  The inability of Portfolio Funds to recover such cash could have a material adverse effect on the Funds' performance and returns to Shareholders.  For example, the bankruptcy of Lehman Brothers Holdings Inc. materially and adversely affected the operations of funds that used Lehman Brothers Holdings Inc. as a prime broker.

Side Letters and Other Agreements.  Managers and Portfolio Funds may enter into separate agreements with certain of their investors, such as those affiliated with Managers or Portfolio Funds or those deemed to involve a significant or strategic relationship.  Such agreements may provide more beneficial terms to investors other than the Funds by waiving certain terms or allowing such investors to invest on different terms than those on which the Funds have invested, including, without limitation, with respect to fees, liquidity, changes in redemption terms, key man provisions, notification upon the occurrence of certain events (in some instances including the ability to redeem upon the occurrence of certain events), "most favored nation" clauses and disclosure of certain information.  Under certain circumstances, these agreements could create preferences or priorities for such investors.  For example, Portfolio Funds may offer certain of its investors additional or different information and reporting than that offered to the Funds.  Such information may provide the recipient greater insights into the Portfolio Fund's activities as compared to the Funds in their capacity as investors in such Portfolio Fund, thereby enhancing the recipient's ability to make investment decisions with respect to the Portfolio Fund and enabling such investor to make more informed decisions than the Funds about redeeming from the Portfolio Fund.  Any resulting redemption could force the Portfolio Fund to sell investments at a time when it might not otherwise have done so or for a price less than their deemed fair market value, which will adversely affect the Funds as the remaining investor in the relevant Portfolio Fund.

The Advisor may in certain circumstances attempt to negotiate separate agreements with Managers or Portfolio Funds to which it allocates the Funds' capital.  No assurance can be given that any such agreement, if entered into, will be respected by the applicable Manager or Portfolio Fund or that such agreement would be enforceable in accordance with its terms.  Further, there may be situations in which regulatory requirements, investment objectives, the timing of investments, historical relationships with a Manager or other considerations will result in differences between the Funds and a Manager's other clients in terms of the availability of the benefits of any such agreements.  Furthermore, there may be circumstances where the benefit provided cannot be exercised by all clients simultaneously or where one client directly or indirectly receives a greater benefit due to the participation by another client.  In addition, although the Advisor may negotiate terms that it considers more advantageous overall, concessions may be required to obtain such terms.

Performance Fees and Management Fees.  Managers may receive compensation calculated by reference to the performance of the Portfolio Funds managed by them.  Such compensation arrangements may create an incentive to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect.  In addition, because performance-based compensation is calculated on a basis that includes unrealized appreciation of Portfolio Fund assets, such performance-based compensation may be greater than if such compensation were based solely on realized gains.  Certain Managers may also be entitled to receive performance-based fees or allocations, even if the Funds’ overall returns are negative.  Furthermore, Managers may receive compensation calculated by reference to their assets under management.  Such compensation arrangements may create an incentive to increase their assets under management regardless of their ability to effectively and optimally invest them.

Multiple Levels of Expense.  The Funds and Portfolio Funds impose management fees and some Portfolio Funds may also charge performance fees.  In addition to a fixed management fee, Managers typically will also be paid or allocated amounts based upon a share of the profits of the Portfolio Fund.  Managers of such Portfolio Funds may receive substantially higher payments than would otherwise be the case under alternative arrangements.  Other service providers of Portfolio Funds will normally be compensated or will receive allocations on terms that may include fixed and/or performance-based fees or allocations.  As a result, the Funds, and indirectly Shareholders, will pay multiple investment management and other service provider fees.  In addition to the fees paid indirectly by the Funds to the Manager, fees paid in relation to Portfolio Funds will generally, for fixed fees, if applicable, range from 0% to 3% per annum of the average net asset value of the Portfolio Funds, and performance fees or allocations are likely to range from 0% to 30% of the net capital appreciation in the Portfolio Funds for the relevant performance fee measurement period.  Moreover, an investor in the Funds bears a proportionate share of the expenses of the Funds and, indirectly, similar expenses of the Portfolio Funds.  Investors could avoid the additional level of fees and expenses of the Funds by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable.  Performance figures issued by the Funds and stated performance targets will be net of these fees and expenses.

Effect of Funds' Repurchases on Diversification of Portfolio Funds.  Although the Funds plan to seek diversification in the investment of its assets, if the Board elect to offer to repurchase Shares, and as a result, a significant number of Shares are tendered, the Funds may not be able to satisfy such repurchase requests from a variety of their Portfolio Funds and thus may be required to make disproportionate redemptions from select Portfolio Funds, resulting in a temporary imbalance in the Funds' diversification strategy.

Capacity Limitations of Portfolio Funds.  Portfolio Funds may place limitations on the amount of, or number of persons whose, money they will manage.  In addition, new rules and regulations may result in additional limitations or restrictions being placed by Managers on the types of investors or assets that Portfolio Funds may accept.  Moreover, as a result of the convergence of the hedge fund and private equity markets and recent regulatory developments, many Portfolio Funds have lengthened liquidity terms, which may be more or less compatible with the liquidity requirements of the Funds and therefore result in differences in portfolio composition.  Any such restrictions or limitations could prevent the Advisor from allocating assets of the Funds to certain Managers and Portfolio Funds with which the Advisor would otherwise like to invest.  In addition, when capacity is constrained, allocation decisions may be made on a non-pro rata basis among the Funds or Other Morgan Creek Funds, for example, so as to avoid small allocations or to increase existing below-target allocations before building new positions.

If the Advisor's ability to make allocations to Managers or Portfolio Funds is limited or restricted, the Funds' investment objective, and thus their returns, could be negatively impacted.  Furthermore, because of these capacity limitations, it is likely that the Funds' portfolio and the portfolios of other accounts managed by the Advisor will have differences in the specific investments held in their portfolios even when their investment objectives are the same or similar.  These distinctions will result in differences in portfolio performance.

Portfolio Valuation.  Shares in Portfolio Funds are generally valued based upon values or performance information provided by the Managers or their administrators, as the case may be.  However, such information may be subject to little independent verification or other due diligence and may not comply with generally accepted accounting practices or other valuation principles.  In addition, these entities may not provide estimates of the value of Portfolio Funds, or may do so irregularly, with the result that the values of such investments may be estimated by and at the discretion of the Administrator or the Advisor.  Certain securities or investments, particularly those for which market quotations may not be readily available, may be difficult to value.  Because of overall size, concentration in particular markets and maturities of positions held by the Funds through the Portfolio Funds, the value at which their investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Funds.  In addition, the timing of liquidations may also affect the values obtained on liquidation.  Securities held by Portfolio Funds may routinely trade with bid-offer spreads that may be significant.  In addition, the Portfolio Funds may hold loans or privately placed securities for which no public market exists.  Accordingly, the values of Portfolio Funds provided to the Funds may be subject to an upward or downward adjustment based on information reasonably available at that time or following the auditing of Portfolio Funds' financial records.  There can therefore be no guarantee that the Funds' investments could ultimately be realized at the Funds' valuation of such investments.  See "Calculation of Net Asset Value; Valuation."

The valuations reported by the Managers of the Portfolio Funds, upon which the Funds calculate their month-end NAV and NAV per Share, may be subject to later adjustment, based on information reasonably available at that time.  The Funds will pay repurchase proceeds in connection with the operation of periodic tender offers, as well as calculate management fees, on the basis of net asset valuations determined using the best information available as of the Valuation Date.  In the event a Portfolio Fund subsequently corrects, revises or adjusts a valuation after the Funds have determined a NAV, the Funds will generally not make any retroactive adjustment to such NAV, or to any amounts paid based on such NAV, to reflect a revised valuation. This may have the effect of diluting or increasing the economic interest of other Shareholders.  As a result, if a Shareholder's Shares are repurchased by the Funds, subsequent valuation adjustments to Portfolio Funds may occur and there is a risk that the tendering Shareholder may receive an amount upon repurchase that is greater or less than the amount such Shareholder would have been entitled to receive on the basis of the adjusted valuation.  In the event that subsequent adjustments result in an overpayment in connection with a tender offer, the remaining Shareholders will bear the risk of such overpayment.  More specifically, to the extent such subsequently adjusted valuations from Portfolio Funds adversely affect the Funds' NAVs, or to the extent the Funds are required to reimburse Portfolio Funds for any overpayment with respect to redemption proceeds paid by the Portfolio Fund to the Funds, the Funds will be adversely affected to the benefit of Shareholders whose Shares had previously been repurchased.  Conversely, any increases in the NAVs resulting from such subsequently adjusted valuations generally will be entirely for the benefit of current Shareholders and to the detriment of Shareholders who tendered pursuant to a tender offer at an NAV lower than the adjusted amount.  Finally, the fees payable to the Advisor, and the management and performance fees payable to Managers, generally will not be reduced or subject to rebate, unless adjusted as the result of an audit.  See "Calculation of Net Asset Value; Valuation."

Because of the inherent uncertainty of valuation, the estimated value of Portfolio Funds for which no ready market exists may differ significantly from the value that would be used had a ready market for the security existed, and the differences could be material.

In the event that a price or valuation estimate accepted by the Funds in relation to an underlying investment subsequently proves to be incorrect or varies from the final published price, no adjustment to any previously published NAV will be made.  Moreover, there may be differences between each Fund's NAV used for financial reporting purposes, and the NAV used for processing subscriptions and redemptions and calculating the Advisor's management fees.  Absent any material processing errors by the Funds' Administrator or the Advisor (e.g., inaccurate calculation of a price provided to the Advisor by a Portfolio Fund), valuations will generally not be subsequently adjusted for such differences.  Furthermore, in the event that a Portfolio Fund subsequently corrects, revises or adjusts a reported value that was properly relied upon by the Fund in accordance with the valuation procedures, the Portfolio Fund will generally not make any retroactive adjustment to its net asset value, or to any amounts paid based upon such net asset value, to reflect a revised valuation.

When market quotations may not be available, investments such as complex or unique financial instruments may be priced pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations.  These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances.  In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of Portfolio Funds.

The Managers will generally face a conflict of interest in providing valuations to the Funds since such valuations will affect the compensation of the Managers.

Portfolio Funds may include "side pockets," which are accounts used by Managers to separate illiquid assets from other more liquid investments.  To the extent such investments are held in Portfolio Funds but not realized until after a Shareholder has tendered Shares pursuant to the periodic tender offers, the tendering Shareholder may not benefit from a "side pocket's" full realized value, or conversely, the remaining Shareholders may bear some or all of the losses on a "side pocket" investment.

Ownership of Underlying Investments.  When deciding whether to invest, or continue investing in, Portfolio Funds, the Advisor carries out no independent investigation of the ownership of the assets of the Portfolio Fund or the administrator to the Portfolio Fund.  Instead the Advisor relies on audited accounts and other financial information provided to it by the Portfolio Fund.  In the event that Portfolio Funds do not own or there is a defect in the ownership of the underlying investments, this could have an adverse impact on the ability of the Funds to achieve their investment objective.

Disposition of Securities of Portfolio Funds.  In connection with the disposition of securities of Portfolio Funds, the Funds may be required to make representations about the business and financial affairs of the relevant Portfolio Fund typical of those made in connection with the sale of any security or business.  The Funds may also be required to indemnify the purchasers of such securities of the Portfolio Fund to the extent that any such representation turns out to be inaccurate.  These arrangements may result in contingent liabilities, which may ultimately have to be funded by the Funds.

Currency Hedging.  Where Portfolio Funds offer shares denominated in currencies other than the U.S, Dollar, the Portfolio Fund may endeavor to hedge its exposure to such currency.  The Funds will have no control over the manner in which such Portfolio Fund accounts for the profits, losses, and expenses associated with such hedging activities.  It is possible that there could be cross liability among all classes of shares of such Portfolio Fund, and thus, the costs associated with such hedging activities may be allocated to the class of shares held by the Fund, even when such hedging activities do not directly relate to such class in the event that the assets of the relevant class are insufficient to meet such losses and expenses.  As a result, the performance of such Portfolio Fund (and, thus, the performance of the Funds) could be adversely affected.

Increasing Size and Maturity of Hedge Fund Markets.  The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty.  The growth in recent years in the number of hedge funds and assets managed by such funds, together with the increase in other market participants (such as the proprietary desks of investment banks) may reduce the opportunities available for the Advisor and the Managers to make certain investments or adversely affect the terms upon which investments can be made.  This could reduce the ability of the Funds to generate returns and/or reduce the quantum of these returns.  Historic opportunities for some or all hedge fund strategies may be eroded over time while structural and/or cyclical factors may reduce opportunities for the Advisor and the Managers temporarily or permanently.

In addition, it is possible that the Funds may have exposure to the same investment or securities through more than one Portfolio Fund.  Furthermore, the applicable Managers could take opposing positions with respect to such securities and thus the Funds' exposure to such underlying security or investment could move against each other.

Non-U.S. Exchange Risk Exposure.  Although Portfolio Funds are typically denominated in U.S. Dollars, certain Portfolio Funds may invest in securities denominated, and may receive a portion of their income and gains, in currencies other than the U.S. Dollar.  A reduction in the value of such other currencies relative to the U.S. Dollar prior to conversion into U.S. Dollars, as applicable, would adversely affect the NAV of the Portfolio Fund and correspondingly, the NAV of the Funds.  The Funds do not expect to hedge the exchange exposure related to any Portfolio Funds.  To the extent that the Managers themselves seek to hedge non-U.S. exchange risk exposure, they may not be able to do so.

Use of Financing Arrangements by Portfolio Funds.  A number of Portfolio Funds depend upon the availability of credit to finance their investment strategies.  The prime brokers, banks and dealers that may provide financing to Portfolio Funds can apply essentially discretionary margin or other valuation policies.  Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers.  These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties around the same time.  For additional information regarding recent events affecting the availability of financing, see "General Risks – Risks Related to Direct Investments in Securities – Recent Events."

Brokerage Commissions and Transaction Costs.  In selecting brokers or counterparties to effect portfolio transactions, Portfolio Funds will be likely to consider such factors as price, the ability to effect the transaction, the reliability and financial responsibility and any research products or services provided.  Such products and services generally may be of benefit to the Portfolio Funds in question or to other clients of the relevant Manager but may not directly relate to transactions executed on behalf of such Portfolio Fund.  Accordingly, if the Manager determines in good faith that the amount of commissions or transaction fees charged by the entity is reasonable in relation to the value provided, the relevant Portfolio Funds may pay an amount greater than that charged by another entity.  Moreover, if a Manager enters into "soft dollar" arrangements, there can be no assurance that such Manager will comply with the safe harbor provided by Section 28(e) of the United States Securities Exchange Act of 1934 ("Section 28(e)"), which provides parameters for the use of soft or commission dollars to obtain "brokerage and research" services.  Although disclosure of the use of "soft dollars" is generally sufficient to avoid legal risk under US federal law, there may still be legal risk to the Manager under US state law if "soft dollars" are used to pay for services not covered under the Section 28(e) safe harbor.

Managers may use "soft dollars" to acquire a variety of research, brokerage and other investment-related services, for example, research on market trends, reports on the economy, industries, sectors and individual companies or issuers; credit analyses; technical and statistical studies and information; accounting and tax law interpretations; political analyses; reports on legal developments affecting Portfolio Funds; information on technical market actions; and financial and market database services.  Some may acquire goods or services outside of Section 28(e) that others would otherwise be considered manager overhead.  The use of "soft dollars" by Managers to pay for items not covered under the Section 28(e) safe harbor creates a conflict of interest between the Manager and the Portfolio Fund to the extent that such items benefits primarily or exclusively the Manager or its other clients rather than the Portfolio Fund.  In addition, the availability of non-monetary benefits not covered under the Section 28(e) safe harbor may influence the selection of brokers by the Manager.  These conflicts of interest may have a detrimental effect on the Portfolio Fund and ultimately the Funds.

Concentration of Investment Portfolio.  Because Portfolio Funds may have the ability to concentrate their investments by investing an unlimited amount of its assets in a single issuer, sector, market, industry, strategy, country or geographic region, the overall adverse impact on such Portfolio Fund, and correspondingly on the Funds, of adverse movements in the value of the securities of a single issuer, sector, market, industry, strategy, country or geographic region will be considerably greater than if such Portfolio Fund were not permitted to concentrate its investments to such an extent.  By concentrating in a specific issuer, sector, market, industry, strategy, country or geographic region, Portfolio Funds will be subject to the risks of that issuer, sector, market, industry, strategy, country or geographic region, such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be.  Moreover, a number of Portfolio Funds might accumulate positions in the same or a related investment at the same time, compounding such risk.  In addition, the Funds are permitted to make direct investments, including, without limitation, in single security positions.  It is possible for the Funds to have a portion of their assets concentrated in a single issuer or security, and thus be subject to a similar concentration risk.

Risks Related to Investment Strategies

This section discusses risks relating to the types of investment strategies that are expected to be made by the Portfolio Funds.  It is possible that Portfolio Funds will engage in an investment strategy that is not described below, and any such investment strategy will be subject to its own particular risks.

General.  Certain of the Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models or assumptions, achieve a certain level of performance relative to specified benchmarks, and enter into hedging and other strategies intended, among other things, to affect the Portfolio Funds' performance, risk levels, and/or market correlation.  There can be no assurance that any Manager will have success in achieving any goal related to such practices.  The Managers may be unable to or may choose in their judgment not to seek to achieve such goals.

The success of a Manager's trading activities will depend on, among other things, the Manager's ability to identify overvalued and undervalued investment opportunities and to exploit price discrepancies in the capital markets.  Identification and exploitation of the investment strategies to be pursued by a Manager involves a high degree of uncertainty.  No assurance can be given that the Managers will be able to locate suitable investment opportunities in which to deploy all their capital.  A reduction in the volatility and pricing inefficiency of the markets in which a Manager may seek to invest, as well as other market factors, will reduce the scope for a Manager's investment strategies.  Furthermore, certain investment strategies involve counterparty risk (i.e., the risk that the counterparty fails to fulfill its contractual obligations under the terms of the instrument) and such instrument may not perform in the manner expected by the counterparties, thereby resulting in greater loss or gain to the investor.

Long/Short Equity.  Long/short equity strategies generally seek to generate capital appreciation through the establishment of both long and short positions in equities or fixed income, by purchasing undervalued securities and selling overvalued securities to generate returns and to hedge out some portion of general market risk.  If a Manager's analysis is incorrect or based on inaccurate information, these investments may result in significant losses to the Portfolio Funds.  Since a long/short strategy involves identifying securities that are generally undervalued (or, in the case of short positions, overvalued) by the marketplace, the success of the strategy necessarily depends upon the market eventually recognizing such value in the price of the security, which may not necessarily occur, or may occur over extended time frames that limit profitability.  Positions may undergo significant short-term declines and experience considerable price volatility during these periods.  In addition, long and short positions may or may not be related.  If the long and short positions are not related, it is possible to have investment losses in both the long and short sides of the portfolio.  Long/short strategies may increase the exposure of the Funds or Portfolio Funds to risks relating to Strategic Transactions, leverage, portfolio turnover, concentration of investment portfolio and short-selling.  These risks are further described in this section under their respective headings.

Convertible Arbitrage.  This strategy entails the risk that the Managers are incorrect as to the relative valuation of the convertible security and the underlying equity securities or that factors unrelated to the issuer, such as actions of the Federal Reserve or government agencies, may have unexpected impacts on the value of the fixed income or equity markets, potentially adversely affecting the Funds' hedged position.  Recent market events have caused hedge funds to sell large amounts of convertible securities, which has adversely affected the market price of convertible securities.

Merger or Event Driven Arbitrages. The Portfolio Funds may invest in companies involved in (or which are the target of) acquisition attempts or takeover or tender offers or mergers or companies involved in work-outs, liquidations, demergers, spin-offs, reorganizations, bankruptcies, share buy-backs and other capital market transactions or "special situations." The level of analytical sophistication, both financial and legal, necessary for a successful investment in companies experiencing significant business and financial distress is unusually high. There is no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could, for example, affect the prospects for a successful reorganization or similar action. There exists the risk that the transaction in which such business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, or takes more time than anticipated, the Funds may be required to sell their investment at a loss. As there may be uncertainty concerning the outcome of transactions involving financially troubled companies in which the Portfolio Funds may invest, there is potential risk of loss by the Portfolio Funds of their entire investment in such companies. In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Portfolio Funds' ability to respond to market movements may be impaired and consequently the Portfolio Funds may experience adverse price movements upon liquidation of their investments, which may in turn adversely affect the Portfolio Funds. Settlement of transactions may be subject to delay and administrative uncertainties. An investment in securities of a company involved in bankruptcy or other reorganization and liquidation proceedings ordinarily remains unpaid unless and until such company successfully reorganizes and/or emerges from bankruptcy, and the Funds may suffer a significant or total loss on any such investment during the relevant proceedings.

Investing in securities of companies in a special situation or otherwise in distress requires active monitoring by the Managers of such companies and may, at times, require active participation by the Portfolio Funds (including by way of board membership or corporate governance oversight), in the management or in the bankruptcy or reorganization proceedings of such companies.  Such involvement may restrict the Portfolio Funds' ability to trade in the securities of such companies.  It may also prevent the Portfolio Funds from focusing on matters relating to other existing investments or potential future investments of the Portfolio Funds.  In addition, as a result of their activities, the Funds may incur additional legal or other expenses, including, but not limited to, costs associated with conducting proxy contests, public filings, litigation expenses and indemnification payments to the investment manager or persons serving at the investment manager's request on the boards of directors of companies in which the Portfolio Funds have an interest.  It should also be noted that any such board representatives have a fiduciary duty to act in the best interests of all shareholders, and not simply the Portfolio Funds, and thus may be obligated at times to act in a manner that is adverse to the Funds' interests.  The occurrence of any of the above events may have a material adverse effect on the performance of the Funds and consequently on the returns to Shareholders.

Fixed Income Arbitrage.  Fixed income arbitrage strategies generally involve analyzing the relationship between the prices of two or more investments.  To the extent the price relationships between such investments remain constant, little or no gain or loss on the investments will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss.

Volatility Arbitrage Strategies.  The success of volatility arbitrage strategies depends on the ability of the Managers to accurately assess the relative value of a security in relation to its historical trading range.  However, even if the Managers make an accurate assessment of a security's historical trading range, the security may strike a new trading range, resulting in the failure of the volatility arbitrage strategy with respect to that security.  The simultaneous failure of volatility arbitrage strategies among a number of securities may result in significant losses to the Portfolio Funds.

Statistical Arbitrage Strategies.  The success of statistical arbitrage is heavily dependent on the mathematical models used by the Managers in seeking to exploit short-term and long-term relationships among stock prices and volatility.  Models that have been formulated on the basis of past market data may not be predictive of future price movements.  The Managers may select models that are not well-suited to prevailing market conditions.  Furthermore, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.  In addition, in the event of static market conditions, statistical arbitrage strategies are less likely to be able to generate significant profit opportunities from price divergences between long and short positions than in more volatile environments.

Overlay (GTAA).  The success of a GTAA strategy depends, in part, on the Managers’ ability to accurately analyze the correlation between various global equity, bond and currency markets.  If the Manager's correlation analysis proves to be incorrect, losses in the strategy may be significant and may exceed the anticipated risk level of market exposure for the GTAA strategy.  In addition, the GTAA strategy may expose the Portfolio Funds to a higher degree of risk relating to Strategic Transactions.

Short-Selling.   Short-selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date.  Short-selling necessarily involves certain additional risks.  However, if the short seller does not own the securities sold short (an uncovered short sale), the borrowed securities must be replaced by securities purchased at market prices in order to close out the short position, and any appreciation in the price of the borrowed securities would result in a loss.  Uncovered short sales expose the Funds to the risk of uncapped losses until a position can be closed out due to the lack of an upper limit on the price to which a security may rise.  Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.  There is the risk that the securities borrowed by the Funds in connection with a short-sale must be returned to the securities lender on short notice.  If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a ''short squeeze'' can occur, and the Funds may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.

The SEC recently issued an emergency order that temporarily prohibited any person from short-selling certain publicly traded common equity securities. This prohibition has since expired; however, the imposition of another such emergency order may limit a Manager’s ability to engage in short sales pursuant to the Funds' investment objective or negatively impact the return on an investment in which the Advisor has sold a security short.

Leverage.   The use of leverage by the Portfolio Funds can substantially increase the adverse impact of risks to which an investment in the Funds may be subject.  The cumulative effect of the use of leverage by Portfolio Funds in a market that moves adversely to such Portfolio Funds could result in a substantial loss to the Funds, which would be greater than if the Portfolio Funds were not leveraged.  As a result, if the Funds' losses with respect to any Portfolio Fund were to exceed the amount of capital invested in that Portfolio Fund, the Funds could lose their entire investment.  Leverage increases the risk and volatility of Portfolio Funds and, as a consequence, the Funds' risk and volatility.  To the extent that Portfolio Funds use leverage, the rates at which they can borrow will affect their returns.  In the event of a sudden, precipitous drop in value of a Portfolio Fund's assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund, and therefore the losses incurred by Funds.

Special Situations.  In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, take considerable time or result in a distribution of cash or a new security the value of which will be less than the purchase price to the Manager of the security or other financial instrument in respect of which such distribution is received.  Similarly, if an anticipated transaction does not in fact occur, the Manager may be required to sell its investment at a loss.  Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Manager may invest, there is a potential risk of loss by the Manager of its entire investment in such companies.

Risks Related to Direct Investments in Securities by Portfolio Funds

This section discusses risks relating to the types of direct investments that are expected to be made by the Portfolio Funds.  It is possible that Portfolio Funds will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Market Risk.  Market risk is risk associated with changes in, among other things, market prices of securities or commodities or foreign exchange or interest rates and there are certain general market conditions in which any investment strategy is unlikely to be profitable.  From time to time, multiple markets could move together against the Funds' investments, which could result in significant losses.  Such movement would have a material adverse effect on the performance of the Funds and returns to Shareholders. The Advisor has no ability to control such market conditions.

General economic and market conditions, such as currency and interest rate fluctuations, availability of credit, inflation rates, economic uncertainty, changes in laws, trade barriers, currency exchange controls and national and international conflicts or political circumstances, as well as natural disasters, may affect the price level, volatility and liquidity of securities.  Economic and market conditions of this nature could result in significant losses for the Funds, which would have a material adverse effect on the performance of the Funds and returns to Shareholders.

Certain types of fixed income securities and other credit instruments may be subject to heightened liquidity risk arising from the credit crisis initially occurring during 2007 and 2008.  Such investments include collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations, high-yield bonds, debt issued in leveraged buyout transactions, mortgage and asset-backed securities, and short-term asset-backed commercial paper, which became very illiquid in the latter half of 2007 and in 2008.  General market uncertainty and consequent re-pricing of risk led to market imbalances between sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments.  These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value.  Additionally, the federal rescue of the Federal Home Loan Mortgage Corporation (FHLMC), commonly referred to as "Freddie Mac," the Federal National Mortgage Association, commonly referred to as "Fannie Mae," and American International Group, as well as the filing of bankruptcy by Lehman Brothers Holdings, Inc. and the concern that other financial institutions are also experiencing severe economic distress and that the global financial system is under stress have led to significant market volatility and disruption and thus further increase the illiquidity of any investments in issuers that are thinly capitalized.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.  Legislation or regulation may also change the way in which the Funds themselves are regulated.  Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds' portfolio holdings.  Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.  The Advisor will monitor developments and seek to manage the Funds' portfolio in a manner consistent with achieving the Funds' investment objective, but there can be no assurance that they will be successful in doing so.

The current financial market situation, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets (and in particular the housing and mortgage markets) and may cause further economic uncertainties in the United States and worldwide.  It is difficult to predict how long the financial markets will continue to be affected by these events and the Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets.  Given the risks described above, an investment in the Shares may not be appropriate for all prospective investors.  Such market conditions and the above factors may increase the level of difficulty encountered in valuing such securities and other credit instruments which could result in sudden and significant valuation increases or declines in the NAV of the Funds.

The prices of the Portfolio Funds' investments, and therefore the NAV of the Funds, can be highly volatile.  Price movements of forward contracts, futures contracts and other derivative contracts in which the Funds may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.  In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options.  Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.  Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., the Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Global stock and credit markets have recently experienced significant price volatility, dislocations and liquidity disruptions, which have caused market prices of many stocks to fluctuate substantially and the spreads on prospective debt financings to widen considerably. The recent instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  There is a risk that such issuers will be unable to successfully complete such financing or refinancing.  In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  There is also a risk that developments in sectors of the credit markets in which the Funds do not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Portfolio Funds does invest, including securities owned by the Portfolio Funds.

The debt and equity capital markets in the United States have been negatively impacted by significant write-offs in the financial services sector relating to subprime mortgages and the re-pricing of credit risk in the broadly syndicated market, among other things.  These events, along with the deterioration of the housing market, the failure of major financial institutions and the resulting United States federal government actions have led to worsening general economic conditions, which have materially and adversely impacted the broader financial and credit markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular.  These recent events have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for issuers of debt to finance their operations.  These developments may increase the volatility of the value of securities owned by the Funds.  These developments also may make it more difficult for the Funds to accurately value their securities or to sell their securities on a timely basis.  These developments could adversely affect the ability of the Portfolio Funds to borrow for investment purposes, if they chose to do so, and increase the cost of such borrowings, which would reduce returns to Shareholders.  These developments have adversely affected the broader economy, and may continue to do so, which in turn may adversely affect the ability of issuers of securities owned by the Portfolio Funds to make payments of principal and interest when due, lead to lower credit ratings and increased defaults.  Such developments could, in turn, reduce the value of securities owned by the Portfolio Funds and adversely affect the NAV of the Feeder Fund’s Shares.  In addition, the prolonged continuation or further deterioration of current market conditions could adversely impact the Portfolio Funds' portfolio.

Equity Securities.  The Portfolio Funds will have exposure to equity securities, including common stocks.  Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to fixed-income securities.  An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock.  Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Portfolio Funds have exposure.  Common stock prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.  In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Preferred Securities. There are special risks associated with investing in preferred securities, including:

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Deferral: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer.  If the Portfolio Funds own a preferred security that is deferring its distributions, the Funds may be required to report income for tax purposes although they have not yet received such income.

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Subordination: Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	Liquidity: Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

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Limited Voting Rights: Generally, preferred security holders (such as the Portfolio Funds) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board.  Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.  In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.

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Special Redemption Rights: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.  For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in Federal income tax or securities laws.  As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Portfolio Funds.

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New Types of Securities: From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein.   Since the market for these instruments would be new, the Portfolio Funds may have difficulty disposing of them at a suitable price and time.  In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities.  The Portfolio Funds may invest in convertible securities.  The value of convertible securities may fall when interest rates rise and increase when interest rates fall.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.  The Funds could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Foreign Securities.  The Portfolio Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries.  These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Portfolio Funds' investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company.  There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S.  With respect to certain countries, there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Funds' investments in those countries.  Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.  A Portfolio Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Portfolio Fund's returns.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S.  In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government.  The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and the Funds may have limited recourse to compel payment in the event of a default.  A sovereign debtor's willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which the sovereign debtor may be subject.  Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

Foreign Currency Risk.  Because the Portfolio Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Funds and the unrealized appreciation or depreciation of investments.  Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Portfolio Funds' NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  The Advisor may, but are not required to, elect for the Portfolio Funds to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions.  In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Emerging Markets.  The Portfolio Funds may invest in securities and currencies traded in various markets throughout the world, including emerging or developing markets, some of which are highly controlled by governmental authorities.  Such investments are particularly speculative and entail all of the risks of investing in Non-U.S. Investments but to a heightened degree.  "Emerging market" countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.  Particularly in developing countries, laws governing transactions in securities, commodities, derivatives and securities indices and other contractual relationships are new and largely untested.  Investments in emerging markets may, among other things, carry the risks of less publicly available information, more volatile markets, less strict securities market regulation, less favorable tax provisions, a greater likelihood of severe inflation, unstable currency, war and expropriation of personal property, inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of developed markets, and lack of enforcement of existing regulations.  Hence, it may be difficult to obtain and enforce a judgment in certain emerging countries.  There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Funds and their operations.  In addition, certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.  There is also the possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains or other income, limitations on the removal of funds or other assets, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of investments in those countries.  In addition, regulatory controls and corporate governance of companies in emerging  markets confer little protection on minority shareholders.  Anti-fraud and anti-insider trading legislation is often rudimentary.  The concept of fiduciary duty to shareholders by officers and directors is also limited when compared to such concepts in developed markets.  In certain instances management may take significant actions without the consent of shareholders and anti-dilution protection also may be limited.  The typically small or relatively small size of markets for securities of issuers located in emerging market countries and the possibility of a low or non-existent volume of trading in those securities may also result in a lack of liquidity and increased price volatility of those securities, which may reduce the return on such investments.

Geopolitical Risk.  The aftermath of the war in Iraq, instability in Afghanistan, Pakistan and the Middle East and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Managers do not know how long the securities markets may be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets.

The Portfolio Funds may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Portfolio Funds will be investing, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organization to carry out their duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements.  The Funds may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which they are invested.

Fixed Income Securities.   The value of fixed income securities in the Portfolio Funds' portfolio could be affected by the credit quality of the issuer and interest rate fluctuations.  When interest rates decline, the value of fixed rate securities can be expected to rise.  Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline.  Recent adverse conditions in the credit markets may cause interest rates to rise.  Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of floating rate securities (due to the fact that rates only reset periodically), the values of these securities are substantially less sensitive to changes in market interest rates than fixed rate instruments.  Fluctuations in the value of the Portfolio Funds' securities will not affect interest income on existing securities, but will be reflected in the Funds' NAV.  The Portfolio Funds may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Portfolio Funds' exposure to interest rate risk, although there is no assurance that they will do so or that such strategies will be successful.

  The prices of several securities which may be held by the Portfolio Funds tend to be sensitive to interest rate fluctuations and unexpected fluctuations in interest rates could cause the corresponding prices of the long and short portions of a position to move in directions which were not initially anticipated.  Interest rates are highly sensitive to factors beyond the Managers’ control, including, among others, governmental monetary and tax polices and domestic and international economic and political conditions.  In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may be expected to affect adversely the Portfolio Funds' liquidity and operating results.  In addition, interest rate increases generally will increase the interest carrying costs to the Funds of borrowed securities and leveraged investments or the cost of leverage for the Portfolio Funds.  Furthermore, to the extent that interest rate assumptions underlie the hedging of a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose the Portfolio Funds to losses.

Mortgage-Backed Securities and Asset-Backed Securities. The Portfolio Funds may invest in mortgage-backed securities and asset-backed securities. These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations.  Fixed income securities are subject to the risk of the issuer's or a guarantor's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk).  In addition, MBS and ABS may also be subject to call risk and extension risk.  For example, homeowners have the option to prepay their mortgages.  Therefore, the duration of a security backed by home mortgages can either shorten (i.e., call risk) or lengthen (i.e., extension risk).  In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase.  Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.  In either case, a change in the prepayment rate can result in losses to investors.  The same would be true of asset-backed securities, such as securities backed by car loans.

High Yield Securities.  The Portfolio Funds may invest in particularly risky investments that also may offer the potential for correspondingly high returns.  As a result, the Portfolio Funds may lose all or substantially all of their investment in any particular instance, which would have an adverse effect on Shareholders.  In addition, there is no minimum credit standard which is a prerequisite to the Portfolio Funds' acquisition of any security, and the debt securities in which the Funds are permitted to invest may be less than investment grade and may be considered to be "junk bonds."  Securities in the non-investment grade categories are subject to greater risk of loss of principal and interest than higher rated securities and may be considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.  They may also be considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions.  Adverse publicity and negative investor perception about these lower-rated securities, whether or not based on an analysis of the fundamentals with respect to the relevant issuers, may contribute to a decrease in the value and liquidity of such securities.  In addition, because investors generally perceive that there are greater risks associated with non-investment grade securities, the yields and prices of such securities may fluctuate more than those for higher-rated securities.  The market for non-investment grade securities may be smaller and less active than that for higher-rated securities, which may adversely affect the prices at which these securities can be sold.  In addition, the Funds may invest in debt securities which may be unrated by a recognized credit rating agency which are subject to greater risk of loss of principal and interest than higher-rated debt securities.

Securities in which the Portfolio Funds may invest may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by all or substantially all of the issuer's assets.  Moreover, the Funds may invest in debt securities which are not protected by financial covenants or limitations on additional indebtedness.  The Portfolio Funds may therefore be subject to credit, liquidity and interest rate risks.  In addition, evaluating credit risk for debt securities involves uncertainty because credit rating agencies throughout the world have different standards, making comparison across countries difficult.  Also, the market for credit spreads is often inefficient and illiquid, making it difficult to hedge such risk or to calculate accurately discounting spreads for valuing financial instruments.

Distressed Securities.  The Portfolio Funds may invest in securities of issuers in weak financial condition, experiencing poor operating results, having substantial financial needs or negative net worth, facing special competitive or product obsolescence problems, or issuers that are involved in bankruptcy or reorganization proceedings.  Investments of this type involve substantial financial and business risks that can result in substantial or total losses.  The Funds may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.  Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer.  Such investments also face the risk of the effects of applicable federal and state bankruptcy laws.  In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio Funds may lose their entire investment or may be required to accept cash or securities with a value less than its original investment.  The market prices of such securities are also subject to abrupt and erratic market movements and above average price volatility and the spread between the bid and offer prices of such securities may be greater than normally expected.  It may take a number of years for the market price of such securities to reflect their intrinsic value.  Such securities are also more likely to be subject to trading restrictions or suspensions.  It is anticipated that some of the portfolio securities held by the Funds may not be widely traded, and that the Funds' position in such securities may be substantial in relation to the market for those securities.  The Managers’ judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.

Insolvency Considerations with Respect to Issuers of Indebtedness.  Various laws enacted for the protection of creditors may apply to indebtedness in which the Portfolio Funds invest.  The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law.  Insolvency considerations may differ with respect to other issuers.  If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary.  Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured.  There can be no assurance as to what standard a court would apply in order to determine whether the issuer was "insolvent" after giving effect to the incurrence of the indebtedness in which the Funds invested or that, regardless of the method of valuation, a court would not determine that the issuer was "insolvent" upon giving effect to such incurrence.  In addition, in the event of the insolvency of an issuer of indebtedness in which the Funds invest, payments made on such indebtedness could be subject to avoidance as a "preference" if made within a certain period of time (which may be as long as one year) before insolvency.  In general, if payments on indebtedness are avoidable, whether as fraudulent conveyances or preferences, such payments can be recaptured from the Portfolio Fund to which such payments were made.

Real Estate.   The residential housing sector in the United States has been under considerable pressure during the past several years with home prices nationwide down significantly on average.  Residential mortgage delinquencies and foreclosures have increased over this time and have, in turn, led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities.  In addition, the commercial real estate sector in the United States has been under pressure with prices down significantly on average.  Accordingly, the recent instability in the credit markets may adversely affect the price at which REITs and real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce returns from REITs and real estate funds or reduce the number of REITs and real estate funds brought to market during the investment period, thereby reducing the Funds' investment opportunities.  Properties in which REITs and real estate funds invest may suffer losses due to declining rental income and higher vacancy rates, which may reduce distributions to the Funds and reduce the value of the underlying properties

REITs and real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the recent events described above).  Some REITs and real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT or real estate fund could be unfavorably affected by the poor performance of a single investment or investment type.  These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer.  Borrowers could default on or sell investments that a REIT or a real estate fund holds, which could reduce the cash flow needed to make distributions to investors.  In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions.  REITs require specialized management and pay management expenses.  Securities issued by private partnerships in real estate may be more illiquid than securities issued by other investment funds generally, because the partnerships' underlying real estate investments may tend to be less liquid than other types of investments.

Private Equity. Investment in private equity involves the same types of risks associated with an investment in any operating company.  However, securities issued by private partnerships may be more illiquid than securities issued by other Portfolio Funds generally, because the partnerships' underlying investments tend to be less liquid than other types of investments.  Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions.  The Funds may not sell, transfer, exchange, assign, pledge, hypothecate or otherwise dispose of their interests in a private equity fund, nor may they withdraw from such fund, without the consent of the general partner of the fund, which consent may be withheld in the general partner’s sole discretion.  Attractive investment opportunities in private equity may occur only periodically, if at all.  Furthermore, private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments.  Due to recent market conditions, however, the availability of such financing has been reduced dramatically, limiting the ability of private equity to obtain the required financing.  For additional information regarding the availability of financing, see "General Risks – Risks Related to Direct Investments in Securities – Recent Events."

Securities Lending.  Portfolio Funds may experience a loss in a securities lending arrangement in the event the borrower breaches its agreement, the return of the securities loaned is delayed or the default or insolvency of the borrower.

Material, Non-Public Information.  From time to time, the a Manager may come into possession of confidential or material, non-public information that would limit the ability of the Portfolio Funds to acquire or dispose of investments held by the Portfolio Funds.  The Portfolio Funds' investment flexibility may be constrained as a consequence of the inability of a Manager to use such information for investment purposes.  Moreover, a Manager may acquire confidential or material, non-public information or be restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when the Manager would otherwise take such an action.

Illiquid Investments.  Investments held by the Portfolio Funds may be or become illiquid which may affect the ability of the Funds to exit such investments and the returns made by the Funds.  Such illiquidity may result from various factors, such as the nature of the instrument being traded, or the nature and/or maturity of the market in which it is being traded, the size of the position being traded, or because there is no established market for the relevant securities.  Even where there is an established market, the price and/or liquidity of instruments in that market may be materially affected by certain factors.  Securities and commodity exchanges typically have the right to suspend or limit trading in any instrument traded on that exchange.  It is also possible that a governmental authority may suspend or restrict trading on an exchange or in particular securities or other instruments traded.  A suspension could render it difficult for the Portfolio Funds to liquidate positions and thereby might expose the Portfolio Funds to losses.

The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Portfolio Funds may not be able to sell them when they desire to do so or to realize what they perceive to be their fair value in the event of a sale.  Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Portfolio Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Portfolio Funds when such investments are realized.  If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Portfolio Funds will suffer a loss.  Moreover, securities in which the Portfolio Funds may invest include those that are not listed on a stock exchange or traded in an over-the-counter market.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  The size of the Funds' position may magnify the effect of a decrease in market liquidity for such instruments.  Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Portfolio Funds enter into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Funds' portfolio.

The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.  The Portfolio Funds may encounter substantial delays in attempting to sell non-publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds.  In some cases, the Funds may be contractually prohibited from disposing of investments for a specified period of time.  Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.  Further, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded.

New Issue Investments.  The rules of the Financial Industry Regulatory Authority, Inc. ("FINRA") regulate securities firms' activities related to the sale of "new issues" (as defined under applicable FINRA rules) to investment funds if "restricted" persons (generally, people engaged in the securities industry) hold beneficial interests in such investment funds.  As a result, to comply with FINRA Rules, where the Portfolio Funds participate in new issues, the Portfolio Funds may only invest where restricted persons' participation in the gains or losses from such investments is limited.  Alternatively, the Portfolio Funds may, in the Managers’ absolute discretion, elect not to participate in new issues.  As a result, all of the Shareholders would be unable to participate in profits attributable to investments in new issues, even where certain Shareholders would not otherwise be so restricted.

Portfolio Turnover.  The Portfolio Funds may invest and trade their portfolio securities on the basis of certain short-term market considerations.  The Portfolio Funds are not generally restricted in effecting transactions by any limitation with regard to their respective portfolio turnover rates, and the turnover rate within the Portfolio Funds is expected to be significant, which will result in significant transaction costs and thereby reduce the investment performance of the Portfolio Funds.

Counterparty Arrangements. In selecting counterparties to transactions in which the Portfolio Funds will engage, including but not limited to, currency hedging transactions and borrowings under lines of credit it may have in place, a Manager typically has the authority to and will consider a variety of factors in addition to the price associated with such transactions.  Considerations may include, but are not limited to: (a) the ability of the counterparty to (i) provide other products and services, (ii) accept certain types of collateral and provide multiple products or services linked to such collateral or (iii) execute transactions efficiently and (b) the counterparty's facilities, reliability and financial responsibility.  If a Manager determines that the counterparty's transaction costs are reasonable overall, the Portfolio Funds may incur higher transaction costs than they would have paid had another counterparty been used.

To the extent that the Portfolio Funds engage in principal transactions, including, but not limited to, forward currency transactions, swap transactions, repurchase and reverse repurchase agreements and the purchase and sale of bonds and other fixed income securities they must rely on the creditworthiness of their counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions including swap contracts. In the event of the insolvency of a counterparty, the Portfolio Funds may not be able to recover their assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, the Funds will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which they deal. A Manager will seek to minimize the Funds' exposure to counterparty risk by entering into such transactions with counterparties a Manager believes to be creditworthy at the time they enter into the transaction. Certain Strategic Transactions may require the Portfolio Funds to provide collateral to secure their performance obligations under a contract.

Reverse Repurchase Agreements.  Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of the Portfolio Funds, that the market value of the securities sold by the Portfolio Funds may decline below the price of the securities at which the Portfolio Funds are obligated to repurchase them and that the securities may not be returned to the Portfolio Funds.  There is no assurance that reverse repurchase agreements can be successfully employed.

Dollar Roll Transactions.  Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.  If the broker/dealer to whom a Portfolio Fund sells securities becomes insolvent, the Portfolio Fund’s right to purchase or repurchase securities may be restricted.  Successful use of dollar rolls may depend upon a Managers ability to predict correctly interest rates and prepayments.  There is no assurance that dollar rolls can be successfully employed.

Hedging Transactions.  The Portfolio Funds may utilize financial instruments such as forward contracts, options and interest rate swaps, caps and floors to seek to hedge against declines in the values of portfolio positions (measured in terms of their base currencies) as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events.

When engaging in a hedging transaction, the Portfolio Funds may determine not to seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged.  Such an imperfect correlation may prevent the Portfolio Funds from achieving the intended hedge or expose the Funds to a risk of loss.  The Portfolio Funds may also determine not to hedge against a particular risk because they do not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge or because they do not foresee the occurrence of the risk.  It may not be possible for the Portfolio Funds to hedge against a change or event at attractive prices or at a price sufficient to protect the assets of the Portfolio Funds from the decline in value of the portfolio positions anticipated as a result of such change.  The Portfolio Funds may also be restricted in their ability to effectively manage the portion of their assets that are segregated to cover their obligations.  In addition, it may not be possible to hedge at all against certain risks.

Derivatives. The Portfolio Funds may invest in, or enter into, derivatives or derivatives transactions (“Derivatives”). Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives entered into by a Portfolio Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolio of the Portfolio Fund as a whole. Derivatives permit a Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential effect on the performance of a Portfolio Fund. If a Portfolio Fund invests in Derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return of the Portfolio Fund or result in a loss. A Portfolio Fund also could experience losses if Derivatives are poorly correlated with its other investments, or if the Portfolio Fund is unable to liquidate the position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

Options.  The Portfolio Funds may engage in option transactions.  The purchase or sale of an option involves the payment or receipt of a premium payment by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security or other instrument for a specific price at a certain time or during a certain period.  Purchasing options involves the risk that the underlying instrument does not change price in the manner expected, so that the option expires worthless and the investor loses its premium.  Selling options, on the other hand, involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security in excess of the premium payment received.  The writer of a covered call option also gives up the opportunity for gain on the underlying security above the exercise price of the call.  The writer of a call option that is not covered assumes the additional risk that it will be required to satisfy its obligation to the buyer of the call option by making an open-market purchase of the underlying securities on unfavorable terms.

Commodity and Financial Futures Contracts.   Commodity and financial markets are highly volatile because of the low margin deposits normally required in futures trading and because a high degree of leverage is typical of a futures trading account.  As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor.  In addition, commodity exchanges may limit fluctuations in commodity futures contract prices during a single day and thus during a single trading day no trades may be executed at prices beyond the "daily limit."  Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity can be neither taken nor liquidated unless the Portfolio Funds are willing to effect trades at or within the limit, which may hinder the ability of the Portfolio Funds to trade.

The profitability of such an investment depends on the ability of a Manager to analyze correctly the commodity markets, which are influenced by, among other things, changing supply and demand relationships, weather, changes in interest rates, trade policies, world political and economic events, and other unforeseen events.  Such events could result in large market movements and volatile market conditions and create the risk of significant loss.  A variety of possible actions by various government agencies can also inhibit profitability or can result in loss.  In addition, activities by the major power producers can have a profound effect on spot prices which can, in turn, substantially affect derivative prices, as well as the liquidity of such markets.  Moreover, investments in commodity and financial futures and options contracts involve additional risks including, without limitation, leverage (margin is usually only 5 to 15 percent of the face value of the contract and exposure can be nearly unlimited).  The CFTC and futures exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in particular commodity or financial futures contracts.  All of the positions held by all accounts owned or controlled by the Portfolio Funds will be aggregated for the purposes of determining compliance with position limits.  It is possible that positions held by the Portfolio Funds may have to be liquidated in order to avoid exceeding such limits.  Such modification or liquidation, if required, could adversely affect the operations and profitability of the Portfolio Funds.

Futures Transactions.  The Portfolio Funds may invest in commodity futures contracts and in options thereon in a variety of countries and on a variety of exchanges including those in less established markets.  This is the case even if the exchange is formally "linked" to a more established exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange.  The activities of such exchanges, including the execution, delivery and clearing of transactions on such an exchange may be subject to a lesser degree of control and enforcement than more established markets.  Moreover, such laws or regulations will vary depending on the country in which the transaction occurs.

The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration.  There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell.  Disruptions can occur in any market traded by the Portfolio Funds due to unusually high trading volume, political intervention or other factors.  Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties.  The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Manager would otherwise recommend, to the possible detriment of the Portfolio Fund.  Market illiquidity or disruption could result in major losses to the Portfolio Funds.

Swaps.  Most swap agreements entered into by the Portfolio Funds would require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, the Portfolio Funds' current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  The risk of loss with respect to swaps is limited to the net amount of interest payments that the Portfolio Funds are contractually obligated to make.  If the other party to a swap defaults, the Portfolio Funds' risk of loss consists of the net amount of payments that the Funds contractually are entitled to receive.  If a swap agreement calls for payments by the Portfolio Funds, they must be prepared to make such payments when due.  In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Portfolio Funds.

Structured Securities.  Structured securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.  Recent market conditions have magnified the risks related to an investment in structured securities, including greater volatility, increased lack of liquidity and significant losses in value.    Certain structured products may be thinly traded or have a limited trading market.  CBOs, CLOs and other CDOs are typically privately offered and sold, and thus are not registered under the securities laws.  As a result, investments in CBOs, CLOs and CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.  In addition to the general risks associated with debt securities discussed herein, CBOs, CLOs and CDOs carry additional risks, including, but not limited to:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CBOs, CLOs and CDOs are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investments in structured notes involve risks, including credit risk and market risk.  Where the Portfolio Funds' investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.  Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity.  Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Off-Exchange Transactions.  Certain Strategic Transactions, such as spot and forward contracts and options thereon may not be traded on any exchange ("off-exchange transactions"), and banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The Portfolio Funds may enter into such off-exchange transactions.  Off-exchange transactions are not regulated, and contracts related to such off-exchange transactions are not guaranteed by an exchange or clearing house.  Consequently, trading in these contracts is subject to more risks than futures or options trading on regulated exchanges, including, but not limited to, the risk that a counterparty will default on an obligation.  The counterparties will typically not be required to post collateral.  Off-exchange transactions are also subject to legal risks, such as the legal incapacity of a counterparty to enter into a particular contract or the declaration of a class of contracts as being illegal or unenforceable.

Legal or Regulatory Risks.  Portfolio Fund investments may be subject to additional legal or regulatory risks, including changing applicable laws and regulations, developing or differing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities.  The regulatory and tax environment for derivative and related instruments is evolving and may be subject to government or judicial action which may adversely affect the value of investments held by the Portfolio Funds.  The effect of any future regulatory or tax change on the Portfolio Funds is impossible to predict but could be substantial and adverse.

Risks Related to Direct Investments by the Funds

The Advisor on behalf of the Funds may consider it appropriate, subject to applicable regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin and other forms of leverage in the Funds’ investment programs.  The Funds’ engagement in these transactions involves risk of loss to the Funds that could materially adversely affect the value of the Funds’ respective net asset values.  The risks associated with investments in these types of transactions are described in the preceding section.

Limits of Risk Disclosure

The above discussion relates to various risks associated with the Funds and the Portfolio Funds and is not intended to be a complete enumeration or explanation of the risks involved in an investment in the Funds.  Prospective investors should read this entire Prospectus and the applicable Agreement and Declaration of Trust and should consult with their own advisors before deciding whether to invest in the Funds.  In addition, as the Funds' investment program or market conditions change or develop over time, an investment in the Funds may be subject to risk factors not currently contemplated or described in this Prospectus.

MANAGEMENT OF THE FUNDS

Advisor

Morgan Creek Capital Management, LLC (the "Advisor") is the investment advisor for the Funds.  The Advisor, located at 301 West Barbee Chapel Road, Chapel Hill, North Carolina 27517, is a North Carolina limited liability company.  As of [___________], 2010, the Advisor's assets under management were approximately $[__________], including approximately $[___________] (on a pro-forma basis) in alternative assets.

Advisory Agreements

The Feeder Fund and the Master Fund are each parties to separate Advisory Agreements with the Advisor (the "Advisory Agreements").  Pursuant to the Advisory Agreement, the Advisor will provide the Funds with ongoing investment guidance, policy direction and monitoring of the Funds, subject to the general supervision of the Board, and in accordance with the investment objective, policies, and restrictions of the Funds; buy, retain and sell the Funds' portfolio investments; select brokers or dealers to execute transactions; provide investment research; maintain or cause to be maintained all required books, records, and reports and other information required for the proper operation of the Funds; and furnish all other services required in connection with management of the Funds.

The Advisory Agreements were approved by the Board, including a majority of the Trustees who are not "interested persons," as defined in the 1940 Act, of the Funds or the Advisor (the "Independent Trustees"), at a meeting held on [_______________], 2010.  The Advisory Agreements provide that the Master Fund will pay a quarterly management fee in advance calculated at an annual rate equal to 1.00% of the net assets of the Master Fund as of the first Business Day of such quarter.  The Feeder Fund will not pay a fee to the Advisor so long as the Feeder Fund invests through the Master Fund.

The Feeder Fund has entered into an Expense Limitation Agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses at or below 1.35%, excluding amortization of organizational costs and acquired fund fees and expenses of the Feeder Fund's average net assets for three years from the date of commencement.  Expenses borne by the Advisor are subject to reimbursement by the Feeder Fund up to three years from the date the Advisor paid the expense, but no reimbursement will be made by the Feeder Fund at any time if it would result in its covered expenses exceeding the Expense Cap.  Expenses covered by the Expense Cap include all of the Feeder Fund's expenses (whether incurred directly by the Feeder Fund or indirectly at the Master Fund level) other than (i) Acquired Fund Fees and Expenses, (iii) any taxes paid by the Master Fund, (iv) expenses incurred directly or indirectly by the Feeder Fund as a result of expenses incurred by a Portfolio Fund, (v) Amortization of organizational costs, (vi) dividends on short sales, if any, and (vii) any extraordinary expenses not incurred in the ordinary course of the Feeder Fund's business (including, without limitation, litigation expenses).

If within three years following a waiver or reimbursement, the operating expenses of the Feeder Fund that previously received a waiver or reimbursement from the Advisor is less than the expense limit for the Feeder Fund, the Feeder Fund is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if:  (1) the Feeder Fund has more than $50 million in assets, (2) the Advisor or an affiliate serves as the Feeder Fund's investment adviser or administrator and (3) the Board of the Feeder Fund has approved in advance the payments to the Advisor at the previous quarterly meeting of the Board.

The Advisory Agreements will continue in effect for a period of two years from their effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Funds' Board or the vote of a majority of the securities of the Funds at the time outstanding and entitled to vote (as such term is defined in the 1940 Act) and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  Each Advisory Agreement may be terminated at any time, without the payment of any penalty, by the applicable Fund (upon the vote of a majority of such Fund's Board or a majority of the outstanding voting securities of such Fund) or by the Advisor, upon 60 days' written notice by a party to the other parties, which notice can be waived by the non-terminating parties.  Each Advisory Agreement will also terminate automatically in the event of its "assignment" (as such term is defined in the 1940 Act and the rules thereunder).

The Advisory Agreements provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations thereunder, the Advisor is not liable to the Funds or any of the Funds' shareholders for any act or omission by the Advisor in the supervision or management of their respective investment activities or for any loss sustained by the Funds or the Shareholders and provides for indemnification by the Funds of the Advisor under the Advisory Agreement and their respective directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Funds, subject to certain limitations and conditions.

The Advisor will devote such time and effort to the business of the Funds as is reasonably necessary to perform their duties to the Funds.  However, the services of the Advisor are not exclusive, and the Advisor provides similar services to other investment companies and other clients and may engage in other activities.

The Advisor also acts as servicing agent to the Funds (“Servicing Agent”), whereby it provides or procures certain investor servicing and administrative assistance. Investor servicing entails the provision of personal, continuing services to investors in the Funds. The Servicing Agent may, in turn, retain certain parties to act as sub-servicing agents to assist with investor servicing and administrative assistance. The Adviser is not compensated by the Funds for providing or procuring these services as the Servicing Agent. When the Servicing Agent employs sub-servicing agents, the Servicing Agent compensates such sub-servicing agents out of its own resources

Other Accounts Managed by the Portfolio Managers

Certain Portfolio Managers, who are primarily responsible for the day-to-day management of the Feeder Fund and the Master Fund, also manage other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of _______________ ____, 2010: (i) the number of other pooled investment vehicles and other accounts managed by the Portfolio Managers and the total assets of such vehicles and accounts; and (ii) the number and total assets of such vehicles and accounts with respect to which the advisory fee is based on performance.

Name of Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
	Number	Total Assets (billions)	Number	Total Assets (billions)	Number	Total Assets (billions)
Mark Yusko	8	$6.85	22	$2.60	21	$1.44	(1)

Name of Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
	Number with Performance- Based Fees	Total Assets with Performance Based Fees	Number with Performance- Based Fees	Total Assets with Performance Based Fees	Number with Performance- Based Fees	Total Assets with Performance Based Fees
Mark Yusko	5	$1.40	22	$2.60	21	$1.44	(1)

(1)
Mr. Yusko serves as the principal executive officer of Morgan Creek Capital Management, LLC,  a principal of Hatteras Capital Management and member of the investment committee for The Endowment Fund.  $1 billion included in Total Assets of Pooled Investment Vehicles Managed is also included in Total Assets of Other Accounts Managed by Portfolio Manager.

Matters Considered by the Board

A discussion regarding the basis for the approval by the Feeder Fund's Board, including the Independent Trustees, of its Advisory Agreement will be available in the Feeder Fund's first report sent to Shareholders.

Trustees and Officers

Each Fund's Board has overall responsibility for monitoring and overseeing each Fund's investment program and its management and operations. The initial Trustee was ratified by the Feeder Fund's initial shareholder. The initial Trustee of the Master Fund was approved by the Master Fund’s initial shareholder. Any vacancy on the Boards may be filled by the remaining Trustees of such Board, except to the extent the 1940 Act requires the election of Trustees by the shareholders. There are four Trustees on each Board, a majority of whom are Independent Trustees. Each Board exercises the same powers, authority and responsibilities on behalf of the Funds as are customarily exercised by the directors of an investment company organized as a corporation and registered under the 1940 Act. To the extent permitted by the 1940 Act and other applicable law, each Board may delegate any of its rights, powers and authority to, among others, any person, including without limitation, the officers of the respective Funds, the Advisor or any committee of a Board. Trustees will not contribute to the capital of the Funds in their capacity as Trustees, but may subscribe for Shares as members, subject to the eligibility requirements described in this Prospectus.

Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement age as established by the Boards or in the event of death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office.  The Boards appoint officers of the Funds who are responsible for the Funds' day-to-day business decisions based on policies set by the Boards.  The officers serve at the pleasure of the Boards.

The table below shows, for each Trustee and executive officer, his or her full name, age, the position held with the Funds, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Trustee, and other public directorships held by such Trustee.  The business address of the Trusts and Funds is 301 West Barbee Chapel Road, Chapel Hill, NC 27517.

Name, Address and Year of Birth	Position(s) Held with Funds	Term of Office (1) and Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of Morgan Creek- Advised Registered Investment Companies ("RICs") Consisting of Investment Portfolios ("Portfolios") Overseen	Public Trusteeships

INDEPENDENT TRUSTEES

(1)	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn [__].

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office (1) and Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of Morgan Creek- Advised Registered Investment Companies ("RICs") Consisting of Investment Portfolios ("Portfolios") Overseen	Public Trusteeships

INTERESTED TRUSTEES(2)

Mark W. Yusko 301 West Barbee Chapel Road Chapel Hill, NC 27517 [____]	Trustee [Chairman and President]	Since 2010
Mr. Yusko is Chief Investment Officer and Chief Executive Officer of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Yusko served as President and Chief Executive Officer for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.
				[0] Funds [0] Portfolios	[_____]

(1)	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn [___].

(2)	Mr. Yusko is an "interested person," as defined in the Investment Company Act, of the Funds based on his position with Morgan Creek Capital Management, LLC and its affiliates.

Name and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years

Mark B. Vannoy September 27, 1976	Treasurer	Since 2010
Mr. Vannoy joined Morgan Creek in January, 2006 and serves as Director of Fund Administration.  Prior to Morgan Creek, Mr. Vannoy worked at Nortel Networks, Ernst & Young, and KPMG both in the United States and Cayman Islands.

William M. Watts April 25, 1977	Chief Compliance Officer	Since 2010
Mr. Watts joined Morgan Creek in October 2005 and serves as Director of Regulatory Affairs and Chief Compliance Officer.  Prior to Morgan Creek, Mr. Watts was a Staff Attorney with the U.S. Securities & Exchange Commission’s Division of Enforcement.

David J. James	Secretary	Since 2010
Vice President and Managing Counsel, State Street Bank and Trust Company (2009 to present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 to 2009); Retired (2005); and Assistant Vice President and Counsel, State Street Bank and Trust Company (October 2000 to December 2004).

Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Funds(*)	Aggregate Dollar Range of Equity Securities Overseen by Trustees in the Family of Registered Investment Companies
Independent Trustees
[___________]	$0	[_______________]
[___________]	$0	[_______________]
[___________]	$0	[_______________]
[___________]	$0	[_______________]
[___________]	$0	[_______________]
[___________]	$0	[_______________]
[___________]	$0	[_______________]
[___________]	$0	[_______________]
[___________]	$0	[_______________]
[___________]	$0	[_______________]
Interested Trustees
Mark W. Yusko	$0	[0]

*
As of December 31, 2009, the Trustees could not own shares in the Funds as of this date because the Funds had not yet begun investment operations as registered investment companies.  The term "Family of Registered Investment Companies" refers to all registered investment companies advised by the Advisor or an affiliate thereof.

The Board for each Fund currently has three standing committees: an Audit Committee, a Governance and Nominating Committee, and a Valuation Committee.

Each Board has an Audit Committee comprised of [______________], each of whom is an Independent Trustee. The primary purposes of each Board's Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Funds, the qualifications and independence of the Funds' independent registered public accounting firm, and the Funds' compliance with legal and regulatory requirements. The Audit Committees review the scope of the Funds' audit, accounting and financial reporting policies and practices and internal controls. The Audit Committees approve, and recommend to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds' independent registered public accounting firms. The Audit Committees also approve all audit and permissible non-audit services provided by the Funds' independent registered public accounting firms to its manager or advisor and any affiliated service providers if the engagement relates directly to the Fund's operations and financial reporting of the Fund.

Each Board has a standing Governance and Nominating Committee.  Each Governance and Nominating Committee is comprised of [___________________], each of whom is an Independent Trustee.  Each Governance and Nominating Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board, scheduling and organization of Board meetings, evaluating the structure and composition of the Board and determining compensation of the Funds' Independent Trustees.  Each Governance and Nominating Committee may consider nominees recommended by a Shareholder.  A Shareholder who wishes to recommend a nominee should send recommendations to the Funds' Secretary and must include:

•	The name of the Shareholder and evidence of the person's ownership of Shares in the Fund, including the number of Shares owned and the length of time of ownership; and

•
The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of a Fund and the person's consent to be named as a Trustee if selected by the Governance and Nominating Committee and nominated by the Board.

Such recommendation must be accompanied by a written consent of each proposed candidate to being named as a nominee and to serve as a director/trustee if elected.  The Shareholder's recommendation and information described above must be sent to the appropriate Fund, c/o Morgan Creek Global Equity Long/Short Institutional Fund, 301 West Barbee Chapel Road, Chapel Hill, NC 27517.

Each Board has a standing Valuation Committee.  Each Valuation Committee is responsible for, among other things, overseeing the valuation of the Funds' investments, including interests in the Portfolio Funds, in accordance with written policies and procedures (the "Valuation Procedures") that the Board has approved for purposes of determining the value of securities held by the Funds, including, if applicable, the fair value of the Funds' investments in Portfolio Funds.

Leadership Structure and Risk Management Oversight

The Board has chosen to select the same individual as Chairman of the Board of the Trust and as President of the Trust. Currently, Mr. Yusko, an Interested Trustee, serves as Chairman of the Board and President of the Trust. The Board believes that this leadership structure is appropriate since Mr. Yusko provides the Board with insight regarding the Trust’s day-to-day management and overall operations which assist him in his role as Chairman of the Board.

The Board has delegated management of the Trust to service providers who are responsible for the day-to-day management of risks applicable to the Trust. The Board oversees risk management for the Trust in several ways. The Board receives regular reports from both the chief compliance officer and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Portfolios, and applicable provisions of the federal securities laws and Internal Revenue Code. As needed, the Advisor discusses management issues respecting the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Fund. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with Board counsel, counsel to the Trust, the chief compliance officer and representatives of management, as needed. Through these regular reports and interactions, the Board helps to establish risk management parameters for the Trust, which are effected on a day-to-day basis by service providers to the Trust.

As the Funds have had no prior investment operations as registered investment companies, no meetings of the above committees have been held in the 2010 fiscal year, except that the Audit Committee met in connection with the organization of the Funds to select the Funds' independent registered public accounting firm.

Independent Trustee Ownership of Securities

As of __________ ___, 2010, the Independent Trustees (and their respective immediate family members) did not beneficially own securities of the Advisor or the Distributor, or an entity controlling, controlled by or under common control with the Advisor or the Distributor (not including registered investment companies).

As of __________ ___, 2010, as a group, Trustees and officers owned less than 1% of the outstanding Shares in each Fund because the Funds are commencing their offering coincident with the date of this Prospectus.

Proxy Voting Policies

The Board may delegate the voting of proxies for the Funds' portfolio securities to the Advisor pursuant to the Advisor' proxy voting guidelines; however, the Funds will reserve the right, and will not delegate responsibility to the Advisor, to vote any proxies with respect to Shares in the Master Fund.  Under these guidelines, the Advisor will vote proxies related to the Funds' portfolio securities in the best interests of the Funds and their Shareholders.  If the Feeder Fund, as a Shareholder of the Master Fund, is asked to vote any proxy issued by the Master Fund, the Feeder Fund will poll its investors on the matter and vote the Master Fund proxy in proportion to the responses received from the Feeder Fund investors.  A copy of the Advisor' proxy voting policy is attached as Appendix B to this Prospectus. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended [_______] will be available upon request and without charge (1) by calling [________________] and (2) on the SEC’s website at http://www.sec.gov.

Portfolio Manager

Mark Yusko

[To be added by amendment.]

PLAN OF DISTRIBUTION

The Feeder Fund is offering Shares at an offering price equal to its then current NAV.  The Feeder Fund has entered into a Distribution Agreement (the "Distribution Agreement") with [__________________] (the "Distributor") to provide for distribution of the Shares on a reasonable best efforts basis, subject to various conditions.  The principal office of the Distributor is located at [_____________________]. The Distributor will enter into selling agreements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”) that have agreed to participate in the distribution of the Shares.

Generally, the minimum required initial investment by each investor is $50,000, and the minimum subsequent investment is $25,000.  The Feeder Fund, in its sole discretion, may accept investments below these minimums.  A Selling Agent may establish higher minimum investment requirements than the Funds.  The initial closing for purchases of Shares is anticipated to be on or about January 1, 2010, but may be changed by the Feeder Fund in its sole discretion.  It is the obligation of the Selling Agents to transmit orders received by them to the Distributor so they will be received in a timely manner.

The Feeder Fund, acting through the Distributor and the Administrator, will have the sole right to accept orders to purchase Shares and reserves the right to reject any order in whole or in part.  The offering may be terminated by the Feeder Fund or the Distributor at any time.

No market currently exists for the Shares.  The Shares will not be listed on any national securities exchange, and the Funds do not anticipate that a secondary market will develop for the Shares.  None of the Funds, the Advisor, the Distributor or the Selling Agents intends to make a market in the Shares. The Distributor has the exclusive right to distribute Shares through the Selling Agents.  The Distributor's obligation is an agency or "best efforts" arrangement under which neither the Distributor nor any Selling Agent is required to purchase any Shares.

The Distributor may engage one or more Selling Agents. A Selling Agent may engage one or more Sub-Selling Agents. The Advisor or its affiliates may pay a fee out of their own resources to the Selling Agents and Sub-Selling Agents. Selling Agents and Sub-Selling Agents may charge a fee for their services in conjunction with an investment in the Feeder Fund and/or maintenance of investor accounts. Such a fee is not a sales charge or placement fee imposed by the Feeder Fund or a Selling Agent, and will be in addition to any fees charged or paid by the Feeder Fund. The payment of any such fees, and their impact on a particular investor’s investment returns, would not be reflected in the returns of the Feeder Fund.

Sub-Selling Agents also may impose terms and conditions on investor accounts and investments in the Feeder Fund that are in addition to the terms and conditions set forth in this Prospectus. Such terms and conditions are not imposed by the Feeder Fund, the Selling Agent or any other service provider of the Feeder Fund. Any terms and conditions imposed by a Sub-Selling Agent, or operational limitations applicable to such party, may affect or limit a Shareholder's ability to subscribe for Shares or tender Shares for repurchase, or otherwise transact business with the Feeder Fund. Investors should direct any questions regarding fees, terms and conditions applicable to their accounts, or relevant operational limitations to the Sub-Selling Agent.

The Advisor or its affiliates also may pay from their resources additional compensation to the Selling Agents and/or Sub-Selling Agents in connection with placement of Shares or servicing of Shareholders (if such Selling Agent or Sub-Selling Agent serves as a Sub-Servicing Agent and enters into a servicing agreement with the Servicing Agent, as discussed below). As to each investor referred by a Selling Agent and/or Sub-Selling Agent, or serviced by a Sub-Servicing Agent, such additional compensation may range up to an annual rate of 1% of the value of the Shares.

In some instances, these arrangements could result in receipt by the Selling Agents and/or Sub-Selling Agents and their respective personnel (who themselves may receive all or a substantial part of the relevant payments) of compensation in excess of that which may be available with regard to or paid in connection with their placement of shares or interests of a different investment fund. Any Shareholder or prospective investor with questions regarding these arrangements may obtain additional detail by contacting his or her intermediary directly. Prospective investors also should be aware that these payments could create incentives on the part of the intermediaries to view the Feeder Fund more positively relative to other investment funds not making payments of this nature or making smaller such payments.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Shareholders whose shares are registered in their own names may elect to be participants in the Feeder Fund’s Dividend Reinvestment and Cash Purchase Plan (the "DRIP"), under which dividends and capital gain distributions to shareholders will be paid or reinvested in additional shares of the Feeder Fund (the "Dividend Shares"). [_____________________] (the "Agent") acts as the agent for participants under the DRIP. Shareholders whose shares are held in the name of a broker or nominee will automatically have distributions reinvested by the broker or nominee in additional shares under the DRIP, unless the automatic reinvestment service is not provided by the particular broker or nominee or the shareholder elects to receive distributions in cash.

Shareholders who do not elect to participate in the DRIP will receive all distributions in cash paid by wire or check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to the nominee) by [___________________], as dividend disbursing agent.

The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder who has elected to participate in the DRIP may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholders name and address as they appear on the share certificate. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record dated of at least 10 days after the date on which the election is received. A shareholder whose shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder's election.

All correspondence concerning the DRIP should be directed to the Agent at [___________________________].

ADMINISTRATION, ACCOUNTING AND INVESTOR SERVICES AGREEMENTS

Each Fund has retained State Street Bank and Trust Company (the “Administrator”), whose principal business address is One Franklin Street, Boston, Massachusetts, 02111, to provide certain administrative, accounting, transfer agency and investor services to the Fund (the "Administration Agreement").  Under the terms of the Funds' Administration Agreements, the Administrator is responsible, directly or through its agents, for, among other things: reconciling cash and investment balances with the Funds' custodian; calculating contractual expenses, including management fees; determining net income; arranging for the computation of the Funds' NAVs; preparing the Funds' Statements of Assets and Liabilities and Statements of Operations; preparing the Funds' annual and semi-annual reports; preparing monthly security transaction listings; receiving and tabulating proxies; maintaining the register of Shareholders, including any transfer or repurchase of Shares; arranging for the calculation of the issue and repurchase price of Shares; preparing tender offer notices and performing all work associated with tender offers; allocating income, expenses, gains and losses to Shareholders' respective capital accounts; and issuing reports and transaction statements to Shareholders.

Pursuant to the Administration Agreement, the Administrator will provide certain investor services to the Funds, including: maintaining the register of the Shareholders and enter on such register all issues, transfers and repurchases of interests in the Funds; arranging for the calculation of the issue and repurchase prices of interests in the Funds in accordance with their controlling document; preparing promissory notes promptly after the close of the tender period; preparing tender offer notices and performing all work associated with tender offers; allocating income, expenses, gains and losses to the individual Shareholder's capital accounts in accordance with the Funds controlling documents; preparing and mailing annually to the each Shareholder any required Form 1099 in accordance with applicable tax regulations; and issuing reports and transaction statements to Shareholders.  The Administrator is paid a [monthly] fee at the annual rate of     % for these and other services it provides to the Funds.

The Master Fund also pays the Administrator certain fixed fees for tax preparation and other services.  The Administrator is also reimbursed by the Master Fund for out-of-pocket expenses (including those of any third party retained to assist the Administrator) relating to services provided to the Master Fund.  The Administration Agreement may be terminated at any time by either party generally upon not less than [___] days' written notice.

SERVICING AGENTS

The Advisor serves as Servicing Agent of the Feeder Fund and has responsibility for such investor services and fund administrative assistance as may include, but shall not be limited to, the provision of personal, continuing services to their customers who are investors in the Feeder Fund, establishment of investor accounts, communicating periodically with Shareholders and providing information about the Feeder Fund, the Shares, and repurchase offers, handling correspondence from investors about their accounts, maintaining account records, receiving, aggregating and processing purchase and repurchase transactions, providing and keeping retirement plan records, acting as the sole Shareholder of record and nominee for Shareholders, providing beneficial owners with account statements, processing dividend payments, issuing reports to Shareholders and transaction confirmations, providing or procuring accounting services for the Funds and limited partner account, providing subaccounting services for Shares held beneficially, forwarding Shareholder communications to beneficial owners, receiving, tabulating and transmitting proxies executed by beneficial owners, general account administration activities, administering board, committee and shareholder meetings, preparing meeting minutes upon request, administering tender offers, including preparation of filings, maintaining Fund records, coordinating regulatory and other filings by the Feeder Fund, administering investor application review, administering compulsory redemptions upon request, and providing such other administration services as the Feeder Fund may request from time to time.

Servicing Agent Payments

The Advisor or its affiliates pays from their resources additional compensation to a Sub-Servicing Agent at an annual rate of up to 1.00% of the value of the Shares serviced by such Sub-Servicing Agent. In some instances, these arrangements could result in receipt by the Sub-Servicing Agents and their personnel (who themselves may receive all or a substantial part of the relevant payments) of compensation in excess of that which may be available with regard to or paid in connection with their servicing of shares or interests of a different investment fund. Any Shareholder or prospective investor with questions regarding these arrangements may obtain additional detail by contacting his or her intermediary directly. Prospective investors also should be aware that these payments could create incentives on the part of the intermediaries to view the Feeder Fund more positively relative to other investment funds not making payments of this nature or making smaller such payments.

CUSTODIAN

State Street Bank and Trust Company, a Massachusetts company incorporated under the laws of the Commonwealth of Massachusetts, serves as the Custodian of the assets of the Funds, and may maintain custody of such assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board.  Assets of the Funds are not held by the Advisor or commingled with the assets of other accounts, except to the extent that securities may be held in the name of the Custodian, subcustodian or foreign custodians in a securities depository, clearing agency or omnibus customer account.  The Custodian's principal business address is One Franklin Street, Boston, Massachusetts, 02111.

ESCROW AGENT

The Administrator serves as Escrow Agent with respect to subscriptions received from prospective investors in advance of dates when Shares may be subscribed for and monies may be transmitted to the Funds.  The Escrow Agent's principal business address is One Franklin Street, Boston, Massachusetts, 02111.

FUND EXPENSES

The Funds will pay their organizational costs in full out of the seed capital prior to completion of this offering.  The Funds will amortize their offering costs over a 12-month period.  The Funds' organizational and offering costs will not be subject to the 2.35% expense cap described below.

The Funds pay all of their expenses other than those that the Advisor or an affiliate of the Advisor assumes, if any.  The expenses of the Feeder Fund (whether directly or indirectly incurred through the Master Fund) include, but are not limited to, all fees and expenses related to portfolio transactions and positions made in Portfolio Funds, including Portfolio Fund fees and expenses, and enforcing rights in respect of such investments; the investment management fee payable to the Advisor and the fee payable to the Administrator; brokerage commissions; interest and fees on any borrowings; Trustees' fees; directors' and officers' insurance; professional fees (including, without limitation, expenses of consultants, experts and specialists); research expenses; fees and expenses of outside legal counsel (including fees and expenses associated with the review of documentation for prospective investments by the Master Fund), including foreign legal counsel; accounting, auditing and tax preparation expenses; fees and expenses in connection with tender offers and any repurchases of Shares; taxes and governmental fees (including tax preparation fees); fees and expenses of any custodian, subcustodian, transfer agent, and registrar, and any other agent of the Funds, all costs and charges for equipment or services used in communicating information regarding any of the Funds' transactions between either of the Advisor and the Custodian (or other agent engaged by any of such funds); bank services fees; expenses of preparing, printing, and distributing copies of this Prospectus, and any other sales material (and any supplements or amendments thereto), reports, notices, other communications to Shareholders, and proxy materials; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Shareholders' meetings; expenses of corporate data processing and related services; Shareholder recordkeeping and Shareholder account services, fees, and disbursements; expenses relating to investor and public relations; fees and expenses of the Independent Trustees; insurance premiums; and extraordinary expenses such as litigation expenses. The Master Fund may need to sell portfolio securities to pay fees and expenses, which could affect investment returns to Shareholders of the Feeder Fund.

The Feeder Fund has entered into an Expense Agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses below specified levels.  See “Management of the Funds – Advisor”).

The Advisor bears all of its expenses and its own costs incurred in providing investment management services to the Funds, including travel and other expenses related to the selection and monitoring of Portfolio Funds.  In addition, the Advisor is responsible for the payment of the compensation and expenses of those Trustees and officers of the Funds affiliated with the Advisor, and making available, without expense to the Funds, the services of such individuals, subject to their individual consent to serve and to any limitations imposed by law.

The Feeder Fund's organizational expenses and offering costs, including its proportionate share of the expenses of the Master Fund, were initially borne by the Advisor or an affiliate.

The Portfolio Funds will bear various fees and expenses in connection with their operations.  These fees and expenses are similar to those incurred by the Funds.  In addition, the Portfolio Funds will pay asset-based fees to their Managers and generally may pay performance-based fees or allocations to their Managers, which effectively reduce the investment returns of the Portfolio Funds.  These expenses, fees, and allocations are in addition to those incurred by the Funds themselves.  As an investor in the Portfolio Funds, the Funds will indirectly bear a portion of the expenses and fees of the Portfolio Funds.

The Funds' fees and expenses will decrease the net profits or increase the net losses of the Funds that are credited to or debited against each Shareholder's capital account.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Funds

In most instances, the Funds will purchase securities of a Portfolio Fund directly from such Portfolio Fund, and such purchases by the Funds may be, but are generally not, subject to transaction expenses.  The Funds may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.    In addition, the Funds may directly enter into forward and futures contracts, swaps, and other derivative instrument transactions. Under some circumstances, the Funds may incur expenses in connection with their transactions. When selecting brokers and dealers to effect these transactions on behalf of the Funds, the Advisor will seek best price and execution, taking into account factors such as price, size or order, difficulty of execution and the operational facilities of the broker or dealer.

Other accounts managed by the Advisor may own, from time to time, some of the same investments as the Funds. Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor; however, from time to time, the same investment decision may be made for multiple Advisor accounts.

When two or more accounts managed by the Advisor  seek to purchase or sell the same Portfolio Funds, the Advisor will seek to allocate investment opportunities and dispositions fairly over time among the Funds and the other accounts managed by the Advisor.  The Funds' specific portfolio composition will be influenced by a number of factors, including, but not limited to, the Funds' investment guidelines, the Funds' specific terms and conditions and the investment judgment of the portfolio manager.  The Advisor manages other accounts with investment mandates that may overlap or conflict with the investment strategies pursued by the Funds, as both the Funds and the accounts may be eligible to participate in the same investment opportunities.  Additionally, interests in Portfolio Funds are generally offered in private offerings and it is not uncommon for Portfolio Funds to become closed or limited with respect to new investments due to size constraints or other considerations.  Moreover, the Funds or the other accounts managed by the Advisor may not be eligible or appropriate investors in all potential Portfolio Funds.  As a result of these and other factors, the Funds may be precluded from making a specific investment or may reallocate existing Portfolio Funds among the other accounts managed by the Advisor.  These decisions will be made by the Advisor taking into consideration the respective diversification guidelines, investment objectives, existing investments, liquidity, contractual commitments or regulatory obligations and other considerations applicable to the Funds and the other accounts managed by the Advisor.  However, there likely will be circumstances where the Funds are unable to participate, in whole or in part, in certain investments to the extent it would participate absent allocation of an investment opportunity among the Funds and the other accounts managed by the Advisor.  In addition, it is likely that the Funds' portfolio and those of other accounts managed by the Advisor will have differences in the specific Portfolio Funds held in their portfolios even when their investment objectives are the same or similar.  Such differences may be magnified by the Masters approach utilized by the Funds' in their selection of Portfolio Funds.  These and other distinctions will result in differences in portfolio performance between the Funds and the other accounts managed by the Advisor.

When two or more accounts managed by the Advisor seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the Funds and such other accounts  on a good faith equitable basis, usually on a pro rata basis, by the Advisor in its discretion in accordance with the various investment objectives of the accounts managed by the Advisor.  Such allocations are based upon the written procedures of the Advisor, which have been reviewed and approved by the Board.  In some cases, this system may adversely affect the price or size of the position obtainable for the Funds.  In other cases, however, the ability of the Funds to participate in volume transactions may produce better execution for the Funds.  It is the opinion of the Board that this advantage, when combined with the other benefits available due to the Advisor's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

The annual portfolio turnover rate of the Funds may be greater than 100%.  Although, because it is difficult to accurately predict portfolio turnover rates, actual turnover may be lower than 100%.  Higher portfolio turnover results in increased Fund costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.

The Portfolio Funds

The Portfolio Funds incur transaction expenses in the management of their portfolios, which will decrease the value of the Funds' investment in the Portfolio Funds. Because the investment program of certain of the Portfolio Funds may include trading as well as investments, short-term market considerations will frequently be involved, and it is anticipated that the turnover rates of the Portfolio Funds' investments may be substantially greater than the turnover rates of other types of investment vehicles. In addition, the order execution practices of the Portfolio Funds may not be transparent to the Funds. Each Portfolio Fund is responsible for placing orders for the execution of its portfolio transactions and for the allocation of its brokerage. The Advisor will have no direct or indirect control over the brokerage or portfolio trading policies employed by the Managers. The Advisor expects that the Managers will generally select broker-dealers to effect transactions on behalf of their respective Portfolio Fund substantially in the manner set forth below.

It is anticipated that Managers will seek reasonably competitive commission rates.  However, Portfolio Funds will not necessarily pay the lowest commission available on each transaction and may engage in transactions with broker-dealers based on different criteria than those considered by the Funds.  Portfolio Funds may not be subject to the same regulatory restrictions on principal and agency transactions.  It is anticipated that some Portfolio Funds may effect principal or agency transactions through affiliates of the Funds.  The Funds will indirectly bear the commissions or spreads in connection with the portfolio transactions of the Portfolio Funds.

No guarantee or assurance can be made that Portfolio Funds' brokerage transaction practices will be transparent or that the Portfolio Funds will establish, adhere to, or comply with their stated practices.  However, as the Portfolio Funds are not investment companies registered under the 1940 Act, they may select brokers on a basis other than that outlined above and may receive benefits other than research or that benefit the Portfolio Funds' Managers or their affiliates rather than the Portfolio Funds.

A Manager may, consistent with the interests of the Portfolio Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio Fund and its other clients.  Such research, statistical and/or pricing services must provide lawful and appropriate assistance to the Manager's investment decision-making processes in order for such research, statistical and/or pricing services to be considered by the Manager in selecting a broker.  These research services may include information on securities markets, the economy, individual companies, pricing information, research products and services and such other services as may be permitted from time to time by Section 28(e).  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under their respective contracts.  A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determine in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Manager to the Portfolio Fund and its other clients and that the total commissions paid by the Portfolio Fund will be reasonable in relation to the benefits to the Portfolio Fund over the long-term. The advisory fees that a Portfolio Fund pays to its Manager will not be reduced as a consequence of the Manager's receipt of brokerage and research services.  To the extent that portfolio transactions are used to obtain such services, the brokerage commissions paid by a Portfolio Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined.  Such services generally would be useful and of value to a Manager in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Manager in carrying out its obligations to the Portfolio Fund.  While such services are not expected to reduce the expenses of the Manager, the Manager would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staffs.  Commission rates for brokerage transactions on foreign stock exchanges are generally fixed.

As with the Funds, Portfolio Funds may make investments directly in the issuers of their underlying securities, and in some instances may not be subject to transaction expenses.

VOTING

Each Shareholder of a Fund will have the right to cast a number of votes based on the value of such Shareholder's investment percentage in the Fund at any meeting of its Shareholders called by the (i) majority of the Board or (ii) Shareholders holding at least 51% of the total number of votes eligible to be cast by all Shareholders. Shareholders will be entitled to vote on any matter on which stockholders of a registered investment company organized as a corporation would be entitled to vote, including the selection of Trustees and the approval of the Investment Management Agreement. Notwithstanding their ability to exercise their voting privileges, Shareholders are not entitled to participate in the management or control of the Funds' business and may not act for or bind the Funds.

Whenever the Feeder Fund, as a Shareholder in the Master Fund, is requested to vote on matters pertaining to the Master Fund (other than the termination of the Master Fund’s business, which may be determined by the Advisor without investor approval), the Feeder Fund will hold a meeting of its Shareholders and will vote its interest in the Master Fund for or against such matters proportionately to the instructions to vote for or against such matters received from its Shareholders.  The Feeder Fund shall vote Shares for which it receives no voting instructions in the same proportion as the Shares for which it receives voting instructions.

CONFLICTS OF INTEREST

The Advisor engages in other activities including managing the assets of various private funds and institutional accounts. In the ordinary course of business, the Advisor engages in activities in which the Advisor’s interests or the interests of its clients may conflict with the interests of the Funds or their Shareholders. The discussion below sets out such conflicts of interest that may arise; conflicts of interest not described below may also exist. The Advisor can give no assurance that any conflicts of interest will be resolved in favor of the Funds or their Shareholders.

Transactions by the Advisor — The Advisor may pursue acquisitions of assets and businesses and identification of an investment opportunity in connection with its existing businesses or a new line of business without first offering the opportunity to the Funds. Such an opportunity could include a business that competes with the Funds or a Portfolio Fund in which the Funds has invested or proposes to invest.

From time to time, the Advisor may pursue the development of investment managers who will manage private investment funds that would otherwise qualify as investments for the Fund. Due to the conflicts of interest involved and in accordance with applicable law, the Advisor will not make any investment for the Fund in any Portfolio Fund that is managed by an affiliate of the Advisor. Accordingly, there may be investments that are unavailable to the Fund due to the manager’s affiliation with the Advisor. Further, in the event that the Advisor acquires a business or investment manager that is a manager of any Portfolio Fund, the Advisor may need to liquidate any investment by the Fund in a Portfolio Fund managed by such affiliated investment manager.

In addition, the Advisor may have other relationships with Portfolio Funds or Managers which may not result in the Advisor directly or indirectly controlling, being controlled by, or being under common control with, such Portfolio Funds or Managers. These relationships may include distribution or intermediary relationships with Portfolio Funds, strategic or principal investments in Portfolio Funds or their Managers, or other contractual relationships. To the extent permitted by applicable law, it is possible that the Funds may invest in one or more such Portfolio Funds or with one or more such Managers. In such circumstances, the management fee and the incentive fee charged by any such Portfolio Fund or Manager may still apply.

The Advisor’s Asset Management Activities — The Advisor conducts a variety of asset management activities, including sponsoring unregistered investment funds. Those activities also include managing assets of employee benefit plans that are subject to ERISA and related regulations. The Advisor’s investment management activities may present conflicts if the Funds and these other investment or pension funds either compete for the same investment opportunity or pursue investment strategies counter to each other.

Voting Rights in Portfolio Funds — From time to time, a Portfolio Fund may seek the approval or consent of its investors in connection with certain matters relating to the Portfolio Fund. In such a case, the Advisor has the right to vote in its sole discretion the Funds’ interest in the Portfolio Fund. The Advisor considers only those matters it considers appropriate in taking action with respect to the approval or consent of the particular matter. Business relationships may exist between the Advisor and its affiliates, on the one hand, and the Managers and affiliates of the Portfolio Funds, on the other hand, other than as a result of the Funds’ investment in a Portfolio Fund. As a result of these existing business relationships, the Advisor may face a conflict of interest acting on behalf of the Funds and their Shareholders.

Portfolio Funds may, consistent with applicable law, not disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor whether holdings of the Portfolio Funds cause the Funds to be above specified levels of ownership in certain asset classes. To avoid adverse regulatory consequences in such a case, the Funds may need to hold their interest in a Portfolio Fund in non-voting form. Additionally, in order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions, the Funds intends to own less than 5% of the voting securities of each Portfolio Fund. This limitation on owning voting securities is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Funds and other clients of the Advisor. To limit their voting interest in certain Portfolio Funds, the Funds may enter into contractual arrangements under which the Funds irrevocably waives their rights (if any) to vote their interest in a Portfolio Fund. The Funds will not receive any consideration in return for entering into a voting waiver arrangement. Other Portfolio Funds or accounts managed by the Advisor may also waive their voting rights in a particular Portfolio Fund. Subject to the oversight of the Funds’ Board of Trustees, the Advisor will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Advisor in the particular Portfolio Fund. These voting waiver arrangements may increase the ability of the Funds to invest in certain Portfolio Funds. However, to the extent the Funds contractually foregoes the right to vote the securities of a Portfolio Fund, the Funds will not be able to vote on matters that require the approval of the interestholders of the Portfolio Fund, including matters adverse to the Funds’ interests. This restriction could diminish the influence of the Funds in a Portfolio Fund, as compared to other investors in the Portfolio Fund (which could include other Portfolio Funds or accounts managed by the Advisor, if they do not waive their voting rights in the Portfolio Fund), and adversely affect the Funds’ investment in the Portfolio Fund, which could result in unpredictable and potentially adverse effects on Shareholders. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in some situations where the Funds own less than 5% of the voting securities of a Portfolio Fund. In these circumstances, transactions between the Funds and a Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Funds have entered into a voting waiver arrangement.

Client Relationships — The Advisor and its affiliates may have relationships with sponsors and managers of Portfolio Funds, corporations and institutions. In providing services to its clients and the Funds, the Advisor may face conflicts of interest with respect to activities recommended to, or performed for, such clients, on the one hand, and the Funds, the Shareholders and/or the Portfolio Funds, on the other hand. The Advisor may also face conflicts of interest in connection with any purchase or sale transactions involving an investment by the Funds, whether to or from a client of the Advisor, and in connection with the consideration offered by, and obligations of, such client of the Advisor in such transactions. In such cases, the Advisor will owe fiduciary duties to the client of the Advisor that may make the Advisor’s interest adverse to that of the Funds. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to the Funds.

Diverse Membership; Relationships with Shareholders — The Shareholders are expected to include entities organized under U.S. law and in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Funds. The conflicting interests of individual Shareholders may relate to or arise from, among other things, the nature of investments made by the Funds and/or Portfolio Funds, the structuring of the acquisition of investments of the Funds, and the timing of disposition of investments. This structuring of the Funds’ investments and other factors may result in different returns being realized by different Shareholders. Conflicts of interest may arise in connection with decisions made by the Advisor, including decisions with respect to the nature or structuring of investments, that may be more beneficial for one Shareholder than for another Shareholder, especially with respect to Shareholders’ individual tax situations. In selecting Portfolio Funds for the Funds, the Advisor considers the investment and tax objectives of the Funds as a whole, not the investment, tax or other objectives of any Shareholder individually.

Brokerage Activities — The Advisor will be authorized to engage in transactions in which it acts as a broker for the Funds and for another person on the other side of the transaction. In any such event, the Advisor may receive commissions from, and have a potentially conflicting division of loyalties and responsibilities regarding, both parties to such transactions. The Advisor may also act as agent for the Funds, Portfolio Funds and other clients in selling publicly traded securities simultaneously. In such a situation, transactions may be bundled and clients, including the Funds, may receive proceeds from sales based on average prices received, which may be lower than the price which could have been received had the Funds sold their securities separately from the Advisor’s other clients.

Related Funds — Conflicts of interest may arise for the Advisor in connection with certain transactions involving investments by the Funds in Portfolio Funds, and investments by other funds advised by the Advisor, or sponsored or managed by the Advisor, in the same Portfolio Funds. Conflicts of interest may also arise in connection with investments in the Funds by other funds advised or managed by the Advisor or any of its affiliates. Such conflicts could arise, for example, with respect to the timing, structuring and terms of such investments and the disposition of them. The Advisor or an affiliate may determine that an investment in a Portfolio Fund is appropriate for a particular client or for itself or its officers, directors, principals, members or employees, but that the investment is not appropriate for the Funds. Situations also may arise in which the Advisor, one of its affiliates, or the clients of either have made investments that would have been suitable for investment by the Funds but, for various reasons, were not pursued by, or available to, the Funds. The investment activities of the Advisor, its affiliates and any of their respective officers, directors, principals, members or employees may disadvantage the Funds in certain situations if, among other reasons, the investment activities limit the Funds’ ability to invest in a particular Portfolio Fund.

Management of the Funds — Personnel of the Advisor or its affiliates will devote such time as the Advisor, the Funds and their affiliates, in their discretion, deem necessary to carry out the operations of the Funds effectively. Officers, principals, and employees of the Advisor and its affiliates will also work on other projects for the Advisor and its other affiliates (including other clients served by the Advisor and its affiliates) and conflicts of interest may arise in allocating management time, services or functions among the affiliates.

CONFLICTS OF INTEREST RELATING TO THE MANAGERS

The Advisor anticipates that each Manager will consider participation by the applicable Portfolio Fund in all appropriate investment opportunities that are also under consideration for investment by the Manager for other portfolio funds and accounts managed by the Manager ("Manager Accounts") that pursue investment programs similar to that of the applicable Portfolio Fund or the Funds.  However, there can be no guarantee or assurance that a Manager will follow such practices or that a Manager will adhere to, and comply with, its stated practices, if any.  In addition, circumstances may arise under which a Manager will cause its Manager Accounts to commit a larger percentage of their assets to an investment opportunity than to which the Manager will commit assets of the Portfolio Fund.  Circumstances may also arise under which a Manager will consider participation by its Manager Accounts in investment opportunities in which the Manager intends not to invest on behalf of the Portfolio Fund, or vice versa.

Situations may occur where the Funds could be disadvantaged by investment activities conducted by the Manager for the Manager Accounts.  These situations may arise as a result of, among other things: (1) legal restrictions on the combined size of positions that may be taken by Portfolio Funds in which the Funds and/or Manager Accounts participate (collectively, "Co-Investors" and, individually, a "Co-Investor"), limiting the size of the Portfolio Fund's position; (2) legal prohibitions on the Co-Investors' participating in the same instruments; (3) the difficulty of liquidating an investment for a Co-Investor when the market cannot absorb the sale of the combined positions; and (4) the determination that a particular investment is warranted only if hedged with an option or other instrument and the availability of those options or other instrument is limited.

A Manager may from time to time cause Portfolio Funds to effect certain principal transactions in securities with one or more Manager Accounts, subject to certain conditions.  For example, these transactions may be made in circumstances in which the Manager determined it was appropriate for the Portfolio Fund to purchase and a Manager Account to sell, or the Portfolio Fund to sell and the Manager Account to purchase, the same security or instrument on the same day.

Each Manager, its affiliates and their principals, partners, directors, officers and employees, may buy and sell securities or other investments for their own accounts, including interests in Portfolio Funds, and may have conflicts of interest with respect to investments made on behalf of Portfolio Funds in which the Funds participate.  As a result of different trading and investment strategies or constraints, positions may be taken by principals, partners, directors, officers, employees and affiliates of the Manager that are the same as, different from or made at different times than positions taken for the Portfolio Fund in which the Funds participate.  Future investment activities of the Managers, or their affiliates, and the principals, partners, directors, officers or employees of the foregoing, may give rise to additional conflicts of interest that could disadvantage the Funds and their Shareholders.

Managers or their affiliates may from time to time provide investment advisory or other services to private portfolio funds and other entities or accounts managed by the Manager or its affiliates.  In addition, Managers or their affiliates may from time to time receive research products and services in connection with the brokerage services that brokers (including, without limitation, affiliates of the Manager) may provide to one or more Manager Accounts.

CODES OF ETHICS

Each of the Funds, the Advisor and the Distributor has adopted a code of ethics (the "Code of Ethics") in compliance with Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.  Each Code of Ethics establishes procedures for personal investing and restricts certain transactions.  Employees subject to a Code of Ethics may invest in securities for their personal investment accounts, including making investments in the securities of Portfolio Funds that may be purchased or held by the Fund.  The Codes of Ethics are available on the EDGAR Database on the SEC's website at www.sec.gov.  In addition, the Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  Copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

PROXY VOTING PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Advisor as part of the Advisor’s general management of the Funds, subject to the Board’s continuing oversight. A copy of the Funds’ and the Advisor’s proxy voting procedures is located in Appendix B.

Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

ELIGIBLE INVESTORS

Each prospective investor will be required to complete a Feeder Fund's subscription agreement ("Subscription Agreement") and satisfy the investor eligibility standards set forth therein in order to be permitted to invest in the Feeder Fund.

An investment in the Feeder Fund involves risks and it is possible that an investor may lose some or all of its investment.  In addition, an investment in the Feeder Fund is not liquid and investors should provide for adequate liquidity outside of their investment in the Feeder Fund to meet their foreseeable liquidity needs.  Before making an investment decision, an investor and/or its adviser should (i) consider the suitability of this investment with respect to its investment objectives and personal situation and (ii) consider factors such as its personal net worth, income, age, risk tolerance, and liquidity needs.  See "General Risks."  Short-term investors and investors who cannot bear the loss of some or all of their investment and/or the risks associated with a lack of liquidity should not invest in the Funds.

Generally, the Subscription Agreement requires that an investor certify that it is an "accredited investor" as defined in Regulation D under the 1933 Act and a “qualified client” within the meaning of Rule 205-3 under the Advisers Act.  An "accredited investor" includes, among other investors, an individual who: (i) has a net worth (or a joint net worth with that person's spouse) immediately prior to the time of purchase in excess of $1 million, excluding the value of the primary residence; or (ii) an individual who has income in excess of $200,000 (or joint income with the investor's spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year.  A “qualified client” means an individual or company (other than an investment company) that has a net worth (or in the case of an individuals a joint net worth with the individual’s spouse) of more than $1,500,000, or that meets certain other qualification requirements set forth in the form of Subscription Agreement attached hereto in Appendix A.  Other categories of "accredited investor," “qualified client” or other eligible investor standards applicable to companies and other investors are set forth in the Subscription Agreement.  Additional requirements are set forth in the form of Subscription Agreement.  Investors who meet the qualifications set forth in the form of Subscription Agreement are referred to in this Prospectus as eligible investors.

All prospective investors must complete a Subscription Agreement in which they certify that, among other things, they meet the foregoing requirements and that they will not transfer their Shares (or any portion thereof) except in accordance with the Agreement and Declaration of Trust.  Existing Shareholders who request to purchase additional Shares are required to qualify as eligible investors and to complete an additional Subscription Agreement prior to the additional purchase.

PURCHASING SHARES

The minimum initial investment in the Feeder Fund by any investor is $50,000, and the minimum additional investment in the Feeder Fund by any investor is $25,000.  However, the Feeder Fund, in its sole discretion, may accept investments below these minimums.  A Selling Agent may establish higher minimum investment requirements than the Funds.

Shares will generally be offered for purchase at NAV as of the first Business Day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion.  The Board may also suspend or terminate the sale of Shares at any time.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash.  Each initial or subsequent purchase of Shares will be payable in one installment which will generally be due prior to the proposed acceptance of the purchase.  A prospective investor must submit a completed Subscription Agreement before the acceptance date set by the Feeder Fund, and a Shareholder generally may subscribe for additional Shares by completing an additional subscription agreement.  The Feeder Fund reserves the right, in its sole discretion, to reject in whole or in part, any subscription to purchase Shares in the Funds at any time.  Although the Feeder Fund may, in its sole discretion, elect to accept a subscription prior to receipt of cleared funds, an investor will not become a Shareholder until cleared funds have been received.  Cleared funds must be available in such account no later than five Business Days prior to the particular subscription date or such other date as the Distributor may determine in its sole discretion and communicate to investors (the "Subscription Period").  Subscriptions received from prospective investors in advance of dates when Shares may be subscribed for and monies may be transmitted to the Funds will be held by the Escrow Agent.  Any interest earned on monies held by the Escrow Agent in such instances will be credited to the Funds and not the investor.  During the Subscription Period for the initial closing, the Funds' may use cleared funds for investments in Portfolio Funds.  During this period, all Shares will be issued at the same price.

Selling Agents also may impose fees (subject to the underwriting compensation limit set by FINRA applicable to its members), terms and conditions on investor accounts and investments in the Feeder Fund that are in addition to the fees, terms and conditions set forth in this Prospectus.  Such terms and conditions are not imposed by the Feeder Fund, the Distributor or any other service provider of the Funds.  Any terms and conditions imposed by a Selling Agent, or operational limitations applicable to such party, may affect or limit a Shareholder's ability to subscribe for Shares, or otherwise transact business with the Feeder Fund.  Investors should direct any questions regarding terms and conditions applicable to their accounts or relevant operational limitations to the Selling Agent.

REPURCHASES OF SHARES

No Right of Redemption

No Shareholder or other person holding Shares acquired from a Shareholder will have the right to require the Feeder Fund to redeem the Shares.  No public market for Shares exists, and none is likely to develop in the future.  Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Feeder Fund, as described below.

Repurchases

The Feeder Fund may, from time to time, repurchase Shares from their respective Shareholders in accordance with written tenders by Shareholders at those times, in those amounts, and on such terms and conditions as the respective Board may determine in its sole discretion.   In determining whether the Feeder Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors.  The Advisor currently expect that they will generally recommend to the Board that the Feeder Fund offer to repurchase Shares from Shareholders quarterly on March 31, June 30, September 30 and December 31.  However, the Feeder Fund is not required to conduct tender offers and may be less likely to conduct tenders during periods of exceptional market conditions or when Portfolio Funds suspend redemptions.

The Feeder Fund will require that each tendering Shareholder tender a minimum of $50,000 worth of Shares.

In determining whether to accept the Advisor' recommendation to repurchase interests, the Board may consider the following factors, among others:

•	whether any Shareholders have requested to tender Shares to the Feeder Fund;

•	the liquidity of the Feeder Fund's assets (including fees and costs associated with withdrawing from Portfolio Funds);

•	the investment plans and working capital and reserve requirements of the Feeder Fund;

•	the history of the Feeder Fund in repurchasing Shares;

•	the availability of information as to the value of the Feeder Fund's interests in underlying Portfolio Funds;

•	the conditions of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

•	any anticipated tax or regulatory consequences to the Feeder Fund of any proposed repurchases of Shares; and

•	the recommendations of the Advisor.

The Funds will repurchase Shares from Shareholders pursuant to written tenders on terms and conditions that the Board determines, in its sole discretion, to be fair to the Funds and to all Shareholders of the Funds.  The value of a Shareholder's Shares that are being repurchased will be equal to their aggregate NAV as of the Valuation Date.  When the Board determines that the Feeder Fund will repurchase Shares, notice will be provided to Shareholders describing the terms of the offer, containing information Shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate.  Shareholders deciding whether to tender Shares during the period that a tender offer is open may obtain the estimated aggregate NAV of their Shares by contacting the Administrator during the period at the contact number provided in the Shareholder's repurchase materials.

Repurchases will be effective after receipt and acceptance by the Feeder Fund of all eligible written tenders of Shares from its Shareholders.  Marketable securities used to satisfy an in-kind distribution will be valued in accordance with the Agreement and Declaration of Trust of the Feeder Fund and will be distributed to all tendering Shareholders on a proportionate basis.  If, however, payments are made in kind to a tendering Shareholder, such Shareholder may incur tax liability and brokerage costs in converting such securities to cash.  The Feeder Fund does not impose any charges in connection with repurchases of Shares.

In light of liquidity constraints associated with investments in Portfolio Funds and that the Feeder Fund may have to effect withdrawals from those funds to pay for Shares being repurchased, the Feeder Fund expects to employ the following repurchase procedures:

•
 If the Board elects to offer to repurchase Shares in the Feeder Fund, the Feeder Fund will send each Shareholder a tender offer that explains the terms and conditions of the repurchase.  This tender offer will be sent to Shareholders at least 20 Business Days prior to the date on which the Shareholder must notify the Feeder Fund that the Shareholder has elected to tender Shares to the Feeder Fund.

•
A Shareholder choosing to tender Shares for repurchase must do so within the Notice Date Period, which generally will be between 115 to 95 calendar days prior to the Valuation Date, which is generally expected to be the last Business Day of March, June, September or December.  Shares or portions of them will be valued as of the Valuation Date.  This means, for example, that the Notice Date Period for a tender offer having a December 31 Valuation Date would be between September 7 and September 27.

•
Promptly after the Notice Date Period, the Feeder Fund will issue to each Shareholder whose Shares (or portion of them) have been accepted for repurchase a repurchase instrument (the "Repurchase Instrument"), which will be held by the Escrow Agent, entitling the Shareholder to be paid an amount equal to the value, determined as of the Valuation Date (the "Payment Amount"), of the repurchased Shares.

•
The Repurchase Instrument will be non-interest bearing, non-transferable and non-negotiable.  A Shareholder who receives a Repurchase Instrument (the "Payee") shall retain all rights, with respect to tendered Shares, to inspect the books and records of the Feeder Fund and to receive financial and other reports relating to the Feeder Fund until the payment date.  Except as otherwise provided in the Repurchase Instrument, such Payee shall not be a Shareholder of the Feeder Fund and shall have no other rights (including, without limitation, any voting rights) under the Feeder Fund's Agreement and Declaration of Trust.  For purposes of calculating the value of the Repurchased Shares, the amount payable to the Payee will take into account and include all Feeder Fund income, gains, losses, deductions and expenses that the Payee would have been allocated for tax and book purposes had the Payee remained the owner of the Repurchased Shares until the Valuation Date.  If the Feeder Fund is liquidated or dissolved prior to the original Valuation Date, the Valuation Date shall become the date on which the Feeder Fund is liquidated or dissolved and the value of the Repurchased Shares will be calculated in accordance with the foregoing sentence.

•	As the owner of a Repurchase Instrument, an investor will no longer be a Shareholder of the feeder fund and will not have the rights of a Shareholder, including without limitation voting rights.

•
The initial payment (the “Initial Payment”) in respect of the Repurchase Instrument will be made in an amount equal to at least 90% of the estimated value of the Repurchase Instrument (or portion thereof), determined as of the Valuation Date.  The Initial Payment will be made as of the later of (1) approximately the 35th day after the Valuation Date, or (2) in the sole discretion of the Board of the Master Fund, if the Master Fund had requested withdrawals of its capital from any Portfolio Funds in order to fund the repurchase of Shares, within ten Business Days after the Master Fund has received at least 90% of the aggregate amount so requested to be withdrawn by the Master Fund from the Portfolio Funds.

•
The second and final payment (the “Final Payment”) is expected to be in an amount equal to the excess, if any, of (1) the value of the Repurchase Instrument (or portion thereof), determined as of the Valuation Date based upon the results of the annual audit of the Feeder Fund’s financial statements for the fiscal year in which the Valuation Date of such repurchase occurred, over (2) the Initial Payment.  The Advisor anticipates that the annual audit of the Feeder Fund’s financial statements will be completed within 60 days after the end of each fiscal year of the Feeder Fund and that the Final Payment will be made as promptly as practicable after the completion of such audit.

•
Although the amounts required to be paid by the Feeder Fund under the Repurchase Instrument will generally be paid in cash, the Feeder Fund may under certain limited circumstances pay all or a portion of the amounts due by an in-kind distribution of securities.  The Feeder Fund intends to make an in-kind payment only under the limited circumstance where the Feeder Fund receives an in-kind distribution from Portfolio Funds of transferable securities that the Feeder Fund cannot liquidate itself prior to making the distribution.

If modification of the Feeder Fund's repurchase procedures as described above is deemed necessary to comply with regulatory requirements or otherwise advisable, the Board will adopt revised procedures reasonably designed to provide Shareholders substantially the same liquidity for Shares as would be available under the procedures described above.

In the event that the Advisor or any of their affiliates holds Shares in the capacity of a Shareholder, the Shares may be tendered for repurchase in connection with any tender offer made by the Feeder Fund.

A Shareholder tendering only a portion of its Shares for repurchase will be required to continue to hold Shares with a value of at least $50,000 (or any lower amount equal to the Shareholder's initial subscription amount) after giving effect to the repurchase. If a Shareholder tenders an amount that would cause the value of its Shares in the Feeder Fund to fall below the required minimum, the Feeder Fund reserves the right to reduce the amount to be repurchased from the Shareholder so the value of the Shareholder's Shares is above the minimum or to repurchase all of the Shareholder's Shares.

Payment for repurchased Shares may require the Feeder Fund to liquidate portfolio holdings earlier than the Advisor would otherwise have caused these holdings to be liquidated, potentially resulting in losses, and may increase the Fund's investment-related expenses as a result of higher portfolio turnover rates. Liquidation of portfolio holdings to fund repurchases of Shares also may result in the Fund incurring redemption, withdrawal or similar fees charged by one or more Portfolio Funds.

The Agreement and Declaration of Trust grants the Board the authority to repurchase the Shares, or any portion of them, of a Shareholder or any person acquiring Shares from or through a Shareholder, without consent or other action by the Shareholder or other person, if the Board in its sole discretion determines that:

•	the Shares had been transferred or vested in any person in violation of the Feeder Fund's Agreement and Declaration of Trust;

•
ownership of the Shares by a Shareholder or other person is likely to cause the Feeder Fund to be in violation of, or subject the Feeder Fund to new or additional registration or regulation under the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by a Shareholder may be harmful or injurious to the business or reputation of the Feeder Fund, or may subject the Feeder Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by a Shareholder or other person in connection with the acquisition of Shares was not true when made or has ceased to be true;

•
ownership of the Shares by the Shareholder would cause the Feeder Fund to be subject to additional regulatory or compliance requirements imposed by laws other than the 1933 Act, the Securities Exchange Act of 1934 or the 1940 Act; or

•	if such repurchase would be in the best interest of the Feeder Fund, including without limitation in connection with the liquidation or termination of the Feeder Fund.

In the event that the Board determines that the Feeder Fund should, without the additional consent of the Shareholder, repurchase the Shares of such Shareholder, or any person acquiring Shares from or through the Shareholder, such repurchases will be subject to the following repurchase procedures unless otherwise determined by the Board from time to time:

•
Shares (or portions thereof) will be valued in accordance with the Funds' valuation and liquidity procedures as of the "Compulsory Repurchase Valuation Date" (which date, unless otherwise determined by the Board, shall be the last Business Day of the quarter in which the Fund intends to repurchase the Shares);

•
promptly after the Board determines that the Feeder Fund should repurchase the Shares of a Shareholder, or any person acquiring Shares from or through a Shareholder, pursuant to the authority granted in the Agreement and Declaration of Trust, the Fund will give to such person whose Shares (or portion thereof) have been called for repurchase (a "Compulsorily Repurchased Shareholder") notice of the Feeder Fund's intent to repurchase the Shares and the expected Compulsory Repurchase Valuation Date for such Shares;

•
promptly after the Compulsory Repurchase Valuation Date, the Feeder Fund will issue to the Compulsorily Repurchased Shareholder a promissory note (the "Compulsory Repurchase Instrument"), which will be held by the Escrow Agent, entitling the Compulsorily Repurchased Shareholder to be paid an amount equal to the value, determined as of the Compulsory Repurchase Valuation Date, of the repurchased Shares; and

•
the Compulsory Repurchase Instrument will be non-interest bearing, nontransferable and non-negotiable.  A Shareholder who receives a Compulsory Repurchase Instrument (the "Compulsory Repurchase Instrument Payee") shall retain all rights, with respect to tendered Shares, to inspect the books and records of the Feeder Fund and to receive financial and other reports relating to the Feeder Fund until the payment date.  Except as otherwise provided in the Compulsory Repurchase Instrument, such Compulsory Repurchase Instrument Payee shall not be a Shareholder of the Feeder Fund and shall have no other rights (including, without limitation, any voting rights) under the Feeder Fund's Agreement and Declaration of Trust.  For purposes of calculating the value of the Repurchased Shares, the amount payable to the Compulsory Repurchase Instrument Payee will take into account and include all Feeder Fund income, gains, losses, deductions and expenses that the Compulsory Repurchase Instrument Payee would have been allocated for tax and book purposes had the Compulsory Repurchase Instrument Payee remained the owner of the Repurchased Shares until the Valuation Date.  If the Feeder Fund is liquidated or dissolved prior to the original Valuation Date, the Valuation Date shall become the date on which the Feeder Fund is liquidated or dissolved and the value of the Repurchased Shares will be calculated in accordance with the foregoing sentence.

•
payment in respect of the Compulsory Repurchase Instrument will be made as of the later of (i) a period that is within 90 days after the Compulsory Repurchase Valuation Date, or (ii) if the Feeder Fund has requested withdrawal of its capital from one or more Portfolio Funds in order to fund the repurchase of Shares, within ten Business Days after the Feeder Fund has received at least 90% of the aggregate amount withdrawn from such Portfolio Funds. Payment in respect of the Compulsory Repurchase Instrument will be made in one or more installments. The Compulsory Repurchase Instrument may be prepaid, without premium, penalty or notice, at any time on or after the Valuation Date.

Transfers of Shares

A Shareholder may not directly or indirectly pledge, assign, sell, hypothecate, exchange, transfer or otherwise dispose of legal or beneficial ownership (including without limitation through any swap, structured note or any other derivative transaction) of all or any of its Shares, including, without limitation, any portion of an Share (such as a right to distributions), to any person (collectively a "Transfer" and each a "Transferee"), except for a Transfer that is effected solely by operation of law pursuant to the death, bankruptcy or dissolution of such Shareholder or a Transfer that is effected with the express written consent of the Board, which consent may be withheld in its sole and absolute discretion. No assignee, purchaser or Transferee may be admitted as a substitute Shareholder, except with the written consent of the Board, which consent may be given or withheld in its sole and absolute discretion.  No Transfer will be permitted unless the Board of the Feeder Fund concludes that such Transfer will not cause the Feeder Fund to be treated as a "publicly traded partnership" taxable as a corporation for U.S. federal income tax purposes.  Any Transfer made or purported to be made that is in violation of the Feeder Fund's Agreement and Declaration of Trust shall be void and of no effect.  To the extent any Shareholder, Transferee or successor Shareholder is purported to have transferred any economic interest in the Feeder Fund in violation of such Feeder Fund's Agreement and Declaration of Trust, such Feeder Fund shall not recognize such action and the Board may terminate all or any part of the Share of such Shareholder, Transferee or successor Shareholder at no value or such value as the Board determines in its sole and absolute discretion and the Shareholder, Transferee or successor Shareholder will forfeit all or such portion of its capital account in connection with such termination as determined by the Advisor in connection therewith.

With respect to a Repurchase Instrument or a Compulsory Repurchase Instrument, a Shareholder may not Transfer all or any portion of the Repurchase Instrument or the Compulsory Repurchase Instrument to any person, except for a Transfer that is effected solely by operation of law pursuant to the death, bankruptcy or dissolution of the Shareholder or a Transfer that is effected with the written consent of the Board, which consent may be given or withheld in the Board's sole and absolute discretion.

The Board has delegated its decision making authority on Transfers to officers of the Funds and the Advisor.  However, such delegation is subject to revocation by the Board at any time.

CALCULATION OF NET ASSET VALUE; VALUATION

Each of the Funds will calculate its NAV as of the last Business Day of each calendar month as noted below, and at such other times as the Board, upon advice from the Advisor, may determine, including in connection with repurchases of Shares, in accordance with the procedures described below.

In determining its NAV, the Fund's assets and liabilities are valued generally as of the last Business Day of each month as follows (i) within 60 days after the last Business Day of each quarter for purposes of audited year-end financial statements, unaudited semi-annual reports and quarterly filings on Form N-Q, (ii) within 90 days after the last Business Day of each quarter for purposes of processing subscriptions and redemptions and calculating management fees, and (iii) at such other times as subscriptions and redemptions may be approved by the Funds. In this respect, there may be differences between each Fund's NAV used for financial reporting purposes, and the NAV used for processing subscriptions and redemptions and calculating the Advisor's management fees.  Absent any material processing errors by the Funds' Administrator or the Advisor (e.g., inaccurate calculation of a price provided to the Advisor by a Portfolio Fund), valuations will generally not be subsequently adjusted for such differences.  Furthermore, in the event that a Portfolio Fund subsequently corrects, revises or adjusts a reported value that was properly relied upon by the Fund in accordance with the valuation procedures, the Portfolio Fund will generally not make any retroactive adjustment to its net asset value, or to any amounts paid based upon such net asset value, to reflect a revised valuation.  See "General Risks – Risks Related to Portfolio Funds – Portfolio Valuation."

The NAV of a Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.  Because the Feeder Fund intends to invest all or substantially all of their investable assets in the Master Fund, the value of the assets of the Feeder Fund will depend on the value of their share of the Portfolio Funds or other investments in which the Master Fund invests.

The internal valuation committee of the Advisor and its registered investment advisory affiliates (the "Valuation Committee") oversees the valuation of the Funds' investments, including interests in the Portfolio Funds, in accordance with written policies and procedures (the "Valuation Procedures") that the Board has approved for purposes of determining the value of securities held by the Funds, including, if applicable, the fair value of the Funds' investments in Portfolio Funds.  As a general principle, the fair valuation of an asset should reflect the amount that the Valuation Committee determines the Funds might reasonably expect to receive for the asset from the current sale of that asset in an arm's-length transaction, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

Valuation of Portfolio Funds

Prior to an investment by the Funds in any Portfolio Fund, the Advisor will conduct a due diligence review of the valuation methodologies used by the Portfolio Fund.  As part of its due diligence process, the Advisor will assess each Portfolio Fund's valuation policies and procedures for appropriateness in light of applicable accounting and industry standards.  If the Advisor ultimately concludes that a Portfolio Fund's valuation policy is not in accordance with applicable accounting and industry standards, the Funds' will not invest in that Portfolio Fund.  In addition, the Advisor will review any other information available to it, including reports by independent auditors, fund administrators or other third parties.

In valuing underlying Portfolio Fund interests held in the Funds' portfolio, the Funds' Administrator relies primarily on unaudited valuation information received from the Portfolio Funds.  Specifically, the Funds' Administrator typically will receive monthly estimated values or performance return information from the Portfolio Funds.  The Funds' Administrator will also receive annual audited financial statements from the Portfolio Funds.  The Funds' will not invest in Portfolio Funds that are not required to provide annual audited financial statements.

Fair Valuation and Adjustments

The Portfolio Funds are generally valued based upon values or performance information provided by the Managers or their administrators, as the case may be.  If the Advisor have reason to believe that a value or information provided by a Portfolio Fund is not in accordance with the applicable accounting or industry standards or is unreliable, the Advisor will consider whether it is appropriate, in light of all relevant circumstances, to adjust such reported value in accordance with the fair valuation procedures of the Funds.  In making this determination with respect to a Portfolio Fund that is a hedge fund, the Funds may consider factors such as, among others, (i) the price at which recent subscriptions or redemptions of the Portfolio Fund interests were offered, (ii) information provided to the Funds or to the Advisor by a Portfolio Fund, or the failure to provide such information as agreed to in the Portfolio Fund’s offering materials or other agreements with the Funds, (iii) relevant news and other sources, and (iv) market events.   In making this determination with respect to a Portfolio Fund that is a private equity, real estate or real asset fund, the Funds may consider factors such as, among others, (i) information provided to the Funds or to the Advisor by the Portfolio Fund, or the failure to provide such information as agreed to in the Portfolio Fund’s offering materials or other agreements with the Funds, (ii) relevant news and other sources, and (iii) extraordinary market events.  In addition, in the case where valuations from Portfolio Funds are not available, such investments will be fair valued.

Although the Valuation Procedures approved by the Board provide that the Valuation Committee will review the valuations provided by the Managers or their administrators, neither the Valuation Committee nor the Advisor will be able to confirm independently the accuracy of any unaudited valuations provided thereby.  For a description of certain risks related to the valuation of Portfolio Funds, see "General Risks – Risks Related to Portfolio Funds – Portfolio Valuation."

The valuations reported by the Managers of the Portfolio Funds, upon which the Funds calculate their quarter-end NAV and NAV per Share, may be subject to later adjustment, based on information reasonably available at that time. The Funds will pay repurchase proceeds, as well as calculate management fees, on the basis of net asset valuations determined using the best information available as of the Valuation Date. In the event a Portfolio Fund subsequently corrects, revises or adjusts a valuation after the Funds have determined a NAV, the Funds will generally not make any retroactive adjustment to such NAV, or to any amounts paid based on such NAV, to reflect a revised valuation. If, after the Funds pay repurchase proceeds, one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the repurchasing Shareholders (if the valuations are revised upward) or the remaining Shareholders (if the valuations are revised downwards) will bear the risk of such revisions. A redeeming Shareholder will neither receive distributions from, nor will it be required to reimburse, the Funds in such circumstances. This may have the effect of diluting or increasing the economic interest of other Shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from Managers or revisions to NAV of a Portfolio Fund adversely affect the Funds' NAV, the outstanding Shares of the Funds will be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV per Share lower than the adjusted amount. New Shareholders, as well as Shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to the subscription for Shares.

Valuation of Securities

To the extent the Funds invest directly in securities other than investments in Portfolio, the Funds will generally value such assets as described below.

Securities for which market quotations are readily available and not determined by the Advisor to be unreliable shall be valued at their current market value based on market quotations.  Equity securities that are traded on a recognized securities exchange (e.g., the NYSE), separate trading boards of a securities exchange, or through a market system that provides contemporaneous pricing information (an "Exchange") are valued via independent pricing services generally at the Exchange closing price, or if an Exchange closing price is not available, the last traded price on that Exchange, prior to the time as of which the assets or liabilities are valued.  However, other means of determining current market value may be used.  If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used.  In the event there are no sales involving an equity security on a day on which the Funds value such security, the last bid (long positions) or ask (short positions) price, if available, will be used.  If no bid or ask price is available on a day on which the Fund values such security, the prior day's price will be used, provided that the Advisor is not aware of any significant event or other information that would cause such last price to no longer reflect the fair value of the security, in which case such asset will be fair valued.

The Advisor may utilize, to value securities or assets for which market quotations are not readily available or for which such market quotations are determined to no longer reflect the fair value of the security, pricing agents or pricing services ("Pricing Services") approved or ratified by each Fund's Board or a committee thereof or (ii) broker-dealers or market makers ("Broker-Dealers").   The use of Pricing Services and Broker-Dealers for determining fair value is in addition to the use of such Pricing Services and Broker-Dealers for obtaining available market quotations.

When market quotations are not readily available or are believed to be unreliable, or the Advisor believes the values received from the Pricing Services or Broker-Dealers are unreliable, the security or asset is valued at fair value.  In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Valuation Committee and/or the Board, in consultation with the Advisor, will reevaluate the Funds' fair value methodology to determine, what, if any, adjustments should be made to the methodology.

ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to an employee benefit plan or other arrangement subject to the Employee Retirement Income Security Act of 1974, as amended (an "ERISA Plan" and "ERISA," respectively), and persons who are fiduciaries with respect to an IRA, Keogh Plan, or other plan that is subject to the prohibited transaction provisions of Section 4975 of the Code (together with ERISA Plans, "Plans") should consider, among other things, the matters described below before determining whether to invest in a Fund.

A Plan fiduciary considering an investment in a Fund should consult with its legal counsel concerning all the legal implications of investing in the Fund, especially the issues discussed in the following paragraphs. In addition, a Plan fiduciary should consider whether an investment in the Fund will result in any UBTI to the Plan. See "Certain U.S. Federal Income Tax Considerations."

ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, an obligation not to engage in a prohibited transaction and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor ("DOL") regulations provide that a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, whether the investment is permitted under the ERISA Plan's governing instruments, the role that the investment plays in the ERISA Plan's portfolio, taking into consideration whether the investment is designed reasonably to further the ERISA Plan's purposes, an examination of the risk and return factors, the relevant Fund's composition with regard to diversification, the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the ERISA Plan, the income tax consequences of the investment (see "Certain U.S. Federal Income Tax Considerations") and the projected return of the total portfolio relative to the ERISA Plan's funding objectives. Before investing the assets of an ERISA Plan in a Fund, a fiduciary should determine whether such an investment is consistent with its fiduciary responsibilities and the foregoing regulations. If a fiduciary with respect to any such ERISA Plan breaches its or his responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary itself or himself may be held liable for losses incurred by the ERISA Plan as a result of such breach.

Because each Fund is registered as an investment company under the 1940 Act, the underlying assets of a Fund should not be considered to be "plan assets" of the Plans investing in the Fund for purposes of the fiduciary responsibility and prohibited transaction rules under ERISA or the Code. Thus, the Advisor is not a fiduciary within the meaning of ERISA or the Code with respect to the assets of any Plan that becomes a Shareholder in a Fund, solely by reason of the Plan's investment in the Fund.

Certain prospective investors may currently maintain relationships with the Advisor in which the respective Fund invests, or with other entities that are affiliated with the Advisor. Each of such persons may be deemed to be a party in interest to and/or a fiduciary of any Plan to which it provides investment management, investment advisory, or other services. ERISA and the relevant provisions of the Code prohibit the use of Plan assets for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which such fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with legal counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code and fiduciaries of such Plans should not permit an investment in the Fund with plan assets if the Advisor or their affiliates perform or have investment powers over such assets, unless an exemption from the prohibited transaction rules apply with respect to such purchase.

Each Fund requires Plan fiduciaries proposing to invest in the respective Fund to certify that (a) the investment by such Plan interest holder in the Fund is prudent for the Plan  (taking into account any applicable liquidity and diversification requirements of ERISA); (b) the investment in the Fund is permitted under ERISA, the Code, other applicable law and the Plan's governing plan documents; (c) none of the Advisor nor any of its affiliates (including, without limitation, any of the Related Parties) has acted as a fiduciary under ERISA with respect to such purchase; (d) no advice provided by the Advisor or any of its affiliates (including, without limitation, any of the Related Parties) has formed a primary basis for any investment decision by such Plan interest holder in connection with such purchase; and (e) the purchase, holding and disposition of the interest in the Fund will not result in a prohibited transaction under Section 406 of ERISA or Section 4975 of the Code or any materially similar provisions of other law for which an exemption is not available.

The provisions of ERISA and the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA and the Code contained herein is, of necessity, general and may be affected by future publication of regulations and rulings. Potential Plan investors should consult with their legal advisors regarding the consequences under ERISA and the Code of the acquisition and ownership of an investment in the Fund.

Employee benefit plans that are governmental plans (as defined in Section 3(32) of ERISA) are not subject to requirements of ERISA or the Code discussed above, but may be subject to substantively similar provisions of other applicable federal or state law or may be subject to other legal restrictions on their ability to invest in a Fund. Accordingly, any such governmental plans and the fiduciaries of such plans should consult with their legal counsel concerning all the legal implications of investing in any Fund.

A FUND'S SALE OF INTERESTS TO PLANS IS IN NO RESPECT A REPRESENTATION OR WARRANTY BY THE FUND, THE ADVISORS OR ANY OF THEIR AFFILIATES (INCLUDING, WITHOUT LIMITATION, ANY OF THE RELATED PARTIES), OR BY ANY OTHER PERSON ASSOCIATED WITH THE SALE OF THE INTERESTS, THAT SUCH INVESTMENT BY PLANS MEETS ALL RELEVANT LEGAL REQUIREMENTS APPLICABLE TO PLANS GENERALLY OR TO ANY PARTICULAR PLAN, OR THAT SUCH INVESTMENT IS OTHERWISE APPROPRIATE FOR PLANS GENERALLY OR FOR ANY PARTICULAR PLAN.

CERTAIN TAX CONSIDERATIONS

The following is a summary of certain U.S. federal income tax considerations relevant to the acquisition, holding and disposition of Shares by U.S. Shareholders. This summary is based upon existing U.S. federal income tax law, which is subject to change, possibly with retroactive effect. This summary does not discuss all aspects of U.S. federal income taxation which may be important to particular investors in light of their individual investment circumstances, including investors subject to special tax rules, such as U.S. financial institutions, insurance companies, broker-dealers, tax-exempt organizations, partnerships, Shareholders who are not United States persons (as defined in the Code), Shareholders liable for the alternative minimum tax, persons holding Shares through partnerships or other pass-through entities, or investors that have a functional currency other than the U.S. dollar, all of whom may be subject to tax rules that differ significantly from those summarized below. This summary assumes that investors have acquired Shares pursuant to this offering and will hold their Shares as “capital assets” (generally, property held for investment) for U.S. federal income tax purposes. Prospective Shareholders are encouraged to consult their own tax advisors regarding the non-U.S. and U.S. federal, state, and local income and other tax considerations that may be relevant to an investment in the Funds.

In addition to the particular matters set forth in this section, tax-exempt entities should review carefully those sections of this Prospectus and the SAI regarding liquidity and other financial matters to ascertain whether the investment objectives of the Fund are consistent with their overall investment plans.

Taxation of the Feeder Fund and the Master Fund

Each of the Feeder Fund and the Master Fund intends to qualify as a regulated investment company (a “RIC”) under federal income tax law. If a Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, the Fund will not be required to pay federal income taxes on any income it distributes to shareholders. If a Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, plus any amounts that were not distributed in previous taxable years, then a Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.

Each Fund is required to use the accrual method of accounting and expects to use the calendar year as its tax year for income tax purposes.

As described below under “Investments in Passive Foreign Investment Companies,” the Feeder Fund expects to be taxed largely at ordinary income rates on gains from the Portfolio Funds.

Distributions to Shareholders

Shareholders normally will be subject to U.S. federal income taxes, and any state and/or local income taxes, on the dividends and other distributions that they receive from the Feeder Fund. Distributions of the Feeder Fund’s income derived from the Portfolio Funds as well as gains from the disposition of the Portfolio Funds with respect to which the Funds have made a “mark-to-market” election will be taxable to Shareholders at ordinary income rates to the extent of the Feeder Fund’s current and accumulated earnings and profits. Such distributions will generally be taxable to Shareholders as ordinary income regardless of whether Shareholders receive such payments in cash or reinvest the distributions in the Feeder Fund.  It is expected that a substantial portion, and possibly all, of the Feeder Fund’s distributions will be treated as ordinary income to its Shareholders.

The Feeder Fund may be able to make distributions of capital gains received from Portfolio Funds in which the Funds have made a “qualified electing fund” election as described in more detail below.  Such distributions will generally be taxable to Shareholders as long-term capital gain regardless of whether Shareholders receive such payments in cash or reinvest the distributions in the Feeder Fund.  A Shareholder may be eligible for a reduced rate of taxation on long-term capital gain distributions that he receives from the Feeder Fund, regardless of how long the Shareholder has held shares in the Feeder Fund.  Distributions by the Feeder Fund in excess of the Feeder Fund’s current and accumulated earnings and profits will be treated as a tax-free return of capital to the extent of (and in reduction of) the Shareholders’ tax bases in their Shares and any such amount in excess of their bases will be treated as gain from the sale of Shares, as discussed below.

If the Feeder Fund receives distributions of “qualified dividend income” from the Portfolio Funds, it could potentially make distributions to Shareholders that are taxed at the same rates as long-term capital gains. The Feeder Fund does not expect that it will make distributions to Shareholders that are eligible for this reduced rate of taxation.

Shareholders are generally taxed on any ordinary income dividend or capital gain distributions from the Feeder Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid to Shareholders of record of such month in January of the following year, then such amounts will be treated for tax purposes as having been distributed by the Feeder Fund and received by the Shareholders on December 31 of the year prior to the date of payment.

If the Feeder Fund receives qualifying dividends from its investments, it could potentially make distributions that are eligible for the 70% “dividends received deduction” for corporate Shareholders. The Feeder Fund does not expect that it will make distributions to Shareholders that are eligible for this deduction.

The Feeder Fund intends to distribute its ordinary income and capital gains at least once annually.

The Feeder Fund will inform Shareholders of the source and status of each distribution made in a given calendar year promptly after the close of such calendar year. See “Distribution Policy.”

Shareholders who are not citizens or residents of the United States generally will be subject to a 30% U.S. federal withholding tax, or U.S federal withholding tax at such lower rate as prescribed by applicable tax treaty, on distributions of the Feeder Fund’s income derived from the Portfolio Funds. Each non-U.S. Shareholder must provide documentation to the Feeder Fund certifying its non-United States status.

Income from Repurchases and Transfers of Shares

The repurchase or transfer of the Feeder Fund’s Shares may result in a taxable gain or loss to the tendering Shareholder. Different tax consequences may apply for tendering and non-tendering Shareholders in connection with a repurchase offer. For example, if a Shareholder does not tender all of his or her Shares, such repurchase may not be treated as an exchange for U.S. federal income tax purposes and may result in deemed distributions to non-tendering Shareholders. On the other hand, Shareholders who tender all of their Shares (including Shares deemed owned by Shareholders under constructive ownership rules) will be treated as having sold their Shares and generally will realize a capital gain or loss. Such gain or loss is measured by the difference between the Shareholder’s amount received and his or her adjusted tax basis of the Shares. For non-corporate Shareholders, gain or loss from the transfer or repurchase of shares generally will be taxable at a U.S. federal income tax rate dependent upon the length of time the Shares were held. Shares held for a period of one year or less at the time of such repurchase or transfer will, for U.S. federal income tax purposes, generally result in short-term capital gains or losses, and those held for more than one year will generally result in long-term capital gains or losses.

Investments in Passive Foreign Investment Companies

The Funds intend to purchase interests in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and that will generally be treated as passive foreign investment companies (“PFICs”). The Funds intend to elect to either “mark-to-market” the shares that they hold in PFICs at the end of each taxable year or make a “qualified electing fund” election (a “QEF election”) with respect to such shares.

The Funds expect to make the “mark-to-market” election with respect to most of the Portfolio Funds.  If the Funds make such an election with respect to a PFIC, the Feeder Fund will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value unless the loss is required to be deferred. Gains realized with respect to PFICs that the Funds have elected to mark-to-market will be ordinary income. If the Feeder Fund realizes a loss with respect to such a PFIC, whether by virtue of selling the PFIC or because of the “mark-to-market” adjustment described above, such loss will be ordinary to the extent of the excess of the sum of the mark-to-market gains over the mark-to-market losses recognized with respect to the PFIC. To the extent that the Feeder Fund’s loss with respect to the PFIC exceeds such limitation, the loss will generally be deferred until sold, at which point the loss will be treated as a capital loss. Although the Feeder Fund may only deduct capital losses in a given taxable year to the extent of capital gains, the Feeder Fund may carry forward remaining capital losses for up to eight years following the taxable year in which the loss was recognized. However, the Feeder Fund does not expect to generate significant capital gains from its investments.

As an alternative to the “mark-to-market election,” in certain circumstances the Funds may be able make a QEF election with respect to the shares of a PFIC in which they own shares.  If the Funds make a QEF election, then the Feeder Fund must include in income for each year its pro rata share of the PFIC’s ordinary earnings and net capital gain, if any, for the PFIC’s taxable year that ends with or within the taxable year of the Feeder Fund, regardless of whether or not distributions were received from the PFIC by the Feeder Fund.  Losses of the PFIC would not pass through to the Feeder Fund on a current basis, however, the Feeder Fund may ultimately recognize such losses on a disposition of the shares of the PFIC.  The Feeder Fund would generally recognize capital gain or loss on the sale, exchange, or other disposition of the shares of a PFIC with respect to which the Funds made a QEF election.  Such gain or loss will be treated as long-term capital gain or loss if the Feeder Fund’s holding period in the PFIC  shares is greater than one year at the time of the sale, exchange or other disposition.  In order for the Funds to make a QEF election, the PFIC must annually provide the Funds with certain information regarding the Funds’ share of the PFIC’s net ordinary earnings and net long-term capital gain.  The Funds may not be able to obtain such information from any Portfolio Fund.  Therefore, there can be no assurance that the Funds will be able to make a QEF election with respect to any Portfolio Fund.

By making the mark-to-market election or the QEF election, the Funds may be required to recognize income (which generally must be distributed to Shareholders) in excess of the distributions that it received from PFICs. Accordingly, the Funds may need to borrow money or dispose of their interests in the Portfolio Funds in order to make the required distributions.

If the Funds do not make the “mark-to-market” election or the QEF election, they would be subject to an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the shares of a PFIC (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Feeder Fund as a dividend to its Shareholders.

Fund Tax Returns and Tax Information

The Feeder Fund is required to use the accrual method of accounting and expects to use the calendar year as its tax year for income tax purposes.

After the end of each calendar year, Shareholders will be sent information regarding the amount and character of distributions received from the Feeder Fund during the year.

State and Local Taxes

In addition to the U.S. federal income tax consequences summarized above, prospective investors should consider the potential state and local tax consequences of an investment in the Feeder Fund.  Shareholders are generally taxable in their state of residence on their share of the Feeder Fund’s income.

Information Reporting and Backup Withholding

Information returns generally will be filed with the Internal Revenue Service in connection with distributions with respect to the Shares unless Shareholders establish that they are exempt from the information reporting rules, for example by properly establishing that they are corporations. If Shareholders do not establish that they are exempt from these rules, they generally will be subject to backup withholding on these payments if they fail to provide their taxpayer identification number or otherwise comply with the backup withholding rules. The amount of any backup withholding from a payment to Shareholders will be allowed as a credit against their U.S. federal income tax liability and may entitle Shareholders to a refund, provided that the required information is timely furnished to the IRS.

Other Taxes

The foregoing is a summary of some of the tax rules and considerations affecting Shareholders and the operations of the Funds, and does not purport to be a complete analysis of all relevant tax rules and considerations, nor does it purport to be a complete listing of all potential tax risks inherent in making an investment in the Funds.  Non-U.S. investors are urged to consult with their own tax advisers regarding any proposed investment in the Funds. A Shareholder may be subject to other taxes, including but not limited to, state and local taxes, estate and inheritance taxes, and intangible property taxes that may be imposed by various jurisdictions. The Funds also may be subject to state, local, and foreign taxes that could reduce cash distributions to Shareholders. It is the responsibility of each Shareholder to file all appropriate tax returns that may be required. Each prospective Shareholder is urged to consult with his or her tax adviser with respect to any investment in the Funds.

In addition to the particular matters set forth in this section, tax-exempt entities should review carefully those sections of this Prospectus and the SAI regarding liquidity and other financial matters to ascertain whether the investment objectives of the Funds are consistent with their overall investment plans.

AGREEMENT AND DECLARATION OF TRUST

An investor in the Feeder Fund will be a Shareholder of the Feeder Fund and his or her rights in the Feeder Fund will be established and governed by the Feeder Fund’s Agreement and Declaration of Trust.  A prospective investor and his or her advisors should carefully review the Agreement and Declaration of Trust as each Shareholder will agree to be bound by its terms and conditions.

PRIVACY POLICIES OF THE FUNDS

The Funds are committed to maintaining the privacy of their current and former Shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information a Fund collects, how the Funds protect that information and why, in certain cases, the Funds may share such information with select parties.

The Funds obtain or verify personal non-public information from and about you from different sources, including the following: (i) information the Funds receive from you or, if applicable, Selling Agents, on applications, forms or other documents; (ii) information about your transactions with the Funds, its affiliates or others; (iii) information the Funds receive from a consumer reporting agency; and (iv) from visits to the Funds' or their affiliates' Web sites.

The Funds do not sell or disclose to non-affiliated third parties any non-public personal information about their current and former Shareholders, except as permitted by law or as is necessary to respond to regulatory requests or to service member accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

The Funds may share information with their affiliates or Selling Agents to service your account or to provide you with information about other products or services of the Advisor that may be of interest to you. In addition, the Funds restrict access to non-public personal information about their current and former Shareholders to those employees of the Advisor with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its current and former Shareholders, including procedures relating to the proper storage and disposal of such information.

If you are located in a jurisdiction where specific laws, rules or regulations require the Funds to provide you with additional or different privacy-related rights beyond what is set forth above, then the Funds will comply with those specific laws, rules or regulations.

REPORTS TO SHAREHOLDERS

THE FEEDER FUND FURNISHES TO SHAREHOLDERS AS SOON AS PRACTICABLE AFTER THE END OF EACH TAXABLE YEAR INFORMATION ON FORM 1099 AS IS REQUIRED BY LAW TO ASSIST THE SHAREHOLDERS IN PREPARING THEIR TAX RETURNS. THE FEEDER FUND PREPARES, AND TRANSMITS TO SHAREHOLDERS, AN AUDITED ANNUAL REPORT WITHIN 60 DAYS AFTER THE CLOSE OF THE PERIOD FOR WHICH THE REPORT IS BEING MADE, OR AS OTHERWISE REQUIRED BY THE 1940 ACT. SHAREHOLDERS ALSO ARE SENT REPORTS ON A QUARTERLY BASIS REGARDING THE FEEDER FUND’S OPERATIONS DURING EACH QUARTER.  FISCAL YEAR

For accounting purposes, each Fund's fiscal year is the 12-month period ending on March 31. The 12-month period ending March 31 of each year will be the taxable year of each Fund.

ACCOUNTANTS AND LEGAL COUNSEL

The Board has selected [_____________] as the independent public accountants of the Funds. Its  principal business address is located at [________________], located at [_______________________], serves as legal counsel to the Funds and also serves as legal counsel to the Advisor and certain of its affiliates.

INQUIRIES

Inquires concerning the Funds and the Shares (including procedures for purchasing Shares) should be directed to:

Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Chapel Hill, North Carolina 27517
Attention:
Toll-Free

FINANCIAL STATEMENTS

Financial highlights information is not available because the Feeder Fund has not yet commenced operations.

APPENDIX A

Form of Subscription Agreement

[To be filed by amendment.]

A-1

APPENDIX B

Proxy Voting Policy

[To be filed by amendment.]

B-1

PART C:
OTHER INFORMATION

Morgan Creek Global Equity Long/Short Institutional Fund (the "Fund")

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Financial statements are not available because the Fund has not yet commenced operations.

(2)	Exhibits

(a)(1)	Agreement and Declaration of Trust of the Fund (filed herewith)

(a)(2)	Certificate of Trust (filed herewith)

(b)	By-Laws (filed herewith)

(c)	Not applicable

(d)	Refer to Exhibit (a)(1)

(e)	Form of Dividend Reinvestment Plan – To be filed by amendment.

(f)	Not applicable

(g)	Form of Investment Management Agreement between the Fund, Global Equity Long/Short Master Fund and Morgan Creek Capital Management, LLC – To be filed by amendment.

(h)	Form of Distribution Agreement – To be filed by amendment.

(i)	Not applicable

(j)	Form of Custodian Agreement between the Fund and State Street Bank and Trust Company – To be filed by amendment.

(k)(1)	Form of Administration Agreement between the Fund, Global Equity Long/Short Master Fund and State Street Bank and Trust Company – To be filed by amendment.

(k)(2)	Form of Investor Services Agreement between the Fund, Global Equity Long/Short Master Fund and Morgan Creek Capital Management, LLC – To be filed by amendment.

(k)(3)	Form of Transfer Agency Agreement between the Fund, Global Equity Long/Short Master Fund and [_______________] – To be filed by amendment.

(l)	Opinion and Consent of Seward & Kissel LLP – To be filed by amendment.

(m)	Not applicable

(n)	Consent of Independent Registered Public Accounting Firm – To be filed by amendment.

(o)	Not applicable

(p)	Not applicable

(q)	Not applicable

(r)	Form of Rule 17j-1 Code of Ethics of the Fund and its investment adviser, Morgan Creek Capital Management, LLC – To be filed by amendment.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

Not Applicable

Item 28. Persons Controlled by or Under Common Control With Registrant

Global Equity Long/Short Fund and Morgan Creek Opportunity Offshore Fund, Ltd. may be considered to be under common control with Registrant.

Item 29. Number of Holders of Securities

Record holders of shares: 1

Item 30. Indemnification

ARTICLE V of the Registrant's Agreement and Declaration of Trust states as follows:

5.1
No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2	Mandatory Indemnification

5.2(a)
Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

5.2(b)
Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

5.2(c)
The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

5.2(d)
The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of Shareholders or Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be entitled.

5.2(e)
Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3	No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

5.4
No Duty of Investigation; No Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

5.5
Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Section [__] of the form of Investment Management Agreement between the Fund and Morgan Creek Capital Management, LLC states as follows:

[To be added by amendment.]

Item 31. Business and Other Connections of Investment Adviser

Information as to the directors and officers of the Morgan Creek Capital Management LLC, the Registrant's investment adviser ("Advisor"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Advisor in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-65690) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant, (2) the Registrant's Investment Adviser and Servicing Agent, (3) the Registrant's Custodian, and (4) the Registrant's Administrator. The address of each is as follows:

1.	Morgan Creek Global Equity Long/Short Institutional Fund 301 West Barbee Chapel Road, Suite 200 Chapel Hill, North Carolina 27517

2.	Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road, Suite 200 Chapel Hill, North Carolina 27517

3.	State Street Bank and Trust Corporation One Franklin Street Boston, Massachusetts, 02111

4.	State Street Bank and Trust Corporation One Franklin Street Boston, Massachusetts, 02111

Item 33. Management Services

Not applicable.

Item 34. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chapel Hill in the State of North Carolina on the 27th day of August, 2010.

MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND

By: /s/ Mark W. Yusko
Name: Mark W. Yusko Title: Chairman, President and Trustee

Pursuant to the requirements of the 1933 Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	Signatures		Titile	Date

(1)	Principal Executive Officer		Chairman & Director	August 27, 2010

	By:	/s/ Mark W. Yusko
Mark W. Yusko

(2)	Principal Financial Officer		Treasurer	August 27, 2010

	By:	/s/ Mark B. Vannoy
Mark B. Vannoy

MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND

EXHIBIT INDEX

EXHIBIT NUMBER

(a)(1)	Agreement and Declaration of Trust

(a)(2)	Certificate of Trust

(b)	By-Laws